UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 10/31/2009

Item 1:	Report(s) to Shareholders.

2009

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Alpha Strategy Fund

Fundamental Equity Fund*

International Core Equity Fund

International Dividend Income Fund

International Opportunities Fund

Large Cap Value Fund

Value Opportunities Fund

For the fiscal year ended October 31, 2009

* Formerly known as All Value Fund

Lord Abbett Securities Trust

Annual Report

For the fiscal year ended October 31, 2009

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Securities Trust’s performance for the fiscal year ended October 31, 2009. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Q: What were the overall market conditions during the fiscal year ended October 31, 2009?

A: After taking a beating during much of the first half of the fiscal year ended October 31, 2009, the equity markets (as represented by the S&P 500® Index1) began to trend upward during the balance of the period, recovering some of their previous losses. The fiscal year ended with the S&P 500 Index up 9.80%.

Mid cap stocks (as defined by the Russell MidCap® Index2) generally outperformed small cap stocks (as measured by the Russell 2000® Index3) and large cap stocks (as measured by the Russell 1000® Index4). Growth stocks (as represented by the Russell 3000® Growth Index5) outperformed value stocks (as represented by the Russell 3000® Value Index6) for the fiscal year. Overall, most equity asset classes and investing styles trended higher throughout the 12-month fiscal period.

On the international side, foreign equity markets (as measured by the MSCI EAFE® Index with Gross Dividends7) outperformed domestic equity markets for the 12-month period.

Lord Abbett Alpha Strategy Fund

Q: How did the Alpha Strategy Fund perform during the fiscal year ended October 31, 2009?

A: The Alpha Strategy Fund is a fund of funds that pursues its investment objective by investing in other Lord Abbett funds. The Fund seeks to achieve long-term growth and capital appreciation through investments in a broadly diversified portfolio of small cap stocks.

The Alpha Strategy Fund currently divides assets among the Lord Abbett International Opportunities Fund, approximately 21.7% of the Alpha Strategy Fund’s portfolio; Lord Abbett Small Cap Value Fund, approximately 19.6%; Lord Abbett Developing Growth Fund, approximately 19.5%; Lord Abbett Micro Cap Value Fund, approximately 9.9%; Lord Abbett Small Cap Blend Fund approximately 9.9%; Lord Abbett Value Opportunities Fund, approximately 9.8%; and Lord Abbett Micro Cap Growth Fund, approximately 9.6%.

The Alpha Strategy Fund’s performance is directly related to the performance of its underlying funds.

The Alpha Strategy Fund returned 20.57%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the combined 85% Russell 2000 Index/15% S&P Developed Ex-U.S. Small Cap Index,8 which returned 11.60% over the same period.

All of the Lord Abbett mutual funds among which the Alpha Strategy Fund allocates its assets enjoyed positive performance for the period. The most significant contributors to the Alpha Strategy Fund’s performance were international stocks in the International Opportunities Fund, growth stocks in the Micro Cap Growth Fund, and value stocks in the Value Opportunities Fund.

In the International Opportunities Fund, performance was helped by positions in the financials, industrials, and energy sectors. The most significant individual contributor to the International Opportunities Fund’s performance was consumer discretionary holding REXLot Holdings Limited (formerly REXCAPITAL Financial Holdings Limited), a provider of lottery-related systems, machines, and services to the Chinese lottery market.

In the Micro Cap Growth Fund, performance was helped by positions in the technology, energy, and consumer discretionary sectors. The most significant contributor to the Fund was energy holding EnerNOC, Inc. (the number-one contributor), a provider of clean and intelligent power solutions.

In the Value Opportunities Fund, performance was helped by positions in the financial services, consumer discretionary, and consumer staples sectors. The most significant contributor to the Value Opportunities Fund was technology holding Rovi Corporation, a provider of digital home entertainment solutions to businesses offering digital goods to consumers across multiple channels.

Lord Abbett Fundamental Equity Fund (formerly All Value Fund)

Q: How did the Fundamental Equity Fund perform during the fiscal year ended October 31, 2009?

A: The Fund returned 13.84%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 3000® Value Index, which returned 4.56% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant contributors to the Fund’s performance relative to its benchmark for the 12-month period were the healthcare, consumer staples, and producer durables sectors.

Among the individual holdings that contributed to performance were healthcare holding Schering-Plough Corporation (the Fund’s number-one contributor), a worldwide pharmaceutical company; consumer staples holding, Archer-Daniels-Midland, a provider of agricultural commodities and products; and consumer discretionary holding Wynn Resorts Limited, an owner and operator of luxury hotels and destination casino resorts.

The most significant detractor from the Fund’s performance relative to its benchmark for the 12-month period was the technology sector.

Among the individual holdings that detracted from performance were materials and processing holdings Pactiv Corp. (the Fund’s number-one detractor), a producer of consumer and food service/food packaging products, and Cytec Industries Inc., a maker of specialty chemicals, specialty materials, and building block chemicals; and consumer staples holding The Kroger Co., an operator of U.S. supermarkets and convenience stores.

Lord Abbett International Core Equity Fund

Q: How did the International Core Equity Fund perform during the fiscal year ended October 31, 2009?

A: The Fund returned 32.32%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the MSCI EAFE Index with Gross Dividends, which returned 28.41% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant contributors to Fund performance relative to its benchmark for the 12-month period were the financials, energy, and utilities sectors.

Among the individual holdings that contributed to performance relative to its benchmark for the 12-month period were energy holding Tullow Oil plc (the Fund’s number-one contributor), a supplier of oil and natural gas operating in the United Kingdom’s southern North Sea, Africa, and

South Asia; and financials holdings DnB NOR ASA, a Norwegian-based financial services company, and Irish Life & Permanent plc, a leading provider of personal financial services in the Irish market.

The most significant detractors from Fund performance relative to its benchmark for the 12-month period were the telecommunications services, industrials, and information technology sectors.

Among the individual holdings that detracted from performance were financials holding Royal Bank of Scotland Group plc (the Fund’s number-one detractor), a provider of commercial banking services; consumer staples holding Kao Corporation, a Japanese manufacturer of household and chemical products; and utilities holding National Grid plc, an international electricity and gas company.

Lord Abbett International Dividend Income Fund

Q: How did the International Dividend Income Fund perform during the fiscal year ended October 31, 2009?

A: The Fund returned 35.88%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the MSCI All Country World Ex-U.S. Value Index with Gross Dividends,9 which returned 39.02% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant detractors from Fund performance relative to its benchmark were the consumer staples sector, materials sector (owing to an underweight position), and the information technology sector.

Among the individual holdings that detracted from performance were financials holding Swiss Reinsurance Company Ltd. (the Fund’s number-one detractor), a global reinsurer; healthcare holding GlaxoSmithKline plc, a research-based pharmaceutical group; and utilities holding National Grid plc, an international electricity and gas company.

The most significant contributors to Fund performance relative to its benchmark for the 12-month period were the financials, industrials, and utilities sectors.

Among the individual holdings that contributed to performance relative to its benchmark were financials holdings Barclays plc (the Fund’s number-one contributor), a provider of commercial and investment banking and related services; Banco Santander SA ADR, a provider of a range of financial products primarily in Spain, the United Kingdom, Portugal, other European countries, Latin America, and the United States; and Australia and New Zealand Banking Group Limited, a full-service bank.

Lord Abbett International Opportunities Fund

Q: How did the International Opportunities Fund perform during the fiscal year ended October 31, 2009?

A: The Fund returned 47.94%, reflecting performance at the net asset value (NAV)

of Class A shares with all distributions reinvested, compared to its benchmark, the S&P Developed Ex-U.S. Small Cap Index, which returned 44.31% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant contributors to Fund performance relative to its benchmark for the 12-month period were the financials, industrials, and energy sectors.

Among the individual holdings that contributed to performance relative to its benchmark for the 12-month period were consumer discretionary holding REXLot Holdings Limited (formerly REXCAPITAL Financial Holdings Limited, and the Fund’s number-one contributor), a provider of lottery-related systems, machines, and services to the Chinese lottery market; and financials holdings Megaworld Corporation, a Philippines-based real estate company, and Azimut Holding SpA, an asset management company based in Italy.

The most significant detractors from Fund performance relative to its benchmark for the 12-month period were the healthcare sector, the information technology sector, and the utilities sector (owing to an overweight position).

Among the individual holdings that detracted from performance were financials holding EFG International AG (the Fund’s number-one detractor), a Switzerland-based private banking and asset management company; industrials holding Q-Cells SE, a photovoltaic company based in Germany; and information technology holding China Security & Surveillance Technology, Inc., a provider of surveillance and safety products in China.

Lord Abbett Large Cap Value Fund

Q: How did the Large Cap Value Fund perform during the fiscal year ended October 31, 2009?

A: The Fund returned 3.77%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,10 which returned 4.78% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant detractors from the Fund’s performance relative to its benchmark for the 12-month period were the financial services sector (owing to an overweight position), the technology sector, and the healthcare sector.

Among the individual holdings that detracted from performance were financial services holdings Bank of America Corporation (the Fund’s number-one detractor), a provider of financial and risk-management products and services; Merrill Lynch & Co., Inc., a global provider of investment, financing, advisory, insurance, banking, and related products; and Fifth Third Bancorp, a diversified financial services company operating in the Midwestern and Southeastern regions of the United States.

The most significant contributors to the Fund’s performance relative to its benchmark for the 12-month period were the consumer discretionary sector (owing to an overweight position) and the consumer staples sector.

Among the individual holdings that contributed to performance were financial services holding The Goldman Sachs Group, Inc. (the Fund’s number-one contributor), a global investment banking and securities firm; consumer staples holding Coca-Cola Co., a provider of non-alcoholic beverages; and consumer discretionary sector holding Kohl’s Corporation, an operator of a chain of family-oriented department stores.

Lord Abbett Value Opportunities Fund

Q: How did the Value Opportunities Fund perform during the fiscal year ended October 31, 2009?

A: The Fund returned 17.81%, reflecting the performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2500® Value Index,11 which returned 8.55% for the same period.

Q: What were the most significant factors affecting performance?

A: The most significant contributors to Fund performance relative to its benchmark for the 12-month period were the financial services, consumer discretionary, and consumer staples sectors.

Among the individual holdings that contributed to performance relative to its benchmark for the 12-month period were technology holding Rovi Corporation (the Fund’s number-one contributor), a provider of digital home entertainment solutions to businesses offering digital goods to consumers across multiple channels; and consumer discretionary holdings Chico’s FAS, Inc., a retailer of private label women’s casual clothing and related accessories, and Fossil, Inc., a supplier of consumer fashion accessories.

The most significant detractors from Fund performance relative to its benchmark for the 12-month period were the healthcare sector, the materials and processing sector, and the energy sector (owing to an overweight position).

Among the individual holdings that detracted from performance were financial services holding KeyCorp (the Fund’s number-one detractor), a provider of retail and commercial banking, leasing, and investment products; consumer discretionary holding Genesco, Inc., a retailer of branded footwear and headwear; and materials and processing holding Cytec Industries Inc., a supplier of specialty chemicals.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell MidCap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

3  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 1000 Index.

4  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

5  The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

6  The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes.

7  The MSCI EAFE® Index with Gross Dividends is an unmanaged index that reflects the stock markets of 21 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

8  The S&P Developed Ex-U.S. Small Cap Index is the small cap and developed markets component of S&P’s Broad Market Index (BMI). The Small Cap Index includes the bottom 15% of market capitalizations per country.

9  The MSCI All Country World Ex-U.S. Value Index with Gross Dividends is an unmanaged index that reflects the stock markets of 23 developed and 22 emerging market country indexes, with values expressed in U.S. dollars. The index approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

10  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

11  The Russell 2500® Value Index measures the performance of those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values.

Unless otherwise indicated, indexes are unmanaged and reflect total returns with all distributions reinvested, but do not reflect the deduction of fees, expenses, or taxes, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

The views of the Funds’ management and the portfolio holdings described in this report are as of October 31, 2009; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund’s prospectus.

During certain periods shown, expense reimbursements were in place for the Alpha Strategy Fund, the International Dividend Income Fund, Large Cap Value Fund and the Value Opportunities Fund. Without such expense reimbursements, the Funds’ returns would have been lower.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Alpha Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Index, 85% Russell 2000® Index/15% S&P Developed Ex-U.S. SmallCap Index, and the S&P Developed Ex-U.S. SmallCap Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended October 31, 2009

	1 Year	5 Years	10 Years	Life of Class
Class A3	13.64%	4.85%	4.06%	–
Class B4	15.86%	5.26%	4.14%	–
Class C5	19.78%	5.42%	4.01%	–
Class F6	20.95%	–	–	-13.35%
Class I7	21.06%	6.48%	–	6.89%
Class R2[8]	20.37%	–	–	-13.79%
Class R3[9]	20.39%	–	–	-13.71%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance for each unmanaged index and average does not reflect transaction costs, management fees or sales charges. The performance of each index and average is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on October 19, 2004. Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Fundamental Equity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 3000® Value Index and the Russell 1000® Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended October 31, 2009

	1 Year	5 Years	10 Years	Life of Class
Class A3	7.29%	1.78%	3.86%	–
Class B4	8.97%	2.16%	3.95%	–
Class C5	13.02%	2.34%	3.84%	–
Class F6	14.03%	–	–	-9.78%
Class I7	14.11%	3.37%	–	8.51%
Class P8	13.59%	2.87%	–	3.71%
Class R2[9]	13.44%	–	–	-10.21%
Class R3[10]	13.55%	–	–	-10.16%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance for each unmanaged index does not reflect any transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on March 31, 2003. Performance is at net asset value.

8    Class P shares commenced operations on August 15, 2001. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

International Core Equity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE® Index”) with Gross Dividends and the MSCI EAFE® Index with Net Dividends assuming reinvestment of all dividends and distributions. The MSCI EAFE Index with Net Dividends reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the MSCI EAFE® Index. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended October 31, 2009

	1 Year	5 Years	Life of Class
Class A3	24.71%	4.82%	4.59%
Class B4	27.46%	5.24%	4.84%
Class C5	31.52%	5.39%	4.99%
Class F6	32.76%	–	-14.20%
Class I7	32.86%	6.45%	6.03%
Class P8	32.29%	5.97%	5.55%
Class R2[9]	32.77%	–	-14.12%
Class R3[10]	32.23%	–	-14.52%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund’s performance. Performance of each index begins on December 31, 2003.

3    Class A shares commenced operations on December 15, 2003 and performance for the class began on December 31, 2003. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations on December 15, 2003 and performance for the class began on December 31, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for five years and for the life of the class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    Class C shares commenced operations on December 15, 2003 and performance for the class began on December 31, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on December 15, 2003 and performance for the Class began on December 31, 2003. Performance is at net asset value.

8    Class P shares commenced operations on December 15, 2003 and performance for the Class began on December 31, 2003. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

International Dividend Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Morgan Stanley Capital International (MSCI) All Country World Ex-U.S. Value Index with Gross Dividends and the MSCI All Country World Ex-U.S. Value Index with Net Dividends, assuming reinvestment of all dividends and distributions. The MSCI All Country World Ex-U.S. Value Index with Net Dividends reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the MSCI All Country World Ex-U.S. Value Index. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended October 31, 2009

	1 Year	Life of Class
Class A3	28.14%	-13.19%
Class C4	34.87%	-9.91%
Class F5	36.13%	-9.13%
Class I6	36.38%	-9.00%
Class R2[7]	36.26%	-9.07%
Class R3[8]	36.22%	-9.06%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund’s performance. Performance of each index begins on June 30, 2008.

3    Class A shares commenced operations on June 23, 2008 and performance for the class began on June 30, 2008. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4    Class C shares commenced operations on June 23, 2008 and performance for the class began on June 30, 2008. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

5    Class F shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

6    Class I shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

7    Class R2 shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

8    Class R3 shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

International Opportunities Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the S&P Developed Ex-U.S. SmallCap Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended October 31, 2009

	1 Year	5 Years	10 Years	Life of Class
Class A3	39.51%	3.94%	-0.79%	–
Class B4	42.97%	4.33%	-0.71%	–
Class C5	47.09%	4.52%	-0.79%	–
Class F6	48.36%	–	–	-17.99%
Class I7	48.47%	5.57%	0.15%	–
Class P7	47.86%	5.15%	-0.17%	–
Class R2[8]	47.69%	–	–	-18.41%
Class R3[9]	47.75%	–	–	-18.22%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Large Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Value Index and the S&P 500 Value Index (formerly S&P 500/Citigroup Value Index), assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended October 31, 2009

	1 Year	5 Years	Life of Class
Class A3	-2.22%	-1.88%	1.40%
Class B4	-0.81%	-1.50%	1.66%
Class C5	3.30%	-1.34%	1.69%
Class F6	4.00%	–	-16.70%
Class I7	4.16%	-0.37%	2.70%
Class P8	3.67%	-0.81%	2.25%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund’s performance. Performance for each index begins on June 30, 2003.

3    Class A shares commenced operations on June 23, 2003 and performance for the class began on June 30, 2003. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    Class C shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on June 23, 2003 and performance for the class began on June 30, 2003. Performance is at net asset value.

8    Class P shares commenced operations on June 23, 2003 and performance for the class began on June 30, 2003. Performance is at net asset value.

Value Opportunities Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2500® Value Index and the Russell 2500® Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended October 31, 2009

	1 Year	Life of Class
Class A3	11.08%	4.58%
Class B4	12.94%	4.88%
Class C5	17.06%	5.56%
Class F6	18.12%	-7.02%
Class I7	18.27%	6.60%
Class P8	17.61%	6.10%
Class R2[9]	17.53%	-7.49%
Class R3[10]	17.69%	-7.39%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund’s performance. Performance for each index begins on December 30, 2005.

3    Class A shares commenced operations on December 20, 2005 and performance for the class began on December 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations on December 20, 2005 and performance for the Class began on December 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for life of the Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    Class C shares commenced operations on December 20, 2005 and performance for the Class began on December 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on December 20, 2005 and performance for the Class began on December 30, 2005. Performance is at net asset value.

8    Class P shares commenced operations on December 20, 2005 and performance for the Class began on December 30, 2005. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 through October 31, 2009).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 5/1/09 – 10/31/09” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/09	10/31/09	5/1/09 - 10/31/09
Class A
Actual	$1,000.00	$1,199.70	$1.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.79
Class B
Actual	$1,000.00	$1,195.20	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$5.09
Class C
Actual	$1,000.00	$1,195.20	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$5.09
Class F
Actual	$1,000.00	$1,200.80	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.70	$0.51
Class I
Actual	$1,000.00	$1,201.80	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.21	$0.00
Class R2
Actual	$1,000.00	$1,197.90	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$3.06
Class R3
Actual	$1,000.00	$1,198.00	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.55
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Goal

October 31, 2009

Goal	%*
Long Term Capital Appreciation**	70.44%
Long Term Capital Growth**	29.38%
Short-Term Investment	0.18%
Total	100.00%
*	Represents percent of total investments.
**	Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC. The category shown represents the investment objective of these Underlying Funds.

Fundamental Equity Fund (formerly, All Value Fund)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/09	10/31/09	5/1/09 - 10/31/09
Class A
Actual	$1,000.00	$1,163.00	$6.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.31	$5.96
Class B
Actual	$1,000.00	$1,158.40	$9.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.03	$9.25
Class C
Actual	$1,000.00	$1,159.00	$9.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.04	$9.25
Class F
Actual	$1,000.00	$1,163.60	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.60	$4.69
Class I
Actual	$1,000.00	$1,164.70	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$4.18
Class P
Actual	$1,000.00	$1,161.20	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.81	$6.46
Class R2
Actual	$1,000.00	$1,160.80	$7.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.13	$7.12
Class R3
Actual	$1,000.00	$1,161.60	$7.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.59	$6.67
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.17% for Class A, 1.82% for Classes B and C, 0.92% for Class F, 0.82% for Class I, 1.27% for Class P, 1.40% for Class R2 and 1.31% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2009

Sector*	%**	Sector*	%**
Consumer Discretionary	12.58%	Materials & Processing	5.46%
Consumer Staples	1.36%	Producer Durables	15.86%
Energy	13.44%	Technology	8.34%
Financial Services	20.95%	Short-Term Investment	1.83%
Healthcare	20.18%	Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/09	10/31/09	5/1/09 - 10/31/09
Class A
Actual	$1,000.00	$1,323.90	$8.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.71	$7.58
Class B
Actual	$1,000.00	$1,319.80	$12.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.44	$10.87
Class C
Actual	$1,000.00	$1,319.00	$12.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.44	$10.87
Class F
Actual	$1,000.00	$1,325.40	$7.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.31
Class I
Actual	$1,000.00	$1,325.50	$6.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.48	$5.80
Class P
Actual	$1,000.00	$1,323.40	$9.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.23	$8.03
Class R2
Actual	$1,000.00	$1,323.90	$7.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.97	$6.31
Class R3
Actual	$1,000.00	$1,323.00	$9.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.00	$8.29
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.49% for Class A, 2.14% for Classes B and C, 1.24% for Class F, 1.14% for Class I, 1.58% for Class P, 1.24% for Class R2 and 1.63% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2009

Sector*	%**	Sector*	%**
Consumer Discretionary	10.73%	Information Technology	4.07%
Consumer Staples	7.95%	Materials	8.63%
Energy	8.30%	Telecommunication Services	6.40%
Financials	25.94%	Utilities	3.16%
Healthcare	7.68%	Short-Term Investment	3.98%
Industrials	13.16%	Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

International Dividend Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/09	10/31/09	5/1/09 - 10/31/09
Class A
Actual	$1,000.00	$1,357.00	$8.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.43	$6.87
Class C
Actual	$1,000.00	$1,352.20	$11.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.23	$10.06
Class F
Actual	$1,000.00	$1,358.50	$6.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$5.45
Class I
Actual	$1,000.00	$1,358.40	$5.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.20	$5.04
Class R2
Actual	$1,000.00	$1,358.40	$6.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60
Class R3
Actual	$1,000.00	$1,357.50	$6.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.50
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.35% for Class A, 1.98% for Class C, 1.07% for Class F, 0.99% for Class I, 1.10% for Class R2 and 1.08% for Class R3), multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2009

Sector*	%**	Sector*	%**
Auto	1.12%	Materials & Processing	11.28%
Basic Industry	1.00%	Other	1.69%
Consumer Cyclical	5.19%	Producer Durables	6.60%
Consumer Discretionary	1.49%	Technology	0.55%
Consumer Services	3.87%	Telecommunications	9.72%
Consumer Staples	3.40%	Transportation	1.46%
Energy	5.13%	Utilities	6.11%
Financial Services	26.53%	Short-Term Investment	4.04%
Healthcare	4.34%	Total	100.00%
Integrated Oils	6.48%
*	A sector may comprise several industries.
**	Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/09	10/31/09	5/1/09 - 10/31/09
Class A
Actual	$1,000.00	$1,395.00	$10.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.86	$8.44
Class B
Actual	$1,000.00	$1,390.30	$13.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.59	$11.67
Class C
Actual	$1,000.00	$1,390.30	$13.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.59	$11.67
Class F
Actual	$1,000.00	$1,397.60	$8.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.11	$7.17
Class I
Actual	$1,000.00	$1,398.00	$7.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.62	$6.67
Class P
Actual	$1,000.00	$1,394.10	$10.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.89
Class R2
Actual	$1,000.00	$1,392.70	$11.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.63	$9.65
Class R3
Actual	$1,000.00	$1,394.70	$10.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.21	$9.05
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.66% for Class A, 2.30% for Classes B and C, 1.41% for Class F, 1.31% for Class I, 1.75% for Class P, 1.90% for Class R2 and 1.78% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2009

Sector*	%**	Sector*	%**
Basic Materials	6.25%	Property & Property Services	3.39%
Consumer Cyclical	22.93%	Technology	4.35%
Consumer Non-Cyclical	8.79%	Telecommunications	0.50%
Diversified Financials	5.17%	Transportation	2.62%
Energy	5.59%	Utilities	5.16%
Healthcare	7.63%	Short-Term Investment	3.75%
Industrial Goods & Services	17.17%	Total	100.00%
Non-Property Financials	6.70%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/09	10/31/09	5/1/09 - 10/31/09
Class A
Actual	$1,000.00	$1,182.70	$7.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.66	$6.61
Class B
Actual	$1,000.00	$1,179.70	$10.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.38	$9.91
Class C
Actual	$1,000.00	$1,178.00	$10.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.38	$9.91
Class F
Actual	$1,000.00	$1,183.40	$5.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class I
Actual	$1,000.00	$1,184.70	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.40	$4.84
Class P
Actual	$1,000.00	$1,181.90	$7.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.32	$6.97
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.30% Class A, 1.95% for Classes B and C, 1.05% for Class F, 0.95% for Class I and 1.37% for Class P) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2009

Sector*	%**	Sector*	%**
Consumer Discretionary	15.19%	Producer Durables	7.22%
Consumer Staples	4.71%	Technology	7.88%
Energy	18.66%	Utilities	3.92%
Financial Services	29.09%	Short-Term Investment	1.28%
Healthcare	6.86%	Total	100.00%
Materials & Processing	5.19%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/09	10/31/09	5/1/09 - 10/31/09
Class A
Actual	$1,000.00	$1,169.70	$7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.42	$6.87
Class B
Actual	$1,000.00	$1,165.80	$10.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.14	$10.16
Class C
Actual	$1,000.00	$1,167.00	$10.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.14	$10.16
Class F
Actual	$1,000.00	$1,172.40	$6.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$5.60
Class I
Actual	$1,000.00	$1,172.20	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$5.09
Class P
Actual	$1,000.00	$1,169.00	$7.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.38
Class R2
Actual	$1,000.00	$1,169.40	$8.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.20	$8.08
Class R3
Actual	$1,000.00	$1,169.50	$8.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.67	$7.58
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.35% for Class A, 2.00% for Classes B and C, 1.10% for Class F, 1.00% for Class I, 1.45% for Class P, 1.59% for Class R2 and 1.49% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2009

Sector*	%**	Sector*	%**
Consumer Discretionary	10.75%	Producer Durables	17.25%
Consumer Staples	4.28%	Technology	12.55%
Energy	6.06%	Utilities	2.80%
Financial Services	20.97%	Short-Term Investment	7.94%
Healthcare	10.34%	Total	100.00%
Materials & Processing	7.06%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

ALPHA STRATEGY FUND October 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.82%
Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	7,156,495	$103,268
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	10,433,369	114,350
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	4,337,360	50,530
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	2,756,555	52,320
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I*(d)	4,158,858	52,111
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	4,433,179	103,559
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(c)	4,420,868	51,768

Total Investments in Underlying Funds (cost $630,139,110)		527,906

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.18%

Repurchase Agreement
Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $970,000 of U.S. Treasury Bill at 0.10% due 12/24/2009; value: $969,903; proceeds: $949,365 (cost $949,364)	$949	$949

Total Investments in Securities 100.00% (cost $631,088,474)		528,855

Other Assets in Excess of Liabilities 0.00%		19

Net Assets 100.00%		$528,874

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(c)	The Fund’s investment objective is long-term capital appreciation.
(d)	The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Financial Statements.

Schedule of Investments

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund) October 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 97.19%

Advertising Agencies 0.73%
Omnicom Group, Inc.	540,000	$18,511

Aerospace 2.14%
Curtiss-Wright Corp.	200,030	5,965
General Dynamics Corp.	329,019	20,629
United Technologies Corp.	449,400	27,616

Total		54,210

Air Transportation 0.18%
Bristow Group, Inc.*	155,000	4,518

Asset Management & Custodian 1.16%
State Street Corp.	703,200	29,520

Auto Parts 1.60%
Autoliv, Inc. (Sweden)(a)	373,768	12,551
BorgWarner, Inc.	118,200	3,584
WABCO Holdings, Inc.	1,025,000	24,313

Total		40,448

Automobiles 1.92%
Ford Motor Co.*	4,300,000	30,100
Honda Motor Co., Ltd. ADR	598,700	18,542

Total		48,642

Banks: Diversified 6.07%
Bank of America Corp.	1,885,000	27,483
City National Corp.	585,000	22,037
Commerce Bancshares, Inc.	510,680	19,590
Cullen/Frost Bankers, Inc.	700,000	32,753
KeyCorp	2,551,900	13,755
PNC Financial Services Group, Inc. (The)	205,000	10,033
SunTrust Banks, Inc.	520,000	9,937
Wells Fargo & Co.	662,800	18,240

Total		153,828

Investments	Shares	Value (000)
Biotechnology 3.46%
Amgen, Inc.*	1,275,000	$68,506
Onyx Pharmaceuticals, Inc.*	724,700	19,277

Total		87,783

Building Materials 0.39%
Quanex Building Products Corp.	670,000	9,963

Casinos & Gambling 0.43%
International Game Technology	612,500	10,927

Chemical: Diversified 0.44%
Celanese Corp. Series A	403,300	11,071

Commercial Services 1.00%
Accenture plc Class A (Ireland)(a)	686,200	25,444

Commercial Services: Rental & Leasing 0.58%
GATX Corp.	540,000	14,677

Computer Services, Software & Systems 5.81%
Adobe Systems, Inc.*	1,400,000	46,116
Autodesk, Inc.*	325,000	8,102
Intuit, Inc.*	657,900	19,125
McAfee, Inc.*	691,767	28,971
Microsoft Corp.	1,525,000	42,288
VeriFone Holdings, Inc.*	207,661	2,762

Total		147,364

Computer Technology 1.25%
EMC Corp.*	1,925,000	31,705

Consumer Lending 1.14%
Berkshire Hathaway, Inc. Class B*	8,768	28,785

Containers & Packaging 0.06%
AptarGroup, Inc.	41,057	1,450

See Notes to Financial Statements.

Schedule of Investments (continued)

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund) October 31, 2009

Investments	Shares	Value (000)
Diversified Financial Services 7.17%
Bank of New York Mellon Corp. (The)	320,500	$8,545
Capital One Financial Corp.	1,000,216	36,608
JPMorgan Chase & Co.	1,166,600	48,729
Lazard Ltd. Class A	1,059,000	39,977
Morgan Stanley	844,400	27,122
Raymond James Financial, Inc.	880,326	20,784

Total		181,765

Diversified Manufacturing Operations 4.33%
Eaton Corp.	702,000	42,436
Honeywell International, Inc.	636,200	22,833
ITT Corp.	875,000	44,362

Total		109,631

Diversified Materials & Processing 0.27%
Hexcel Corp.*	625,000	6,875

Diversified Retail 0.92%
Costco Wholesale Corp.	55,124	3,134
Nordstrom, Inc.	234,788	7,462
Target Corp.	264,200	12,795

Total		23,391

Electronic Entertainment 0.19%
Activision Blizzard, Inc.*	447,800	4,850

Engineering & Contracting Services 0.98%
Jacobs Engineering Group, Inc.*	585,000	24,740

Financial Data & Systems 0.80%
MasterCard, Inc. Class A	92,559	20,272

Foods 0.71%
J.M. Smucker Co. (The)	341,800	18,023

Investments	Shares	Value (000)
Gas Pipeline 1.97%
El Paso Corp.	3,105,033	$30,460
EQT Corp.	465,000	19,465

Total		49,925

Gold 2.09%
Barrick Gold Corp. (Canada)(a)	1,476,000	53,033

Healthcare Facilities 2.22%
DaVita, Inc.*	1,060,600	56,244

Healthcare Management Services 1.34%
CIGNA Corp.	230,400	6,414
Humana, Inc.*	735,235	27,630

Total		34,044

Healthcare Services 1.97%
McKesson Corp.	850,000	49,920

Hotel/Motel 2.73%
Marriott International, Inc. Class A	1,275,000	31,952
Starwood Hotels & Resorts Worldwide, Inc.	830,000	24,120
Wynn Resorts Ltd.*	241,100	13,072

Total		69,144

Household Equipment/Products 0.48%
Fortune Brands, Inc.	315,000	12,269

Insurance: Multi-Line 3.73%
ACE Ltd. (Switzerland)(a)	395,000	20,287
Aon Corp.	797,600	30,716
Markel Corp.*	47,100	15,199
MetLife, Inc.	833,879	28,377

Total		94,579

Luxury Items 0.69%
Fossil, Inc.*	653,641	17,472

See Notes to Financial Statements.

Schedule of Investments (continued)

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund) October 31, 2009

Investments	Shares	Value (000)
Machinery: Industrial 0.85%
EnPro Industries, Inc.*	235,000	$5,306
Kennametal, Inc.	690,000	16,256

Total		21,562

Medical & Dental Instruments & Supplies 2.56%
C.R. Bard, Inc.	103,883	7,798
Cooper Cos., Inc. (The)	218,543	6,121
Patterson Cos., Inc.*	970,000	24,764
Stryker Corp.	280,000	12,880
Zimmer Holdings, Inc.*	255,000	13,405

Total		64,968

Medical Equipment 2.31%
Thermo Fisher Scientific, Inc.*	733,500	33,007
Varian Medical Systems, Inc.*	620,000	25,408

Total		58,415

Metal Fabricating 1.24%
Reliance Steel & Aluminum Co.	859,100	31,340

Miscellaneous: Consumer Staples 0.64%
Diageo plc ADR	248,300	16,144

Oil: Crude Producers 2.66%
Apache Corp.	163,900	15,426
Noble Energy, Inc.	258,900	16,992
Southwestern Energy Co.*	225,000	9,805
XTO Energy, Inc.	605,000	25,144

Total		67,367

Oil: Integrated 4.45%
EnCana Corp. (Canada)(a)	755,000	41,819
Exxon Mobil Corp.	360,000	25,801
Williams Cos., Inc. (The)	2,394,800	45,142

Total		112,762

Investments	Shares	Value (000)
Oil Well Equipment & Services 4.22%
Cameron International Corp.*	217,300	$8,034
Halliburton Co.	1,170,000	34,176
Helmerich & Payne, Inc.	187,200	7,117
Schlumberger Ltd.	382,100	23,767
Smith International, Inc.	467,500	12,964
Superior Energy Services, Inc.*	970,000	20,962

Total		107,020

Pharmaceuticals 6.11%
Abbott Laboratories	1,145,675	57,937
AmerisourceBergen Corp.	1,781,200	39,454
Warner Chilcott plc Class A (Ireland)*(a)	1,399,600	31,001
Watson Pharmaceuticals, Inc.*	769,686	26,493

Total		154,885

Producer Durables: Miscellaneous 0.74%
SPX Corp.	355,000	18,737

Railroads 1.95%
Canadian National Railway Co. (Canada)(a)	325,000	15,678
Kansas City Southern*	1,387,104	33,610

Total		49,288

Scientific Instruments: Control & Filter 2.42%
Parker Hannifin Corp.	532,638	28,209
Robbins & Myers, Inc.	1,040,000	24,128
Roper Industries, Inc.	180,120	9,105

Total		61,442

Scientific Instruments: Electrical 0.10%
AMETEK, Inc.	70,000	2,442

See Notes to Financial Statements.

Schedule of Investments (concluded)

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund) October 31, 2009

Investments	Shares	Value (000)
Securities Brokerage & Services 0.67%
Charles Schwab Corp. (The)	974,500	$16,898

Semiconductors & Components 1.00%
Micron Technology, Inc.*	2,325,000	15,787
Xilinx, Inc.	442,375	9,622

Total		25,409

Shipping 0.16%
Kirby Corp.*	118,476	4,004

Specialty Retail 1.99%
American Eagle Outfitters, Inc.	1,026,895	17,960
Children’s Place Retail Stores, Inc. (The)*	212,120	6,671
Lowe’s Cos., Inc.	974,300	19,067
TJX Companies, Inc. (The)	182,000	6,798

Total		50,496

Steel 0.92%
Nucor Corp.	350,000	13,948
United States Steel Corp.	270,000	9,312

Total		23,260

Textiles Apparel & Shoes 0.96%
Guess?, Inc.	207,300	7,577
NIKE, Inc. Class B	270,000	16,789

Total		24,366

Truckers 0.29%
Heartland Express, Inc.	539,691	7,340

Total Common Stocks (cost $2,308,862,130)		2,463,168

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.81%

Repurchase Agreement
Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $46,790,000 of U.S. Treasury Bill at 0.06% due 12/10/2009; value: $46,790,000; proceeds: $45,868,713 (cost $45,868,675)	$45,869	$45,869

Total Investments in Securities 99.00% (cost $2,354,730,805)		2,509,037

Other Assets in Excess of Liabilities 1.00%		25,257

Net Assets 100.00%		$2,534,294

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL CORE EQUITY FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 92.60%

COMMON STOCKS 91.13%

Australia 2.47%

Metals & Mining 0.59%
Lihir Gold Ltd.*	1,942,748	$5,314

Oil, Gas & Consumable Fuels 1.88%
Oil Search Ltd.	1,501,046	7,785
Santos Ltd.	692,001	9,224

		17,009

Total Australia		22,323

Austria 0.95%

Real Estate Management & Development
Immoeast AG*	1,622,746	8,566

Brazil 3.94%

Construction & Engineering 0.54%
Gafisa SA	327,200	4,855

Consumer Finance 0.51%
Companhia Brasileira de Meios de Pagamento SA	499,212	4,577

Household Durables 1.47%
Agra Empreendimentos Imobiliarios SA	4,894,900	13,338

Oil, Gas & Consumable Fuels 0.86%
Petroleo Brasileiro SA ADR	193,200	7,751

Water Utilities 0.56%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	132,300	5,096

Total Brazil		35,617

Investments	Shares	U.S. $ Value (000)
China 1.95%

Food Products 0.31%
China Yurun Food Group Ltd.	1,390,000	$2,857

Internet Software & Services 0.70%
Sohu.com, Inc.*	113,700	6,322

Transportation Infrastructure 0.94%
China Zhongwang Holdings Ltd.*	9,066,000	8,488

Total China		17,667

Egypt 0.77%

Wireless Telecommunication Services
Orascom Telecom Holdings SAE GDR	203,300	6,913

Finland 1.42%

Communications Equipment 0.63%
Nokia OYJ	449,712	5,680

Industrial Machinery 0.79%
Metso OYJ	254,677	7,112

Total Finland		12,792

France 8.25%

Automobiles 1.39%
Renault SA*	280,639	12,559

Commercial Banks 0.58%
BNP Paribas SA	69,115	5,207

Construction & Engineering 1.50%
Vinci SA	259,547	13,545

Diversified Telecommunication Services 0.72%
France Telecom SA	263,387	6,526

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL CORE EQUITY FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
France (continued)

Insurance 0.83%
AXA SA	301,030	$7,487

Media 0.78%
Vivendi SA	255,297	7,083

Multi-Line Retail 0.90%
PPR	74,936	8,167

Oil, Gas & Consumable Fuels 0.52%
TOTAL SA ADR	77,700	4,667

Pharmaceuticals 1.03%
Sanofi-Aventis SA	101,167	7,416
Sanofi-Aventis SA ADR	52,400	1,935

		9,351

Total France		74,592

Germany 8.14%

Chemicals 0.87%
Lanxess AG	249,636	7,826

Construction Materials 0.32%
HeidelbergCement AG	49,243	2,945

Diversified Telecommunication Services 0.95%
Deutsche Telekom AG Registered Shares	628,054	8,583

Electric: Utilities 0.72%
E. On AG	169,717	6,504

Household Products 0.95%
Henkel KGaA	221,803	8,571

Industrial Conglomerates 0.99%
Siemens AG Registered Shares	98,893	8,937

Machinery 1.85%
GEA Group AG	460,558	8,691
MAN SE	97,589	8,036

		16,727

Investments	Shares	U.S. $ Value (000)
Metals & Mining 0.96%
ThyssenKrupp AG	269,453	$8,680

Pharmaceuticals 0.53%
Bayer AG	69,148	4,797

Total Germany		73,570

Greece 3.00%

Beverages 0.52%
Coca Cola Hellenic Bottling Co. SA	178,672	4,657

Commercial Banks 2.00%
Alpha Bank AE*	232,579	4,484
National Bank of Greece SA*	372,125	13,605

		18,089

Electric: Utilities 0.48%
Public Power Corp. SA*	213,916	4,363

Total Greece		27,109

Hong Kong 1.05%

Automobiles 0.69%
Dongfeng Motor Group Co., Ltd. Class H	5,258,000	6,251

Real Estate Management & Development 0.36%
Sino-Ocean Land Holdings Ltd.	3,295,000	3,204

Total Hong Kong		9,455

Indonesia 1.69%

Diversified Telecommunication Services 0.82%
PT Telekomunikasi Indonesia Tbk	8,663,867	7,461

Oil, Gas & Consumable Fuels 0.87%
PT Bumi Resources Tbk	32,578,000	7,843

Total Indonesia		15,304

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL CORE EQUITY FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
Ireland 1.18%

Airlines 0.50%
Ryanair Holdings plc*	1,039,390	$4,527

Insurance 0.68%
Irish Life & Permanent plc	843,101	6,097

Total Ireland		10,624

Israel 1.31%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	234,950	11,860

Italy 1.70%

Commercial Banks
Intesa Sanpaolo SpA*	1,710,419	7,198
UniCredit SpA*	2,445,767	8,194

Total Italy		15,392

Japan 12.76%

Auto Components 1.82%
Bridgestone Corp.	996,000	16,425

Chemicals 1.13%
Asahi Kasei Corp.	2,061,000	10,212

Commercial Banks 1.09%
Bank of Yokohama Ltd. (The)	2,015,000	9,895

Consumer Finance 0.78%
ORIX Corp.	108,930	7,036

Diversified Telecommunication Services 0.69%
Nippon Telegraph & Telephone Corp.	150,200	6,198

Marine 0.61%
Mitsui OSK Lines Ltd.	944,000	5,481

Investments	Shares	U.S. $ Value (000)
Media 0.63%
Fuji Media Holdings, Inc.	3,860	$5,672

Real Estate Investment Trusts 1.60%
Japan Prime Realty Investment Corp.	3,692	8,040
Nippon Commercial Investment Corp.	3,709	6,458

		14,498

Road & Rail 0.96%
East Japan Railway Co.	136,300	8,728

Tobacco 0.70%
Japan Tobacco, Inc.	2,249	6,310

Trading Companies & Distributors 1.89%
Mitsui & Co., Ltd.	586,800	7,706
Sumitomo Corp.	965,600	9,374

		17,080

Wireless Telecommunication Services 0.86%
KDDI Corp.	1,459	7,744

Total Japan		115,279

Kazakhstan 0.39%

Oil, Gas & Consumable Fuels
KazMunaiGas Exploration Production GDR	150,100	3,540

Luxembourg 0.87%

Metals & Mining
ArcelorMittal	232,483	7,868

Mexico 1.51%

Construction & Engineering 0.34%
Empresas ICA SAB de CV*	1,404,300	3,082

Construction Materials 0.76%
Cemex SAB de CV ADR*	661,900	6,870

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL CORE EQUITY FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
Mexico (continued)

Household Durables 0.41%
Desarrolladora Homex SA de CV ADR*	103,200	$3,670

Total Mexico		13,622

Netherlands 1.89%

Diversified Financial Services 1.14%
ING Groep NV CVA*	794,017	10,333

Semiconductors & Semiconductor Equipment 0.75%
ASML Holding NV	249,343	6,724

Total Netherlands		17,057

Norway 3.17%

Commercial Banks 1.96%
DnB NOR ASA*	1,546,200	17,713

Metals & Mining 1.21%
Norsk Hydro ASA*	1,674,200	10,973

Total Norway		28,686

Singapore 0.85%

Commercial Banks
DBS Group Holdings Ltd.	838,100	7,675

South Africa 0.46%

Metals & Mining
AngloGold Ashanti Ltd. ADR	110,500	4,148

South Korea 1.85%

Internet Software & Services 0.83%
NHN Corp.*	50,947	7,514

Semiconductors & Semiconductor Equipment 1.02%
Samsung Electronics Co., Ltd.	15,343	9,232

Total South Korea		16,746

Investments	Shares	U.S. $ Value (000)
Spain 1.29%

Commercial Banks
Banco Santander SA	425,120	$6,841
Banco Santander SA ADR	300,800	4,831

Total Spain		11,672

Sweden 1.25%

Commercial Banks
Swedbank AB Class A*	1,314,450	11,323

Switzerland 8.65%

Biotechnology 1.02%
Actelion Ltd. Registered Shares*	167,000	9,206

Capital Markets 1.08%
Credit Suisse Group AG ADR	42,700	2,276
Credit Suisse Group AG Registered Shares	139,816	7,474

		9,750

Energy Equipment & Services 1.50%
Transocean Ltd.*	162,000	13,593

Food Products 1.68%
Nestle SA Registered Shares	325,504	15,136

Healthcare Equipment & Supplies 0.97%
Synthes, Inc.	73,950	8,773

Insurance 0.83%
Zurich Financial Services AG	32,838	7,520

Pharmaceuticals 1.57%
Roche Holding Ltd. AG	88,633	14,196

Total Switzerland		78,174

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL CORE EQUITY FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
Thailand 0.77%

Commercial Banks
Bangkok Bank Public Co., Ltd.	2,062,000	$6,916

United Kingdom 17.60%

Aerospace & Defense 1.22%
BAE Systems plc	2,137,618	10,992

Airlines 0.57%
easyJet plc*	867,670	5,108

Commercial Banks 3.35%
Barclays plc*	1,152,705	6,041
Barclays plc ADR*	285,350	5,964
HSBC Holdings plc	842,135	9,306
HSBC Holdings plc ADR	161,400	8,940

		30,251

Food & Staples Retailing 1.09%
Tesco plc	1,476,370	9,844

Insurance 1.42%
Aviva plc	1,034,425	6,468
Prudential plc	702,026	6,377

		12,845

Internet & Catalog Retail 0.73%
Home Retail Group plc	1,395,000	6,640

Media 0.80%
Reed Elsevier plc	949,420	7,188

Metals & Mining 1.15%
Anglo American plc*	287,173	10,391

Multi-Utilities 0.79%
National Grid plc	716,898	7,101

Oil, Gas & Consumable Fuels 1.98%
Tullow Oil plc	924,915	17,917

Investments	Shares	U.S. $ Value (000)
Specialty Retail 0.72%
DSG International plc*	13,059,545	$6,539

Tobacco 2.42%
British American Tobacco plc	361,632	11,524
Imperial Tobacco Group plc	352,345	10,383

		21,907

Wireless Telecommunication Services 1.36%
Vodafone Group plc	5,589,413	12,318

Total United Kingdom		159,041

Total Common Stocks (cost $727,984,232)		823,531

PREFERRED STOCKS 1.47%

Brazil 0.50%

Electric: Utilities
Companhia de Transmissao de Energia Eletrica Paulista	162,453	4,481

Germany 0.97%

Healthcare Equipment & Supplies
Fresenius SE	151,340	8,792

Total Preferred Stocks (cost $12,339,671)		13,273

Total Long-Term Investments (cost $740,323,903)		836,804

See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL CORE EQUITY FUND October 31, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.84%

Repurchase Agreement
Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $35,365,000 of U.S. Treasury Bill at 0.10% due 12/24/2009; value: $35,361,464; proceeds: $34,664,319 (cost $34,664,290)	$34,664	$34,664

Total Investments in Securities 96.44% (cost $774,988,193)		871,468

Foreign Cash and Other Assets in Excess of Liabilities 3.56%(a)		32,168

Net Assets 100.00%		$903,636

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
*	Non-income producing security.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at October 31, 2009:

Forward Foreign Currency Exchange Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Buy	11/24/2009	14,500,000	$12,045,875	$13,026,575	$980,700
Australian Dollar	Buy	12/24/2009	12,050,000	10,450,362	10,793,245	342,883
Brazilian Real	Sell	11/24/2009	10,350,000	5,508,835	5,851,094	(342,259)
Euro	Buy	12/24/2009	20,350,000	30,094,597	29,943,522	(151,075)
Israeli New Shekel	Sell	11/24/2009	38,646,500	10,188,901	10,296,878	(107,977)
Japanese Yen	Buy	11/13/2009	2,955,000,000	30,762,280	32,829,377	2,067,097
South African Rand	Sell	11/24/2009	62,631,750	7,898,708	7,988,142	(89,434)
South Korean Won	Sell	11/24/2009	10,675,000,000	8,543,417	9,026,988	(483,571)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$2,216,364

See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL DIVIDEND INCOME FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.34%

COMMON STOCKS 95.11%

Australia 13.30%

Banks: Regional 6.53%
Australia & New Zealand Banking Group Ltd.	340,816	$6,951
Bank of Queensland Ltd.	250,284	2,740
Bendigo and Adelaide Bank Ltd.	332,452	2,694
National Australia Bank Ltd.	235,032	6,210

		18,595

Coal 0.48%
Centennial Coal Co., Ltd.	490,825	1,371

Food 1.54%
Goodman Fielder Ltd.	3,051,843	4,378

Insurance 1.42%
QBE Insurance Group Ltd.	200,697	4,042

Real Estate Investment Trusts 0.67%
GPT Group	3,719,014	1,898

Retail 1.88%
Wesfarmers Ltd.	214,430	5,351

Utilities 0.78%
DUET Group	1,473,279	2,229

Total Australia		37,864

Austria 2.18%

Insurance 1.00%
Vienna Insurance Group	50,662	2,855

Steel 0.40%
Voestalpine AG	33,287	1,138

Investments	Shares	U.S. $ Value (000)
Transportation: Miscellaneous 0.78%
Oesterreichische Post AG	75,918	$2,216

Total Austria		6,209

Brazil 2.33%

Real Estate Investment Trusts 0.95%
Agra Empreendimentos Imobiliarios SA	987,600	2,691

Utilities 1.38%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	102,100	3,933

Total Brazil		6,624

Canada 4.59%

Oil 1.85%
Baytex Energy Trust Unit	161,231	3,944
Crescent Point Energy Corp.	39,320	1,337

		5,281

Oil: Crude Producers 0.58%
Penn West Energy Trust Unit	99,730	1,641

Oil: Integrated Domestic 0.72%
Enerplus Resources Fund Unit	95,020	2,064

Telecommunications 1.44%
Bell Aliant Regional Communications Income Fund Unit	164,502	4,090

Total Canada		13,076

China 0.61%

Metal Fabricating
China Zhongwang Holdings Ltd.*	1,840,400	1,723

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL DIVIDEND INCOME FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
Czech Republic 1.46%

Financial Services 0.60%
Komercni Banka AS	8,745	$1,715

Telecommunications 0.86%
Telefonica O2 Czech Republic AS	104,033	2,451

Total Czech Republic		4,166

Egypt 0.72%

Telecommunications
Orascom Telecom Holdings SAE GDR	60,000	2,040

Finland 3.18%

Drugs 1.80%
Orion OYJ Class B	269,505	5,121

Machinery: Industrial/Specialty 0.78%
Metso OYJ	79,342	2,216

Telecommunications Equipment 0.60%
Nokia OYJ	136,043	1,718

Total Finland		9,055

France 12.47%

Banks: Money Center 0.71%
BNP Paribas SA	26,979	2,032

Conglomerates 0.93%
Vivendi SA	95,845	2,659

Construction/Homebuilding 1.33%
Vinci SA	72,616	3,790

Drugs 1.49%
Sanofi-Aventis SA	58,022	4,253

Electric: Power 0.86%
Schneider Electric SA	23,570	2,451

Investments	Shares	U.S. $ Value (000)
Insurance 0.71%
AXA SA	81,354	$2,023

Metal Fabricating 0.94%
Vallourec SA	16,927	2,665

Office Furniture & Business Equipment 0.91%
Neopost SA	29,497	2,581

Oil: Integrated International 1.50%
TOTAL SA ADR	71,100	4,271

Publishing 1.26%
PagesJaunes Groupe	292,002	3,578

Retail: Specialty 1.26%
PPR	32,839	3,579

Telephone-Long Distance 0.57%
France Telecom SA	65,503	1,623

Total France		35,505

Germany 5.55%

Business Services 0.61%
Deutsche Post AG Registered Shares	102,069	1,727

Chemicals 1.39%
BASF SE	73,974	3,960

Electric: Power 0.75%
E. On AG	55,712	2,135

Machinery: Industrial/Specialty 0.81%
MAN SE	28,022	2,308

Manufacturing 1.24%
ThyssenKrupp AG	110,029	3,544

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL DIVIDEND INCOME FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
Germany (continued)

Telecommunications 0.75%
Deutsche Telekom AG Registered Shares	156,702	$2,141

Total Germany		15,815

Greece 1.28%

Financial Services 0.54%
Hellenic Exchanges SA	108,772	1,547

Gaming 0.74%
OPAP SA	82,191	2,092

Total Greece		3,639

Hong Kong 1.44%

Diversified 0.64%
Shanghai Industrial Holdings Ltd.	389,000	1,827

Telecommunications Equipment 0.80%
VTech Holdings Ltd.	274,000	2,284

Total Hong Kong		4,111

Indonesia 1.61%

Coal 0.41%
PT Bumi Resources Tbk	4,898,500	1,179

Telecommunications 1.20%
PT Telekomunikasi Indonesia Tbk ADR	100,400	3,405

Total Indonesia		4,584

Italy 3.58%

Broadcasting 1.65%
Mediaset SpA	725,395	4,710

Electric: Power 0.65%
Enel SpA	309,816	1,844

Investments	Shares	U.S. $ Value (000)
Oil: Integrated International 1.28%
Eni SpA ADR	73,700	$3,654

Total Italy		10,208

Japan 5.61%

Miscellaneous 1.04%
Sumitomo Corp.	305,100	2,962

Office Supplies 1.41%
Canon, Inc.	106,500	4,015

Real Estate Investment Trusts 2.34%
Japan Prime Realty Investment Corp.	978	2,130
MID REIT, Inc.	1,274	2,869
Nippon Commercial Investment Corp.	954	1,661

		6,660

Telecommunications 0.82%
NTT DoCoMo, Inc.	1,605	2,328

Total Japan		15,965

Kazakhstan 0.52%

Oil
KazMunaiGas Exploration Production GDR	63,300	1,493

Netherlands 2.53%

Construction/Homebuilding 1.67%
Koninklijke BAM Groep NV	405,746	4,772

Oil: Integrated International 0.86%
Royal Dutch Shell plc ADR	41,100	2,442

Total Netherlands		7,214

New Zealand 1.52%

Construction/Homebuilding
Fletcher Building Ltd.	732,325	4,326

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL DIVIDEND INCOME FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
Portugal 1.89%

Electric: Power 0.60%
EDP – Energias de Portugal SA	387,567	$1,714

Telecommunications 1.29%
Portugal Telecom SGPS SA Registered Shares	321,001	3,669

Total Portugal		5,383

Singapore 1.92%

Air Transportation 0.67%
Singapore Airlines Ltd.	201,000	1,928

Banks: Money Center 1.25%
DBS Group Holdings Ltd.	387,975	3,553

Total Singapore		5,481

South Africa 1.34%

Steel
Kumba Iron Ore Ltd.	128,152	3,826

South Korea 0.57%

Financial Services
Daishin Securities Co., Ltd.	130,340	1,633

Spain 3.03%

Banks: Money Center 2.02%
Banco Santander SA ADR	358,800	5,762

Oil: Integrated International 1.01%
Repsol YPF SA	107,440	2,860

Total Spain		8,622

Sweden 0.76%

Construction/Homebuilding
Skanska AB Class B	146,644	2,152

Investments	Shares	U.S. $ Value (000)
Switzerland 0.99%

Insurance
Zurich Financial Services AG	12,277	$2,811

Thailand 0.91%

Financial Services
Tisco Financial Group Public Co., Ltd.	2,875,700	1,858
Tisco Financial Group Public Co., Ltd	1,152,000	739

		2,597

Turkey 3.01%

Automotives 1.11%
Ford Otomotiv Sanayi AS	505,590	3,180

Oil 1.25%
Tupras Turkiye Petrol Rafinerileri AS	207,076	3,557

Telecommunications 0.65%
Turk Telekomunikasyon AS	609,195	1,849

Total Turkey		8,586

United Kingdom 15.69%

Aerospace & Defense 0.54%
BAE Systems plc	300,225	1,544

Banks: Money Center 3.08%
HSBC Holdings plc	511,733	5,655
Standard Chartered plc	126,665	3,107

		8,762

Diversified Materials & Processing 1.02%
Smiths Group plc	199,336	2,910

Drugs 1.02%
AstraZeneca plc	65,026	2,919

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL DIVIDEND INCOME FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)

Electric: Power 1.05%
National Grid plc	300,572	$2,977

Environmental Services 0.99%
Imperial Tobacco Group plc	95,816	2,824

Household Equipment/Products 1.48%
Unilever plc	140,831	4,207

Insurance 1.46%
Aviva plc	346,798	2,169
Prudential plc	220,115	1,999

		4,168

Oil: Integrated International 1.07%
BP plc	324,273	3,039

Retail: Specialty 1.29%
Home Retail Group plc	770,309	3,666

Telecommunications 1.37%
Vodafone Group plc	1,772,068	3,905

Tobacco 1.32%
British American Tobacco plc	117,851	3,755

Total United Kingdom		44,676

United States 0.52%

Tobacco
Altria Group, Inc.	81,900	1,483

Total Common Stocks (cost $233,321,677)		270,867

Investments	Principal Amount (000)	Value (000)
CONVERTIBLE BOND 0.23%

Luxembourg

Steel
ArcelorMittal at 5.00%, due 5/15/2014 (cost $475,000)	$475	$648

Total Long-Term Investments (cost $233,796,677)		271,515

SHORT-TERM INVESTMENT 4.02%

Repurchase Agreement
Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $11,670,000 of U.S. Treasury Bill at 0.10% due 12/24/2009; value: $11,668,833; proceeds: $11,439,842 (cost $11,439,832)	11,440	11,440

Total Investments in Securities 99.36% (cost $245,236,509)		282,955

Foreign Cash and Other Assets in Excess of Liabilities 0.64%(a)		1,833

Net Assets 100.00%		$284,788

See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL DIVIDEND INCOME FUND October 31, 2009

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at October 31, 2009:

Forward Foreign Currency Exchange Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian Dollar	Buy	1/22/2010	8,645,000	$7,890,464	$7,720,087	$(170,377)
British Pound	Sell	1/22/2010	4,235,000	6,915,967	6,947,624	(31,657)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						$(202,034)

See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL OPPORTUNITIES FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 94.61%

COMMON STOCKS 92.57%

Australia 2.94%

Mining & Metals 0.56%
Lihir Gold Ltd.*	604,228	$1,653

Oil & Gas 1.42%
Centennial Coal Co., Ltd.	859,908	2,402
Felix Resources Ltd.	115,607	1,766

		4,168

Utilities & Infrastructure 0.96%
DUET Group	1,850,696	2,800

Total Australia		8,621

Austria 1.21%

Leisure & Recreation
bwin Interactive Entertainment AG*	73,405	3,548

Brazil 2.39%

Consumer Building 0.31%
Gafisa SA	62,100	922

Consumer Durables 1.90%
Agra Empreendimentos Imobiliarios SA	1,469,508	4,004
Brookfield Incorporacoes SA	402,800	1,553

		5,557

Retail 0.18%
Restoque Comercio e Confeccoes de Roupas SA	226,605	527

Total Brazil		7,006

Canada 1.25%

Mining & Metals
Equinox Minerals Ltd.*	1,091,900	3,673

Investments	Shares	U.S. $ Value (000)
China 3.20%

Electrical Equipment 0.80%
Zhuzhou CSR Times Electric Co., Ltd. Class H	1,300,000	$2,356

Food & Drink 1.44%
American Dairy, Inc.*	64,100	1,855
Zhongpin, Inc.*	176,965	2,355

		4,210

Internet Companies 0.96%
Sohu.com, Inc.*	50,554	2,811

Total China		9,377

Denmark 0.66%

Food & Drink
Carlsberg A/S Class B	27,728	1,944

Egypt 1.55%

Autos & Auto Parts 0.50%
Ghabbour Auto*	331,890	1,470

Diversified Financials 1.05%
EFG-Hermes Holding SAE	531,510	3,086

Total Egypt		4,556

France 2.81%

Autos & Auto Parts 1.12%
Renault SA*	73,613	3,294

Computer Hardware 0.46%
Gemalto NV*	31,987	1,344

Media 1.23%
Ipsos SA	65,291	1,999
Publicis Groupe	42,385	1,611

		3,610

Total France		8,248

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
Germany 8.50%

Chemicals 1.42%
Symrise GmbH & Co. AG	229,657	$4,164

Diversified Industrial Goods & Services 2.98%
Hamburger Hafen und Logistik AG	45,797	1,784
Kloeckner & Co. SE*	139,293	3,054
Rheinmetall AG	71,881	3,907

		8,745

Electrical Equipment 0.62%
Tognum AG	118,877	1,817

Engineering & Capital Goods 0.80%
MAN SE	28,550	2,351

Healthcare Facilities 1.24%
Gerresheimer AG	127,772	3,629

Media 0.47%
Sky Deutschland AG*	328,341	1,364

Retail 0.97%
Adidas AG	61,535	2,849

Total Germany		24,919

Greece 2.77%

Banks & Financial Services 0.64%
Hellenic Exchanges SA	131,450	1,870

Non-Property Financials 1.02%
Piraeus Bank SA*	172,839	2,980

Retail 1.11%
Jumbo SA	261,747	3,273

Total Greece		8,123

Hong Kong 2.86%

Communications Equipment 0.55%
VTech Holdings Ltd.	194,000	1,617

Investments	Shares	U.S. $ Value (000)
Leisure & Recreation 1.55%
REXLot Holdings Ltd.	51,550,000	$4,535

Retail 0.76%
Daphne International Holdings Ltd.	2,954,000	2,232

Total Hong Kong		8,384

Indonesia 1.31%

Oil & Gas 0.44%
PT Bumi Resources Tbk	5,404,500	1,301

Property (Excluding Services) 0.87%
PT Bakrieland Development Tbk*	46,623,000	1,309
PT Ciputra Development Tbk*	19,182,944	1,240

		2,549

Total Indonesia		3,850

Ireland 1.39%

Food & Drink 0.79%
C&C Group plc	626,058	2,310

Healthcare Products & Supplies 0.60%
United Drug plc	539,413	1,778

Total Ireland		4,088

Italy 7.70%

Aerospace & Defense 1.07%
Finmeccanica SpA	187,242	3,142

Diversified Financials 1.24%
Azimut Holding SpA	302,063	3,644

Food & Drink 2.11%
Davide Campari-Milano SpA	495,208	4,726
Parmalat SpA	527,259	1,464

		6,190

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
Italy (continued)

Surface Transportation 1.07%
Ansaldo STS SpA	163,242	$3,124

Utilities & Infrastructure 2.21%
Hera SpA	1,181,553	2,612
Terna-Rete Elettrica Nationale SpA	973,220	3,859

		6,471

Total Italy		22,571

Japan 18.91%

Chemicals 2.23%
JSR Corp.	150,400	2,933
Sumitomo Chemical Co., Ltd.	345,000	1,374
ZEON Corp.	494,000	2,246

		6,553

Consumer Durables 1.38%
Makita Corp.	121,700	4,033

Diversified Consumer Cyclicals 1.22%
Benesse Corp.	81,000	3,572

Electronics 1.33%
Axell Corp.	40,800	1,554
IBIDEN Co., Ltd.	65,700	2,352

		3,906

General Manufacturing & Services 2.68%
FP Corp.	80,700	3,998
Nippon Electric Glass Co. Ltd.	359,000	3,866

		7,864

Healthcare Products & Supplies 3.89%
Hogy Medical Co., Ltd.	60,500	3,252
Medipal Holdings Corp.	217,900	3,043
Rohto Pharmaceutical Co., Ltd.	127,000	1,624

Investments	Shares	U.S. $ Value (000)
Shionogi & Co., Ltd.	161,000	$3,473

		11,392

Leisure & Recreation 0.59%
Pacific Golf Group International Holdings KK	2,526	1,733

Non-Property Financials 0.85%
Kabu.com Securities Co., Ltd.	2,339	2,502

Property (Excluding Services) 1.04%
Japan Prime Realty Investment Corp. REIT	639	1,392
United Urban Investment Corp. REIT	282	1,645

		3,037

Retail 3.21%
Isetan Mitsukoshi Holdings Ltd.	271,608	2,603
K’s Holdings Corp.	102,500	3,322
Nitori Co., Ltd.	43,050	3,501

		9,426

Telecommunications Services 0.49%
Okinawa Cellular Telephone Co.	763	1,444

Total Japan		55,462

Kazakhstan 1.16%

Oil & Gas
KazMunaiGas Exploration Production GDR	144,500	3,408

Mexico 0.93%

Engineering & Construction
Empresas ICA SAB de CV*	1,237,594	2,716

Netherlands 1.69%

Electrical Equipment 1.02%
Draka Holding NV*	160,009	2,982

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
Netherlands (continued)

Electronics 0.67%
ASML Holding NV	73,118	$1,972

Total Netherlands		4,954

Norway 0.67%

Chemicals
Yara International ASA	59,790	1,977

Philippines 1.43%

Property Services
Megaworld Corp.	133,278,000	4,190

Spain 4.75%

Food & Drink 2.57%
Ebro Puleva SA	235,503	4,485
Viscofan SA	117,216	3,064

		7,549

General Manufacturing & Services 1.42%
Prosegur Compania de Seguridad SA Registered Shares	99,007	4,166

Utilities & Infrastructure 0.76%
Red Electrica Corporacion SA	43,088	2,225

Total Spain		13,940

Sweden 0.84%

Non-Property Financials
Swedbank AB Class A*	286,569	2,469

Switzerland 2.40%

Diversified Financials 1.03%
EFG International AG	181,191	3,018

Investments	Shares	U.S. $ Value (000)
Healthcare Products & Supplies 0.38%
Lonza Group AG Registered Shares	14,236	$1,107

Leisure & Recreation 0.99%
Orascom Development Holding AG*	37,282	2,908

Total Switzerland		7,033

Taiwan 0.51%

Diversified Financials
iShares MSCI Taiwan Index Fund ETF	127,648	1,482

Thailand 2.50%

Banks & Financial Services 1.32%
Bangkok Bank Public Co., Ltd.	1,156,074	3,877

Diversified Financials 1.18%
Tisco Financial Group Public Co., Ltd.	1,997,200	1,281
Tisco Financial Group Public Co., Ltd.	3,343,900	2,161

		3,442

Total Thailand		7,319

Turkey 0.51%

Diversified Financials
Turkiye Is Bankasi AS Class C	397,265	1,505

United Kingdom 15.73%

Aerospace & Defense 1.38%
Cobham plc	1,126,046	4,046

Air Transportation 1.51%
easyJet plc*	752,542	4,430

Computer Software 0.30%
Micro Focus International plc	161,358	892

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2009

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)

Consumer Building 0.72%
Bellway plc	175,908	$2,104

Electrical Equipment 0.37%
Ceres Power Holdings plc*	371,701	1,076

Engineering & Construction 1.54%
Babcock International Group plc	454,913	4,516

Food & Drink 1.07%
Britvic plc	547,089	3,129

General Manufacturing & Services 1.26%
Intertek Group plc	180,383	3,706

Healthcare Facilities 0.51%
Southern Cross Healthcare Ltd.*	743,965	1,496

Leisure & Recreation 1.66%
PartyGaming plc*	766,505	2,868
Sportingbet plc*	1,853,134	2,006

		4,874

Non-Property Financials 1.48%
Schroders plc	241,331	4,339

Oil & Gas 2.47%
Dana Petroleum plc*	77,102	1,613
Dragon Oil plc*	585,802	3,933
Premier Oil plc*	87,810	1,693

		7,239

Retail 1.46%
HMV Group plc	853,397	1,550
Marks & Spencer Group plc	484,678	2,715

		4,265

Total United Kingdom		46,112

Total Common Stocks (cost $231,590,708)		271,475

Investments	Shares	U.S. $ Value (000)
PREFERRED STOCKS 2.04%

Brazil 1.16%

Utilities & Infrastructure
Companhia de Transmissao de Energia Eletrica Paulista	122,751	$3,386

Germany 0.88%

Healthcare Products & Supplies
Fresenius SE	44,580	2,590

Total Preferred Stocks (cost $5,488,260)		5,976

Total Long-Term Investments (cost $237,078,968)		277,451

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.69%

Repurchase Agreement
Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $11,030,000 of U.S. Treasury Bill at 0.06% due 12/10/2009; value: $11,030,000; proceeds: $10,812,192 (cost $10,812,182)	$10,812	10,812

Total Investments in Securities 98.30% (cost $247,891,150)		288,263

Foreign Cash and Other Assets in Excess of Liabilities 1.70%(a)		4,981

Net Assets 100.00%		$293,244

See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2009

ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
*	Non-income producing security.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at October 31, 2009:

Forward Foreign Currency Exchange Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar	Buy	1/25/2010	6,860,000	$6,330,065	$6,124,135	$(205,930)
Brazilian Real	Sell	1/25/2010	11,100,000	6,325,147	6,201,481	123,666
Canadian Dollar	Buy	11/24/2009	2,670,000	2,476,120	2,467,572	(8,548)
Canadian Dollar	Buy	12/24/2009	11,950,000	11,153,526	11,044,192	(109,334)
Canadian Dollar	Buy	1/22/2010	5,260,000	5,066,608	4,861,351	(205,257)
Euro	Buy	1/25/2010	4,200,000	6,317,220	6,179,128	(138,092)
South Korean Won	Buy	12/23/2009	8,950,000,000	7,396,694	7,566,830	170,136

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						$(373,359)

See Notes to Financial Statements.

Schedule of Investments

LARGE CAP VALUE FUND October 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.48%

Aerospace 0.70%
Raytheon Co.	1,580	$72
United Technologies Corp.	4,190	257

Total		329

Air Transportation 0.32%
Delta Air Lines, Inc.*	21,040	150

Asset Management & Custodian 3.87%
BlackRock, Inc.	690	149
Franklin Resources, Inc.	5,630	589
State Street Corp.	14,740	619
T. Rowe Price Group, Inc.	9,550	465

Total		1,822

Automobiles 1.05%
Ford Motor Co.*	70,700	495

Banks: Diversified 11.07%
Bank of America Corp.	108,159	1,577
BB&T Corp.	5,000	120
Comerica, Inc.	8,850	246
Fifth Third Bancorp	41,870	374
M&T Bank Corp.	2,190	138
PNC Financial Services Group, Inc. (The)	15,690	768
Regions Financial Corp.	16,830	81
SunTrust Banks, Inc.	20,150	385
Wells Fargo & Co.	55,360	1,523

Total		5,212

Beverage: Soft Drinks 0.64%
Coca-Cola Co. (The)	2,830	151
PepsiCo, Inc.	2,470	150

Total		301

Biotechnology 1.54%
Amgen, Inc.*	13,470	724

Cable Television Services 0.55%
Time Warner Cable, Inc.	6,563	259

Investments	Shares	Value (000)
Chemical: Diversified 1.87%
Dow Chemical Co. (The)	27,220	$639
E.I. du Pont de Nemours & Co.	7,560	241

Total		880

Commercial Services 0.06%
Verisk Analytics, Inc. Class A*	1,048	29

Communications Technology 0.31%
Cisco Systems, Inc.*	6,440	147

Computer Services, Software & Systems 1.76%
Adobe Systems, Inc.*	21,050	693
Microsoft Corp.	4,820	134

Total		827

Computer Technology 2.37%
Dell, Inc.*	15,800	229
EMC Corp.*	29,990	494
Hewlett-Packard Co.	8,250	391

Total		1,114

Copper 0.55%
Freeport-McMoRan Copper & Gold, Inc.	3,530	259

Diversified Financial Services 12.28%
Bank of New York Mellon Corp. (The)	15,494	413
Capital One Financial Corp.	15,140	554
Goldman Sachs Group, Inc. (The)	9,340	1,589
JPMorgan Chase & Co.	50,880	2,125
Morgan Stanley	34,170	1,098

Total		5,779

Diversified Manufacturing Operations 3.19%
Eaton Corp.	9,422	570
General Electric Co.	51,500	734
Honeywell International, Inc.	5,550	199

Total		1,503

See Notes to Financial Statements.

Schedule of Investments (continued)

LARGE CAP VALUE FUND October 31, 2009

Investments	Shares	Value (000)
Diversified Media 0.45%
Time Warner, Inc.	7,040	$212

Diversified Retail 4.21%
J.C. Penney Co., Inc.	11,690	387
Kohl’s Corp.*	11,250	644
Target Corp.	19,640	951

Total		1,982

Drug & Grocery Store Chains 1.48%
CVS Caremark Corp.	13,850	489
Kroger Co. (The)	9,025	209

Total		698

Electronic Components 0.28%
Corning, Inc.	9,000	131

Electronic Entertainment 0.56%
Activision Blizzard, Inc.*	24,240	263

Entertainment 0.34%
Viacom, Inc. Class B*	5,880	162

Fertilizers 0.98%
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	4,980	462

Foods 1.11%
Kraft Foods, Inc. Class A	18,955	522

Gas Pipeline 0.39%
El Paso Corp.	18,640	183

Gold 1.02%
Barrick Gold Corp. (Canada)(a)	13,390	481

Healthcare Management Services 0.90%
UnitedHealth Group, Inc.	11,720	304
WellPoint, Inc.*	2,610	122

Total		426

Homebuilding 0.49%
Pulte Homes, Inc.	25,810	233

Investments	Shares	Value (000)
Hotel/Motel 1.81%
Marriott International, Inc. Class A	24,252	$608
Starwood Hotels & Resorts Worldwide, Inc.	8,370	243

Total		851

Insurance: Life 0.63%
Principal Financial Group, Inc.	2,110	53
Prudential Financial, Inc.	5,420	245

Total		298

Insurance: Multi-Line 0.90%
MetLife, Inc.	12,440	423

Leisure Time 1.29%
Carnival Corp. Unit	20,800	606

Machinery: Construction & Handling 1.48%
Caterpillar, Inc.	12,640	696

Machinery: Industrial 0.17%
Joy Global, Inc.	1,560	79

Medical & Dental Instruments & Supplies 0.54%
Boston Scientific Corp.*	12,200	99
Covidien plc (Ireland)(a)	3,730	157

Total		256

Oil: Crude Producers 4.32%
Devon Energy Corp.	3,870	250
EOG Resources, Inc.	4,350	355
Occidental Petroleum Corp.	8,640	656
Range Resources Corp.	2,080	104
Southwestern Energy Co.*	5,580	243
XTO Energy, Inc.	10,250	426

Total		2,034

Oil: Integrated 8.99%
Chevron Corp.	15,270	1,169
ConocoPhillips	7,570	380
EnCana Corp. (Canada)(a)	1,900	105

See Notes to Financial Statements.

Schedule of Investments (continued)

LARGE CAP VALUE FUND October 31, 2009

Investments	Shares	Value (000)
Oil: Integrated (continued)
Exxon Mobil Corp.	17,761	$1,273
Hess Corp.	16,080	880
Suncor Energy, Inc. (Canada)(a)	12,880	425

Total		4,232

Oil Well Equipment & Services 5.10%
Cameron International Corp.*	3,000	111
Halliburton Co.	26,660	779
Schlumberger Ltd.	20,008	1,244
Smith International, Inc.	9,710	269

Total		2,403

Personal Care 1.35%
Colgate-Palmolive Co.	2,580	203
Procter & Gamble Co. (The)	7,470	433

Total		636

Pharmaceuticals 3.92%
Abbott Laboratories	6,520	330
Johnson & Johnson	4,660	275
Merck & Co., Inc.	15,070	466
Pfizer, Inc.	32,560	554
Teva Pharmaceutical Industries Ltd. ADR	4,380	221

Total		1,846

Railroads 0.69%
Canadian National Railway Co. (Canada)(a)	6,750	326

Real Estate Investment Trusts 0.57%
Host Hotels & Resorts, Inc.	26,400	267

Rental & Leasing Services: Consumer 1.12%
Hertz Global Holdings, Inc.*	56,740	528

Scientific Instruments: Control & Filter 0.66%
Parker Hannifin Corp.	5,880	311

Investments	Shares	Value (000)
Semiconductors & Components 2.39%
Arrow Electronics, Inc.*	3,480	$88
Avnet, Inc.*	5,900	146
Intel Corp.	22,890	437
Micron Technology, Inc.*	30,440	207
Texas Instruments, Inc.	10,480	246

Total		1,124

Specialty Retail 3.17%
Best Buy Co., Inc.	13,640	521
Gap, Inc. (The)	3,410	73
Home Depot, Inc. (The)	35,860	900

Total		1,494

Steel 0.81%
Nucor Corp.	5,020	200
United States Steel Corp.	5,260	181

Total		381

Telecommunications Equipment 0.28%
Crown Castle International Corp.*	4,300	130

Textiles Apparel & Shoes 0.82%
J. Crew Group, Inc.*	9,430	385

Tobacco 0.17%
Altria Group, Inc.	4,450	81

Utilities: Electrical 0.95%
Duke Energy Corp.	9,080	144
FPL Group, Inc.	1,990	98
Southern Co.	6,510	203

Total		445

Utilities: Telecommunications 3.01%
AT&T, Inc.	35,403	909
Verizon Communications, Inc.	17,100	506

Total		1,415

Total Common Stocks (cost $41,391,259)		46,832

See Notes to Financial Statements.

Schedule of Investments (concluded)

LARGE CAP VALUE FUND October 31, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.29%

Repurchase Agreement
Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $625,000 of U.S. Treasury Bill at 0.10% due 12/24/2009; value: $624,938; proceeds: $609,433 (cost $609,433)	$609	$609

Total Investments in Securities 100.77% (cost $42,000,692)		47,441

Liabilities in Excess of Other Assets (0.77%)		(364)

Net Assets 100.00%		$47,077

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments

VALUE OPPORTUNITIES FUND October 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 93.63%

Aerospace 1.15%
Curtiss-Wright Corp.	88,900	$2,651
L-3 Communications Holdings, Inc.	48,100	3,477

Total		6,128

Air Transportation 1.80%
Atlas Air Worldwide Holdings, Inc.*	191,300	5,029
Bristow Group, Inc.*	155,452	4,531

Total		9,560

Auto Parts 1.57%
Autoliv, Inc. (Sweden)(a)	133,289	4,476
Gentex Corp.	240,800	3,855

Total		8,331

Banks: Diversified 7.17%
Comerica, Inc.	380,600	10,562
Commerce Bancshares, Inc.	187,508	7,193
Fifth Third Bancorp	358,100	3,201
First Financial Bancorp	391,100	4,959
First Midwest Bancorp, Inc.	487,500	5,070
Hancock Holding Co.	94,000	3,409
KeyCorp	679,000	3,660

Total		38,054

Banks: Savings, Thrift & Mortgage Lending 0.98%
Washington Federal, Inc.	304,700	5,226

Biotechnology 0.94%
Charles River Laboratories International, Inc.*	70,200	2,564
Cypress Bioscience, Inc.*	399,400	2,452

Total		5,016

Building Materials 0.35%
Quanex Building Products Corp.	125,926	1,873

Investments	Shares	Value (000)
Casinos & Gambling 0.73%
International Game Technology	218,300	$3,894

Chemical: Diversified 2.68%
Albemarle Corp.	278,020	8,780
Sigma-Aldrich Corp.	104,737	5,439

Total		14,219

Commercial Finance & Mortgage Companies 0.92%
Financial Federal Corp.	240,309	4,907

Commercial Services 1.57%
Robert Half International, Inc.	107,900	2,503
Tetra Tech, Inc.*	122,100	3,142
Verisk Analytics, Inc. Class A*	97,300	2,669

Total		8,314

Communications Technology 1.86%
Polycom, Inc.*	191,100	4,103
QLogic Corp.*	327,800	5,750

Total		9,853

Computer Services, Software & Systems 8.12%
Amdocs Ltd. (Guernsey)*(a)	242,998	6,124
Autodesk, Inc.*	235,100	5,861
CA, Inc.	338,800	7,088
Diebold, Inc.	256,000	7,741
Rovi Corp.*	261,077	7,193
Sapient Corp.*	1,117,227	9,094

Total		43,101

Containers & Packaging 0.99%
Silgan Holdings, Inc.	98,141	5,275

Diversified Financial Services 1.58%
Lazard Ltd. Class A	222,200	8,388

See Notes to Financial Statements.

Schedule of Investments (continued)

VALUE OPPORTUNITIES FUND October 31, 2009

Investments	Shares	Value (000)
Diversified Manufacturing Operations 1.18%
Carlisle Cos., Inc.	39,400	$1,223
ITT Corp.	99,800	5,060

Total		6,283

Diversified Materials & Processing 0.85%
Hexcel Corp.*	412,536	4,538

Drug & Grocery Store Chains 1.01%
Kroger Co. (The)	231,900	5,364

Electronic Components 1.39%
Amphenol Corp. Class A	183,400	7,358

Engineering & Contracting Services 2.71%
Jacobs Engineering Group, Inc.*	171,900	7,270
MYR Group, Inc.*	191,823	3,296
URS Corp.*	98,150	3,814

Total		14,380

Financial Data & Systems 4.74%
Alliance Data Systems Corp.*	147,000	8,082
Fiserv, Inc.*	123,359	5,658
Global Payments, Inc.	110,022	5,416
Lender Processing Services, Inc.	151,700	6,038

Total		25,194

Foods 3.34%
J.M. Smucker Co. (The)	133,900	7,061
NBTY, Inc.*	293,414	10,683

Total		17,744

Healthcare Facilities 0.86%
DaVita, Inc.*	86,000	4,561

Healthcare Management Services 2.43%
Healthspring, Inc.*	369,600	5,296
Humana, Inc.*	203,017	7,629

Total		12,925

Investments	Shares	Value (000)
Healthcare Services 1.35%
McKesson Corp.	122,100	$7,171

Household Furnishings 0.83%
Leggett & Platt, Inc.	226,600	4,380

Insurance: Multi-Line 0.98%
HCC Insurance Holdings, Inc.	196,372	5,182

Insurance: Property-Casualty 2.23%
PartnerRe Ltd.	154,500	11,816

Luxury Items 1.73%
Fossil, Inc.*	342,904	9,166

Medical & Dental Instruments & Supplies 0.91%
Teleflex, Inc.	97,200	4,836

Medical Equipment 0.83%
PerkinElmer, Inc.	237,400	4,418

Metal Fabricating 1.11%
Reliance Steel & Aluminum Co.	162,100	5,913

Oil: Crude Producers 2.74%
Goodrich Petroleum Corp.*	168,600	4,328
Petrohawk Energy Corp.*	122,800	2,888
Range Resources Corp.	73,600	3,684
St. Mary Land & Exploration Co.	107,064	3,651

Total		14,551

Oil: Integrated 0.72%
Weatherford International Ltd. (Switzerland)*(a)	218,600	3,832

Oil Well Equipment & Services 2.70%
Helmerich & Payne, Inc.	97,900	3,722
Oceaneering International, Inc.*	98,800	5,049

See Notes to Financial Statements.

Schedule of Investments (continued)

VALUE OPPORTUNITIES FUND October 31, 2009

Investments	Shares	Value (000)
Oil Well Equipment & Services (continued)
Superior Energy Services, Inc.*	257,200	$5,558

Total		14,329

Pharmaceuticals 3.18%
AmerisourceBergen Corp.	275,400	6,100
Warner Chilcott plc Class A (Ireland)*(a)	305,200	6,760
Watson Pharmaceuticals, Inc.*	117,600	4,048

Total		16,908

Railroads 1.96%
Genesee & Wyoming, Inc. Class A*	109,500	3,177
Kansas City Southern*	298,000	7,221

Total		10,398

Real Estate Investment Trusts 2.73%
DiamondRock Hospitality Co.*	528,000	4,018
EastGroup Properties, Inc.	89,900	3,309
Highwoods Properties, Inc.	87,500	2,408
Host Hotels & Resorts, Inc.	472,609	4,778

Total		14,513

Scientific Instruments: Control & Filter 1.18%
Roper Industries, Inc.	123,400	6,238

Scientific Instruments: Electrical 1.76%
AMETEK, Inc.	109,900	3,834
EnerSys*	249,254	5,508

Total		9,342

Scientific Instruments: Pollution Control 1.00%
Waste Connections, Inc.*	169,700	5,334

Shipping 1.73%
Kirby Corp.*	147,938	5,000
UTi Worldwide, Inc.	334,200	4,167

Total		9,167

Investments	Shares	Value (000)
Specialty Retail 4.50%
American Eagle Outfitters, Inc.	221,200	$3,869
AnnTaylor Stores Corp.*	291,600	3,782
Brown Shoe Co., Inc.	467,600	4,849
Chico’s FAS, Inc.*	211,320	2,525
Gymboree Corp. (The)*	41,873	1,783
Sonic Automotive, Inc. Class A	45,708	409
Tween Brands, Inc.*	788,600	6,687

Total		23,904

Steel 1.19%
Carpenter Technology Corp.	118,076	2,483
Gerdau Ameristeel Corp.	567,300	3,858

Total		6,341

Technology: Miscellaneous 1.41%
Plexus Corp.*	296,300	7,496

Textiles Apparel & Shoes 1.58%
Guess?, Inc.	76,800	2,807
Phillips-Van Heusen Corp.	139,200	5,589

Total		8,396

Truckers 1.51%
Heartland Express, Inc.	320,929	4,365
Knight Transportation, Inc.	228,000	3,657

Total		8,022

Utilities: Electrical 2.44%
Cleco Corp.	282,100	6,982
Otter Tail Corp.	132,200	3,075
Wisconsin Energy Corp.	65,983	2,881

Total		12,938

Utilities: Gas Distributors 0.41%
Piedmont Natural Gas Co., Inc.	93,475	2,176

Total Common Stocks (cost $452,543,180)		497,253

See Notes to Financial Statements.

Schedule of Investments (concluded)

VALUE OPPORTUNITIES FUND October 31, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 8.08%

Repurchase Agreement
Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $43,760,000 of U.S. Treasury Bill at 0.10% due 12/24/2009; value: $43,755,624; proceeds: $42,895,786 (cost $42,895,751)	$42,896	$42,896

Total Investments in Securities 101.71% (cost $495,438,931)		540,149

Liabilities in Excess of Other Assets (1.71%)		(9,092)

Net Assets 100.00%		$531,057

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statements of Assets and Liabilities

October 31, 2009

	Alpha Strategy Fund	Fundamental Equity Fund*	International Core Equity Fund
ASSETS:
Investments in securities, at cost	$631,088,474	$2,354,730,805	$774,988,193
Investments in securities, at value	$528,854,891	$2,509,037,160	$871,468,332
Foreign cash, at value (cost $0, $0, $2,847,356, $1,221,073, $2,423,940, $0, and $0, respectively)	–	–	2,846,426
Receivables:
Interest and dividends	–	1,852,390	2,624,231
Investment securities sold	–	51,571,501	41,160,084
Capital shares sold	2,162,846	6,467,111	1,666,097
From affiliates (See Note 3)	107,416	–	–
From advisor (See Note 3)	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–	3,390,680
Prepaid expenses and other assets	21,780	158,231	14,012
Total assets	531,146,933	2,569,086,393	923,169,862
LIABILITIES:
Payables:
Investment securities purchased	490,274	24,610,240	14,746,521
Capital shares reacquired	1,112,508	6,105,701	2,023,476
Management fee	–	1,167,262	573,278
12b-1 distribution fees	310,350	1,338,967	328,711
Fund administration	–	87,230	30,567
Trustees’ fees	54,293	510,394	114,188
To affiliates (See Note 3)	–	14,219	30,179
Unrealized depreciation on forward foreign currency exchange contracts	–	–	1,174,316
Accrued expenses and other liabilities	305,056	958,511	512,978
Total liabilities	2,272,481	34,792,524	19,534,214
NET ASSETS	$528,874,452	$2,534,293,869	$903,635,648
COMPOSITION OF NET ASSETS:
Paid-in capital	$654,615,035	$2,710,897,444	$1,218,539,450
Undistributed (distributions in excess of) net investment income	(54,293)	(53,000)	3,803,601
Accumulated net realized loss on investments and foreign currency related transactions	(23,452,707)	(330,856,930)	(417,455,898)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(102,233,583)	154,306,355	98,748,495
Net Assets	$528,874,452	$2,534,293,869	$903,635,648
*	Formerly, All Value Fund

See Notes to Financial Statements.

International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$245,236,509	$247,891,150	$42,000,692	$495,438,931
$282,955,125	$288,262,560	$47,441,357	$540,149,175

1,215,320	2,463,407	–	–

745,364	396,427	57,284	42,178
4,376,648	12,556,274	–	7,121,196
1,372,090	606,134	67,595	3,609,126
–	–	–	–
85,455	–	–	56,915

–	293,802	–	–
34,622	4,669	22,978	71,709
290,784,624	304,583,273	47,589,214	551,050,299

5,446,400	9,759,001	233,288	18,241,785
2,980	374,904	184,482	969,631
177,950	186,940	15,841	329,959
20,285	76,765	8,143	226,043
9,491	9,925	1,584	17,598
5,738	48,074	7,658	23,631
37,712	33,411	–	18,282

202,034	667,161	–	–
93,671	183,289	61,004	166,593
5,996,261	11,339,470	512,000	19,993,522
$284,788,363	$293,243,803	$47,077,214	$531,056,777

$284,283,505	$399,070,309	$63,447,368	$543,411,723

153,008	151,774	259,125	26,074

(37,186,291)	(146,005,250)	(22,069,944)	(57,091,264)

37,538,141	40,026,970	5,440,665	44,710,244
$284,788,363	$293,243,803	$47,077,214	$531,056,777

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

October 31, 2009

	Alpha Strategy Fund	Fundamental Equity Fund*	International Core Equity Fund

Net assets by class:
Class A Shares	$296,988,961	$1,656,208,894	$574,731,093
Class B Shares	$31,293,751	$161,232,814	$43,492,329
Class C Shares	$150,632,569	$485,483,568	$105,557,367
Class F Shares	$29,762,385	$73,741,574	$9,009,432
Class I Shares	$11,784,696	$98,569,514	$167,573,872
Class P Shares	–	$29,360,612	$1,825,332
Class R2 Shares	$1,433,261	$1,186,786	$7,291
Class R3 Shares	$6,978,829	$28,510,107	$1,438,932
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	17,226,222	165,852,685	51,313,667
Class B Shares	1,907,530	16,823,006	3,946,937
Class C Shares	9,245,491	50,857,016	9,563,386
Class F Shares	1,728,803	7,406,119	807,539
Class I Shares	680,181	9,817,300	14,856,310
Class P Shares	–	2,973,608	163,994
Class R2 Shares	83,693	119,995	651
Class R3 Shares	407,574	2,873,898	129,635
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.24	$9.99	$11.20
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$18.29	$10.60	$11.88
Class B Shares-Net asset value	$16.41	$9.58	$11.02
Class C Shares-Net asset value	$16.29	$9.55	$11.04
Class F Shares-Net asset value	$17.22	$9.96	$11.16
Class I Shares-Net asset value	$17.33	$10.04	$11.28
Class P Shares-Net asset value	–	$9.87	$11.13
Class R2 Shares-Net asset value	$17.13	$9.89	$11.20
Class R3 Shares-Net asset value	$17.12	$9.92	$11.10
*	Formerly, All Value Fund

See Notes to Financial Statements.

International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$52,935,216	$92,187,957	$27,443,760	$250,434,642
–	$17,103,328	$2,558,140	$18,738,997
$4,376,136	$21,667,944	$5,654,045	$79,526,592
$1,771,631	$383,742	$202,401	$51,756,978
$225,687,915	$160,455,626	$11,207,434	$121,461,804
–	$781,468	$11,434	$3,444,839
$8,739	$90,798	–	$1,465,847
$8,726	$572,940	–	$4,227,078

6,436,377	8,613,249	3,185,844	21,502,939
–	1,681,100	302,160	1,645,543
534,333	2,141,631	667,236	6,984,436
215,212	36,037	23,586	4,452,905
27,386,958	14,645,074	1,293,716	10,378,660
–	71,961	1,323	296,455
1,054	8,532	–	126,455
1,054	54,045	–	364,994

$8.22	$10.70	$8.61	$11.65

$8.72	$11.35	$9.14	$12.36
–	$10.17	$8.47	$11.39
$8.19	$10.12	$8.47	$11.39
$8.23	$10.65	$8.58	$11.62
$8.24	$10.96	$8.66	$11.70
–	$10.86	$8.64	$11.62
$8.29	$10.64	–	$11.59
$8.28	$10.60	–	$11.58

See Notes to Financial Statements.

Statements of Operations

For the Year Ended October 31, 2009

	Alpha Strategy Fund	Fundamental Equity Fund*	International Core Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $246,943, $1,715,619, $864,697, $516,686, $3,055 and $0, respectively)	$1,833,571	$32,821,313	$19,453,257
Interest and other	–	3,414	25,500
Total investment income	1,833,571	32,824,727	19,478,757
Expenses:
Management fee	439,859	12,106,435	5,871,258
12b-1 distribution plan-Class A	885,718	5,243,275	1,774,079
12b-1 distribution plan-Class B	288,663	1,559,989	378,655
12b-1 distribution plan-Class C	1,244,329	4,241,437	915,848
12b-1 distribution plan-Class F	18,345	40,216	6,157
12b-1 distribution plan-Class P	–	114,262	6,041
12b-1 distribution plan-Class R2	5,936	3,503	–
12b-1 distribution plan-Class R3	25,422	92,820	4,097
Shareholder servicing	1,516,518	4,691,723	2,111,289
Professional	33,913	76,422	60,911
Reports to shareholders	137,701	439,456	173,637
Fund administration	–	892,515	313,134
Custody	7,198	39,043	243,804
Trustees’ fees	24,712	126,522	44,346
Registration	107,048	195,017	114,213
Subsidy (See Note 3)	–	201,497	403,845
Other	18,176	81,969	58,673
Gross expenses	4,753,538	30,146,101	12,479,987
Expense reductions (See Note 7)	(1,491)	(7,756)	(2,717)
Expenses reimbursed by advisor (See Note 3)	–	–	–
Expenses assumed by Underlying Funds (See Note 3)	(1,843,775)	–	–
Management fee waived (See Note 3)	(439,859)	–	–
Net expenses	2,468,413	30,138,345	12,477,270
Net investment income (loss)	(634,842)	2,686,382	7,001,487
Net realized and unrealized gain (loss):
Net realized loss on investments (net of foreign capital gain tax) and foreign currency related transactions	(18,928,639)	(288,541,654)	(220,158,466)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	102,595,833	583,449,890	434,137,412
Net realized and unrealized gain	83,667,194	294,908,236	213,978,946
Net Increase in Net Assets Resulting From Operations	$83,032,352	$297,594,618	$220,980,433
*	Formerly, All Value Fund

See Notes to Financial Statements.

International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$8,067,473	$5,202,592	$929,752	$3,554,956
14,817	89,328	2,617	–
8,082,290	5,291,920	932,369	3,554,956

1,164,829	1,737,321	180,432	2,643,378
98,876	253,711	83,502	558,336
–	144,549	24,926	153,226
13,163	168,003	47,930	580,665
196	264	146	27,771
–	2,922	47	13,102
–	334	–	3,060
–	824	–	12,987
49,192	595,771	83,368	596,610
53,646	54,994	43,714	46,617
23,889	31,868	7,396	74,689
62,124	92,657	18,043	140,980
165,009	133,765	16,990	13,155
7,471	12,829	2,585	18,509
32,264	77,799	57,553	101,468
394,815	525,262	–	287,857
39,847	27,565	3,593	16,926
2,105,321	3,860,438	570,225	5,289,336
(421)	(765)	(161)	(1,084)
(439,566)	–	(51,848)	(414,923)

–	–	–	–
–	–	–	–
1,665,334	3,859,673	518,216	4,873,329
6,416,956	1,432,247	414,153	(1,318,373)

(16,517,581)	(63,319,994)	(14,750,983)	(31,924,730)

67,339,160	155,917,304	16,617,404	101,544,068
50,821,579	92,597,310	1,866,421	69,619,338

$57,238,535	$94,029,557	$2,280,574	$68,300,965

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008
Operations:
Net investment income (loss)	$(634,842)	$(1,784,259)
Capital gains received from Underlying Funds	–	51,358,516
Net realized loss on investments and foreign currency related transactions	(18,928,639)	(7,315,268)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	102,595,833	(329,836,057)
Net increase (decrease) in net assets resulting from operations	83,032,352	(287,577,068)
Distributions to shareholders from:
Net investment income
Class A	(494,752)	(9,180,478)
Class B	–	(1,247,863)
Class C	–	(3,669,303)
Class F	(35,304)	(302)
Class I	(54,877)	(64,370)
Class P	–	–
Class R2	(1,180)	(288)
Class R3	(15,394)	(303)
Net realized gain
Class A	(19,003,782)	(17,909,168)
Class B	(2,310,730)	(3,144,253)
Class C	(9,107,549)	(8,529,534)
Class F	(463,904)	(539)
Class I	(638,401)	(113,914)
Class P	–	–
Class R2	(48,485)	(537)
Class R3	(320,424)	(559)
Total distributions to shareholders	(32,494,782)	(43,861,411)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	169,481,954	345,829,207
Reinvestment of distributions	27,229,784	36,696,667
Cost of shares reacquired	(149,121,142)	(157,940,191)
Net increase (decrease) in net assets resulting from capital share transactions	47,590,596	224,585,683
Net increase (decrease) in net assets	98,128,166	(106,852,796)
NET ASSETS:
Beginning of year	$430,746,286	$537,599,082
End of year	$528,874,452	$430,746,286
Undistributed (distributions in excess of) net investment income	$(54,293)	$(39,293)
*	Formerly, All Value Fund

See Notes to Financial Statements.

Fundamental Equity Fund*		International Core Equity Fund
For the Year Ended October 31, 2009	For the Year Ended October 31, 2008	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008

$2,686,382	$12,325,577	$7,001,487	$22,501,763
–	–	–	–

(288,541,654)	(42,051,970)	(220,158,466)	(199,431,849)

583,449,890	(974,887,405)	434,137,412	(590,182,522)
297,594,618	(1,004,613,798)	220,980,433	(767,112,608)

(10,797,172)	(13,489,340)	(12,986,796)	(8,012,157)
–	–	(531,069)	(204,237)
–	(126)	(1,149,088)	(470,637)
(103,050)	(89)	(51,481)	(103)
(636,029)	(495,585)	(3,707,413)	(2,684,109)
(146,405)	(235,212)	(27,708)	(23,780)
(3,122)	(77)	(163)	(98)
(119,358)	(79)	(16,857)	(99)

–	(161,640,464)	–	(92,686,363)
–	(19,803,452)	–	(7,224,370)
–	(45,461,398)	–	(18,758,430)
–	(690)	–	(870)
–	(3,721,818)	–	(22,554,732)
–	(3,349,806)	–	(204,843)
–	(688)	–	(867)
–	(688)	–	(867)
(11,805,136)	(248,199,512)	(18,470,575)	(152,826,562)

704,211,694	585,762,696	155,799,233	311,725,795
11,157,952	225,482,454	17,506,373	141,116,171
(670,276,536)	(753,242,546)	(252,355,203)	(393,957,395)

45,093,110	58,002,604	(79,049,597)	58,884,571
330,882,592	(1,194,810,706)	123,460,261	(861,054,599)

$2,203,411,277	$3,398,221,983	$780,175,387	$1,641,229,986
$2,534,293,869	$2,203,411,277	$903,635,648	$780,175,387
$(53,000)	$9,068,841	$3,803,601	$18,373,704

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	International Dividend Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2009	For the Period Ended October 31, 2008*
Operations:
Net investment income	$6,416,956	$2,483,680
Net realized loss on investments and foreign currency related transactions	(16,517,581)	(21,423,805)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	67,339,160	(29,801,019)
Net increase (decrease) in net assets resulting from operations	57,238,535	(48,741,144)
Distributions to shareholders from:
Net investment income
Class A	(1,128,282)	(152,587)
Class B	–	–
Class C	(45,092)	(881)
Class F	(5,176)	(604)
Class I	(5,046,074)	(1,805,924)
Class P	–	–
Class R2	(238)	(124)
Class R3	(245)	(127)
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Total distributions to shareholders	(6,225,107)	(1,960,247)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	146,808,974	143,060,862
Reinvestment of distributions	6,048,660	1,913,886
Cost of shares reacquired	(11,788,979)	(1,567,077)
Net increase (decrease) in net assets resulting from capital share transactions	141,068,655	143,407,671
Net increase (decrease) in net assets	192,082,083	92,706,280
NET ASSETS:
Beginning of year	$92,706,280	$–
End of year	$284,788,363	$92,706,280
Undistributed (distributions in excess of) net investment income	$153,008	$(1,065)
*	For the period June 23, 2008 (commencement of investment operations) to October 31, 2008.

See Notes to Financial Statements.

International Opportunities Fund		Large Cap Value Fund
For the Year Ended October 31, 2009	For the Year Ended October 31, 2008	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008

$1,432,247	$2,433,983	$414,153	$693,386

(63,319,994)	(82,658,669)	(14,750,983)	(7,184,110)

155,917,304	(194,425,862)	16,617,404	(16,805,784)
94,029,557	(274,650,548)	2,280,574	(23,296,508)

(468,483)	(777,242)	(360,321)	(371,592)
–	–	(21,657)	(29,316)
–	–	(41,102)	(48,317)
(1,516)	(73)	(541)	(162)
(1,433,999)	(1,115,657)	(351,007)	(333,339)
(997)	(8,529)	(166)	(203)
(136)	(69)	–	–
(272)	(70)	–	–

–	(21,778,775)	–	(3,678,316)
–	(4,924,465)	–	(534,598)
–	(4,985,509)	–	(873,871)
–	(1,155)	–	(1,313)
–	(17,305,855)	–	(2,665,784)
–	(236,757)	–	(2,206)
–	(1,151)	–	–
–	(1,150)	–	–
(1,905,403)	(51,136,457)	(774,794)	(8,539,017)

35,650,692	129,747,428	22,506,779	23,052,222
1,882,036	49,702,304	679,787	7,435,719
(45,563,525)	(98,019,240)	(22,676,612)	(15,227,710)

(8,030,797)	81,430,492	509,954	15,260,231
84,093,357	(244,356,513)	2,015,734	(16,575,294)

$209,150,446	$453,506,959	$45,061,480	$61,636,774
$293,243,803	$209,150,446	$47,077,214	$45,061,480

$151,774	$1,476,204	$259,125	$619,782

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008
Operations:
Net investment income (loss)	$(1,318,373)	$825,725
Net realized loss on investments	(31,924,730)	(24,893,377)
Net change in unrealized appreciation/depreciation on investments	101,544,068	(74,634,785)
Net increase (decrease) in net assets resulting from operations	68,300,965	(98,702,437)
Distributions to shareholders from:
Net investment income
Class A	(206,714)	(84,095)
Class F	(33,314)	(31)
Class I	(425,649)	(213,809)
Class P	–	(5,036)
Class R2	–	(19)
Class R3	(3,458)	(715)
Net realized gain
Class A	–	(5,270,291)
Class B	–	(512,824)
Class C	–	(2,168,311)
Class F	–	(359)
Class I	–	(2,275,577)
Class P	–	(197,156)
Class R2	–	(358)
Class R3	–	(9,543)
Total distributions to shareholders	(669,135)	(10,738,124)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	280,778,475	175,953,420
Reinvestment of distributions	624,834	9,139,621
Cost of shares reacquired	(82,289,745)	(91,267,168)
Net increase in net assets resulting from capital share transactions	199,113,564	93,825,873
Net increase (decrease) in net assets	266,745,394	(15,614,688)
NET ASSETS:
Beginning of year	$264,311,383	$279,926,071
End of year	$531,056,777	$264,311,383
Undistributed net investment income	$26,074	$536,169

See Notes to Financial Statements.

Financial Highlights

ALPHA STRATEGY FUND

	Class A Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$15.58	$29.08	$23.68	$19.11	$15.96

Investment operations:

Net investment income (loss)(a)	.01	(.02)	(.04)	(.06)	(.01)

Net realized and unrealized gain (loss)	2.81	(11.23)	6.44	4.63	3.26

Total from investment operations	2.82	(11.25)	6.40	4.57	3.25

Distributions to shareholders from:

Net investment income	(.03)	(.76)	(.74)	–	(.10)

Net realized gain	(1.13)	(1.49)	(.26)	–	–

Total distributions	(1.16)	(2.25)	(1.00)	–	(.10)

Net asset value, end of year	$17.24	$15.58	$29.08	$23.68	$19.11

Total Return(b)	20.57%	(41.64)%	28.00%	23.91%	20.46%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and waived	.35%	.35%	.35%	.35%	.35%

Expenses, including expense reductions and expenses assumed and waived	.35%	.35%	.35%	.35%	.35%

Expenses, excluding expense reductions and expenses assumed and waived	.87%	.76%	.79%	.80%	.83%

Net investment income (loss)	.09%	(.09)%	(.17)%	(.28)%	(.08)%

Supplemental Data:
Net assets, end of year (000)	$296,989	$257,398	$332,175	$196,448	$90,641

Portfolio turnover rate	7.18%	7.64%	39.09%	8.83%	6.94%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class B Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$14.94	$27.98	$22.79	$18.51	$15.46

Investment operations:

Net investment loss(a)	(.08)	(.15)	(.20)	(.20)	(.12)

Net realized and unrealized gain (loss)	2.68	(10.81)	6.21	4.48	3.17

Total from investment operations	2.60	(10.96)	6.01	4.28	3.05

Distributions to shareholders from:

Net investment income	–	(.59)	(.56)	–	–

Net realized gain	(1.13)	(1.49)	(.26)	–	–

Total distributions	(1.13)	(2.08)	(.82)	–	–

Net asset value, end of year	$16.41	$14.94	$27.98	$22.79	$18.51

Total Return(b)	19.86%	(42.04)%	27.17%	23.12%	19.73%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions and expenses assumed and waived	1.52%	1.42%	1.44%	1.44%	1.47%

Net investment loss	(.55)%	(.70)%	(.79)%	(.92)%	(.71)%

Supplemental Data:
Net assets, end of year (000)	$31,294	$31,193	$58,045	$47,954	$45,179

Portfolio turnover rate	7.18%	7.64%	39.09%	8.83%	6.94%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class C Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$14.85	$27.87	$22.79	$18.51	$15.46

Investment operations:

Net investment loss(a)	(.08)	(.16)	(.21)	(.20)	(.12)

Net realized and unrealized gain (loss)	2.65	(10.73)	6.21	4.48	3.17

Total from investment operations	2.57	(10.89)	6.00	4.28	3.05

Distributions to shareholders from:

Net investment income	–	(.64)	(.66)	–	–

Net realized gain	(1.13)	(1.49)	(.26)	–	–

Total distributions	(1.13)	(2.13)	(.92)	–	–

Net asset value, end of year	$16.29	$14.85	$27.87	$22.79	$18.51

Total Return(b)	19.78%	(42.02)%	27.20%	23.12%	19.73%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions and expenses assumed and waived	1.52%	1.41%	1.44%	1.45%	1.47%

Net investment loss	(.59)%	(.74)%	(.83)%	(.92)%	(.71)%

Supplemental Data:
Net assets, end of year (000)	$150,633	$122,504	$145,528	$75,193	$29,998

Portfolio turnover rate	7.18%	7.64%	39.09%	8.83%	6.94%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class F Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.58	$29.09	$27.77

Investment operations:

Net investment income (loss)(b)	.01	(.02)	–	(c)

Net realized and unrealized gain (loss)	2.85	(11.17)	1.32

Total from investment operations	2.86	(11.19)	1.32

Distributions to shareholders from:

Net investment income	(.09)	(.83)	–

Net realized gain	(1.13)	(1.49)	–

Total distributions	(1.22)	(2.32)	–

Net asset value, end of period	$17.22	$15.58	$29.09

Total Return(d)	20.95%	(41.50)%	4.75	%(e)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and waived	.10%	.10%	.01	%(e)

Expenses, including expense reductions and expenses assumed and waived	.10%	.10%	.01	%(e)

Expenses, excluding expense reductions and expenses assumed and waived	.60%	.55%	.07	%(e)

Net investment income (loss)	.05%	(.11)%	(.01	)%(e)

Supplemental Data:
Net assets, end of period (000)	$29,762	$6,845	$11

Portfolio turnover rate	7.18%	7.64%	39.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class I Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$15.67	$29.23	$23.77	$19.12	$15.96

Investment operations:

Net investment income(a)	.06	.01	.05	.02	.05

Net realized and unrealized gain (loss)	2.83	(11.24)	6.47	4.63	3.27

Total from investment operations	2.89	(11.23)	6.52	4.65	3.32

Distributions to shareholders from:

Net investment income	(.10)	(.84)	(.80)	–	(.16)

Net realized gain	(1.13)	(1.49)	(.26)	–	–

Total distributions	(1.23)	(2.33)	(1.06)	–	(.16)

Net asset value, end of year	$17.33	$15.67	$29.23	$23.77	$19.12

Total Return(b)	21.06%	(41.45)%	28.48%	24.32%	20.91%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and waived	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions and expenses assumed and waived	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions and expenses assumed and waived	.52%	.41%	.44%	.45%	.48%

Net investment income	.39%	.06%	.19%	.08%	.27%

Supplemental Data:
Net assets, end of year (000)	$11,785	$8,293	$1,819	$1,001	$539

Portfolio turnover rate	7.18%	7.64%	39.09%	8.83%	6.94%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class R2 Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.51	$29.08	$27.77

Investment operations:

Net investment loss(b)	(.05)	(.12)	(.01)

Net realized and unrealized gain (loss)	2.83	(11.16)	1.32

Total from investment operations	2.78	(11.28)	1.31

Distributions to shareholders from:

Net investment income	(.03)	(.80)	–

Net realized gain	(1.13)	(1.49)	–

Total distributions	(1.16)	(2.29)	–

Net asset value, end of period	$17.13	$15.51	$29.08

Total Return(c)	20.37%	(41.82)%	4.72	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and waived	.60%	.60%	.05	%(d)

Expenses, including expense reductions and expenses assumed and waived	.60%	.59%	.05	%(d)

Expenses, excluding expense reductions and expenses assumed and waived	1.11%	1.02%	.11	%(d)

Net investment loss	(.32)%	(.59)%	(.05	)%(d)

Supplemental Data:
Net assets, end of period (000)	$1,433	$564	$10

Portfolio turnover rate	7.18%	7.64%	39.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

ALPHA STRATEGY FUND

	Class R3 Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.53	$29.08	$27.77

Investment operations:

Net investment loss(b)	(.02)	(.10)	(.01)

Net realized and unrealized gain (loss)	2.79	(11.15)	1.32

Total from investment operations	2.77	(11.25)	1.31

Distributions to shareholders from:

Net investment income	(.05)	(.81)	–

Net realized gain	(1.13)	(1.49)	–

Total distributions	(1.18)	(2.30)	–

Net asset value, end of period	$17.12	$15.53	$29.08

Total Return(c)	20.39%	(41.72)%	4.72	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and waived	.50%	.50%	.04	%(d)

Expenses, including expense reductions and expenses assumed and waived	.50%	.49%	.04	%(d)

Expenses, excluding expense reductions and expenses assumed and waived	1.01%	.95%	.10	%(d)

Net investment loss	(.15)%	(.51)%	(.04	)%(d)

Supplemental Data:
Net assets, end of period (000)	$6,979	$3,949	$10

Portfolio turnover rate	7.18%	7.64%	39.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund)

	Class A Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$8.85	$13.69	$13.14	$12.13	$11.18

Investment operations:

Net investment income(a)	.03	.07	.08	.08	.07

Net realized and unrealized gain (loss)	1.17	(3.89)	1.52	1.82	1.06

Total from investment operations	1.20	(3.82)	1.60	1.90	1.13

Distributions to shareholders from:

Net investment income	(.06)	(.08)	(.08)	(.06)	(.07)

Net realized gain	–	(.94)	(.97)	(.83)	(.11)

Total distributions	(.06)	(1.02)	(1.05)	(.89)	(.18)

Net asset value, end of year	$9.99	$ 8.85	$13.69	$13.14	$12.13

Total Return(b)	13.84%	(29.89)%	13.12%	16.49%	10.19%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.19%	1.12%	1.12%	1.14%	1.17%

Expenses, excluding expense reductions	1.19%	1.12%	1.12%	1.14%	1.17%

Net investment income	.28%	.58%	.63%	.63%	.62%

Supplemental Data:
Net assets, end of year (000)	$1,656,209	$1,512,312	$2,375,786	$2,198,884	$1,771,120

Portfolio turnover rate	88.13%	85.13%	63.23%	63.84%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund)

	Class B Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$8.48	$13.16	$12.66	$11.74	$10.84

Investment operations:

Net investment loss(a)	(.03)	(.01)	– (b)	– (b)	– (b)

Net realized and unrealized gain (loss)	1.13	(3.73)	1.47	1.76	1.02

Total from investment operations	1.10	(3.74)	1.47	1.76	1.02

Distributions to shareholders from:

Net investment income	–	–	– (b)	–	(.01)

Net realized gain	–	(.94)	(.97)	(.84)	(.11)

Total distributions	–	(.94)	(.97)	(.84)	(.12)

Net asset value, end of year	$9.58	$ 8.48	$13.16	$12.66	$11.74

Total Return(c)	12.97%	(30.35)%	12.50%	15.68%	9.52%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.84%	1.77%	1.77%	1.79%	1.81%

Expenses, excluding expense reductions	1.84%	1.77%	1.77%	1.79%	1.81%

Net investment loss	(.35)%	(.07)%	(.01)%	(.02)%	(.01)%

Supplemental Data:
Net assets, end of year (000)	$161,233	$169,131	$280,279	$278,649	$240,977

Portfolio turnover rate	88.13%	85.13%	63.23%	63.84%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund)

	Class C Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$8.45	$13.11	$12.62	$11.71	$10.81

Investment operations:

Net investment loss(a)	(.03)	(.01)	– (b)	– (b)	– (b)

Net realized and unrealized gain (loss)	1.13	(3.71)	1.46	1.75	1.02

Total from investment operations	1.10	(3.72)	1.46	1.75	1.02

Distributions to shareholders from:

Net investment income	–	– (b)	– (b)	–	(.01)

Net realized gain	–	(.94)	(.97)	(.84)	(.11)

Total distributions	–	(.94)	(.97)	(.84)	(.12)

Net asset value, end of year	$9.55	$ 8.45	$13.11	$12.62	$11.71

Total Return(c)	13.02%	(30.31)%	12.48%	15.64%	9.56%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.84%	1.77%	1.77%	1.79%	1.81%

Expenses, excluding expense reductions	1.84%	1.77%	1.77%	1.79%	1.81%

Net investment loss	(.37)%	(.07)%	(.01)%	(.02)%	(.01)%

Supplemental Data:
Net assets, end of year (000)	$485,484	$419,157	$639,749	$622,822	$513,752

Portfolio turnover rate	88.13%	85.13%	63.23%	63.84%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund)

	Class F Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.85	$13.70	$13.62

Investment operations:

Net investment income(b)	.03	.08	–	(c)

Net realized and unrealized gain (loss)	1.18	(3.87)	.08

Total from investment operations	1.21	(3.79)	.08

Distributions to shareholders from:

Net investment income	(.10)	(.12)	–

Net realized gain	–	(.94)	–

Total distributions	(.10)	(1.06)	–

Net asset value, end of period	$9.96	$ 8.85	$13.70

Total Return(d)	14.03%	(29.70)%	.59	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.93%	.87%	.08	%(e)

Expenses, excluding expense reductions	.93%	.88%	.08	%(e)

Net investment income	.29%	.77%	.04	%(e)

Supplemental Data:
Net assets, end of period (000)	$73,742	$8,995	$10

Portfolio turnover rate	88.13%	85.13%	63.23%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund)

	Class I Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 8.92	$13.79	$13.21	$12.19	$11.22

Investment operations:

Net investment income(a)	.05	.11	.10	.12	.12

Net realized and unrealized gain (loss)	1.17	(3.92)	1.57	1.83	1.06

Total from investment operations	1.22	(3.81)	1.67	1.95	1.18

Distributions to shareholders from:

Net investment income	(.10)	(.12)	(.12)	(.10)	(.10)

Net realized gain	–	(.94)	(.97)	(.83)	(.11)

Total distributions	(.10)	(1.06)	(1.09)	(.93)	(.21)

Net asset value, end of year	$10.04	$ 8.92	$13.79	$13.21	$12.19

Total Return(b)	14.11%	(29.62)%	13.68%	16.87%	10.61%

Ratios to Average Net Assets:

Expenses, including expense reductions	.84%	.77%	.78%	.79%	.81%

Expenses, excluding expense reductions	.84%	.77%	.78%	.79%	.81%

Net investment income	.58%	.92%	.78%	.97%	.97%

Supplemental Data:
Net assets, end of year (000)	$98,570	$54,483	$53,737	$3,880	$2,645

Portfolio turnover rate	88.13%	85.13%	63.23%	63.84%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund)

	Class P Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$8.75	$13.55	$13.03	$12.05	$11.12

Investment operations:

Net investment income(a)	.01	.06	.07	.06	.06

Net realized and unrealized gain (loss)	1.16	(3.85)	1.51	1.82	1.05

Total from investment operations	1.17	(3.79)	1.58	1.88	1.11

Distributions to shareholders from:

Net investment income	(.05)	(.07)	(.09)	(.06)	(.07)

Net realized gain	–	(.94)	(.97)	(.84)	(.11)

Total distributions	(.05)	(1.01)	(1.06)	(.90)	(.18)

Net asset value, end of year	$9.87	$ 8.75	$13.55	$13.03	$12.05

Total Return(b)	13.59%	(29.98)%	13.08%	16.36%	10.09%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.29%	1.22%	1.22%	1.24%	1.26%

Expenses, excluding expense reductions	1.29%	1.22%	1.22%	1.25%	1.26%

Net investment income	.17%	.49%	.53%	.49%	.47%

Supplemental Data:
Net assets, end of year (000)	$29,361	$24,711	$48,641	$42,516	$13,279

Portfolio turnover rate	88.13%	85.13%	63.23%	63.84%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund)

	Class R2 Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.82	$13.69	$13.62

Investment operations:

Net investment income (loss)(b)	(.01)	.05	–	(c)

Net realized and unrealized gain (loss)	1.17	(3.88)	.07

Total from investment operations	1.16	(3.83)	.07

Distributions to shareholders from:

Net investment income	(.09)	(.10)	–

Net realized gain	–	(.94)	–

Total distributions	(.09)	(1.04)	–

Net asset value, end of period	$9.89	$ 8.82	$13.69

Total Return(d)	13.44%	(29.98)%	.51	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.42%	1.30%	.12	%(e)

Expenses, excluding expense reductions	1.42%	1.31%	.12	%(e)

Net investment income (loss)	(.14)%	.47%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$1,187	$319	$10

Portfolio turnover rate	88.13%	85.13%	63.23%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND (formerly, All Value Fund)

	Class R3 Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.82	$13.69	$13.62

Investment operations:

Net investment income(b)	– (c)	.04	–	(c)

Net realized and unrealized gain (loss)	1.17	(3.86)	.07

Total from investment operations	1.17	(3.82)	.07

Distributions to shareholders from:

Net investment income	(.07)	(.11)	–

Net realized gain	–	(.94)	–

Total distributions	(.07)	(1.05)	–

Net asset value, end of period	$9.92	$ 8.82	$13.69

Total Return(d)	13.55%	(29.96)%	.51	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.33%	1.26%	.11	%(e)

Expenses, excluding expense reductions	1.33%	1.26%	.11	%(e)

Net investment income	.05%	.37%	.01	%(e)

Supplemental Data:
Net assets, end of period (000)	$28,510	$14,303	$10

Portfolio turnover rate	88.13%	85.13%	63.23%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

	Class A Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 8.68	$18.34	$15.23	$12.37	$10.42

Investment operations:

Net investment income(a)	.08	.23	.17	.08	.09

Net realized and unrealized gain (loss)	2.66	(8.23)	3.92	3.17	1.87

Total from investment operations	2.74	(8.00)	4.09	3.25	1.96

Distributions to shareholders from:

Net investment income	(.22)	(.13)	(.06)	(.05)	(.01)

Net realized gain	–	(1.53)	(.92)	(.34)	–

Total distributions	(.22)	(1.66)	(.98)	(.39)	(.01)

Net asset value, end of year	$11.20	$ 8.68	$18.34	$15.23	$12.37

Total Return(b)	32.32%	(47.48)%	28.22%	26.86%	18.80%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.55%	1.43%	1.40%	1.53%	1.66%

Expenses, including expense reductions and expenses reimbursed	1.55%	1.42%	1.40%	1.52%	1.66%

Expenses, excluding expense reductions and expenses reimbursed	1.55%	1.43%	1.41%	1.53%	1.66%

Net investment income	.92%	1.68%	1.02%	.55%	.79%

Supplemental Data:
Net assets, end of year (000)	$574,731	$527,567	$1,082,308	$655,273	$235,563

Portfolio turnover rate	132.22%	125.37%	122.32%	134.00%	100.87%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class B Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 8.50	$18.00	$15.00	$12.24	$10.36

Investment operations:

Net investment income (loss)(a)	.02	.14	.06	(.01)	.03

Net realized and unrealized gain (loss)	2.62	(8.07)	3.86	3.13	1.85

Total from investment operations	2.64	(7.93)	3.92	3.12	1.88

Distributions to shareholders from:

Net investment income	(.12)	(.04)	– (b)	(.02)	–

Net realized gain	–	(1.53)	(.92)	(.34)	–

Total distributions	(.12)	(1.57)	(.92)	(.36)	–

Net asset value, end of year	$11.02	$ 8.50	$18.00	$15.00	$12.24

Total Return(c)	31.46%	(47.80)%	27.39%	25.98%	18.15%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	2.20%	2.08%	2.05%	2.18%	2.30%

Expenses, including expense reductions and expenses reimbursed	2.20%	2.08%	2.05%	2.17%	2.30%

Expenses, excluding expense reductions and expenses reimbursed	2.20%	2.08%	2.06%	2.18%	2.30%

Net investment income (loss)	.27%	1.02%	.36%	(.09)%	.22%

Supplemental Data:
Net assets, end of year (000)	$43,492	$39,604	$82,699	$51,040	$17,472

Portfolio turnover rate	132.22%	125.37%	122.32%	134.00%	100.87%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class C Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 8.50	$18.00	$15.00	$12.24	$10.37

Investment operations:

Net investment income (loss)(a)	.03	.14	.06	(.01)	.02

Net realized and unrealized gain (loss)	2.62	(8.07)	3.86	3.13	1.85

Total from investment operations	2.65	(7.93)	3.92	3.12	1.87

Distributions to shareholders from:

Net investment income	(.11)	(.04)	– (b)	(.02)	–

Net realized gain	–	(1.53)	(.92)	(.34)	–

Total distributions	(.11)	(1.57)	(.92)	(.36)	–

Net asset value, end of year	$11.04	$ 8.50	$18.00	$15.00	$12.24

Total Return(c)	31.52%	(47.82)%	27.39%	25.98%	18.03%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	2.20%	2.08%	2.06%	2.18%	2.30%

Expenses, including expense reductions and expenses reimbursed	2.20%	2.08%	2.06%	2.17%	2.30%

Expenses, excluding expense reductions and expenses reimbursed	2.20%	2.08%	2.06%	2.18%	2.30%

Net investment income (loss)	.28%	1.01%	.37%	(.07)%	.19%

Supplemental Data:
Net assets, end of year (000)	$105,557	$95,496	$216,646	$138,424	$44,240

Portfolio turnover rate	132.22%	125.37%	122.32%	134.00%	100.87%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class F Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 8.68	$18.34	$17.65

Investment operations:

Net investment income (loss)(b)	.16	.24	(.01)

Net realized and unrealized gain (loss)	2.59	(8.19)	.70

Total from investment operations	2.75	(7.95)	.69

Distributions to shareholders from:

Net investment income	(.27)	(.18)	–

Net realized gain	–	(1.53)	–

Total distributions	(.27)	(1.71)	–

Net asset value, end of period	$11.16	$ 8.68	$18.34

Total Return(c)	32.76%	(47.37)%	3.91	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.27%	1.26%	.12	%(d)

Expenses, including expense reductions and expenses reimbursed	1.27%	1.25%	.12	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.27%	1.26%	.12	%(d)

Net investment income (loss)	1.73%	2.02%	(.06	)%(d)

Supplemental Data:
Net assets, end of period (000)	$9,009	$1,869	$10

Portfolio turnover rate	132.22%	125.37%	122.32%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class I Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 8.77	$18.49	$15.33	$12.43	$10.45

Investment operations:

Net investment income(a)	.13	.29	.25	.13	.12

Net realized and unrealized gain (loss)	2.65	(8.30)	3.93	3.19	1.89

Total from investment operations	2.78	(8.01)	4.18	3.32	2.01

Distributions to shareholders from:

Net investment income	(.27)	(.18)	(.10)	(.08)	(.03)

Net realized gain	–	(1.53)	(.92)	(.34)	–

Total distributions	(.27)	(1.71)	(1.02)	(.42)	(.03)

Net asset value, end of year	$11.28	$ 8.77	$18.49	$15.33	$12.43

Total Return(b)	32.86%	(47.30)%	28.67%	27.26%	19.23%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.19%	1.07%	1.05%	1.19%	1.30%

Expenses, including expense reductions and expenses reimbursed	1.19%	1.07%	1.05%	1.18%	1.30%

Expenses, excluding expense reductions and expenses reimbursed	1.19%	1.07%	1.06%	1.19%	1.30%

Net investment income	1.34%	2.05%	1.53%	.92%	1.01%

Supplemental Data:
Net assets, end of year (000)	$167,574	$113,975	$259,354	$70,641	$11,952

Portfolio turnover rate	132.22%	125.37%	122.32%	134.00%	100.87%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class P Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 8.63	$18.30	$15.22	$12.36	$10.41

Investment operations:

Net investment income(a)	.07	.23	.15	.08	.07

Net realized and unrealized gain (loss)	2.64	(8.19)	3.91	3.16	1.88

Total from investment operations	2.71	(7.96)	4.06	3.24	1.95

Distributions to shareholders from:

Net investment income	(.21)	(.18)	(.06)	(.03)	–

Net realized gain	–	(1.53)	(.92)	(.35)	–

Total distributions	(.21)	(1.71)	(.98)	(.38)	–

Net asset value, end of year	$11.13	$ 8.63	$18.30	$15.22	$12.36

Total Return(b)	32.29%	(47.56)%	28.07%	26.69%	18.73%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.64%	1.52%	1.51%	1.63%	1.71%

Expenses, including expense reductions and expenses reimbursed	1.64%	1.52%	1.51%	1.62%	1.71%

Expenses, excluding expense reductions and expenses reimbursed	1.64%	1.52%	1.51%	1.63%	1.71%

Net investment income	.78%	1.68%	.91%	.55%	.63%

Supplemental Data:
Net assets, end of year (000)	$1,825	$1,135	$192	$66	$16

Portfolio turnover rate	132.22%	125.37%	122.32%	134.00%	100.87%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class R2 Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 8.69	$18.33	$17.65

Investment operations:

Net investment income (loss)(b)	.12	.27	(.01)

Net realized and unrealized gain (loss)	2.65	(8.21)	.69

Total from investment operations	2.77	(7.94)	.68

Distributions to shareholders from:

Net investment income	(.26)	(.17)	–

Net realized gain	–	(1.53)	–

Total distributions	(.26)	(1.70)	–

Net asset value, end of period	$11.20	$ 8.69	$18.33

Total Return(c)	32.77%	(47.24)%	3.85	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.16%	1.17%	.14	%(d)

Expenses, including expense reductions and expenses reimbursed	1.16%	1.16%	.14	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.16%	1.17%	.14	%(d)

Net investment income (loss)	1.33%	1.92%	(.08	)%(d)

Supplemental Data:
Net assets, end of period (000)	$7	$5	$10

Portfolio turnover rate	132.22%	125.37%	122.32%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

	Class R3 Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 8.65	$18.33	$17.65

Investment operations:

Net investment income (loss)(b)	.06	.22	(.01)

Net realized and unrealized gain (loss)	2.64	(8.20)	.69

Total from investment operations	2.70	(7.98)	.68

Distributions to shareholders from:

Net investment income	(.25)	(.17)	–

Net realized gain	–	(1.53)	–

Total distributions	(.25)	(1.70)	–

Net asset value, end of period	$11.10	$ 8.65	$18.33

Total Return(c)	32.23%	(47.55)%	3.85	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.68%	1.62%	.14	%(d)

Expenses, including expense reductions and expenses reimbursed	1.68%	1.62%	.14	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.68%	1.62%	.14	%(d)

Net investment income (loss)	.65%	1.79%	(.08	)%(d)

Supplemental Data:
Net assets, end of period (000)	$1,439	$523	$10

Portfolio turnover rate	132.22%	125.37%	122.32%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL DIVIDEND INCOME FUND

	Class A Shares
	Year Ended 10/31/2009	6/23/2008 (a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.29	$10.00

Investment operations:

Net investment income(b)	.28	.16

Net realized and unrealized gain (loss)	1.90	(3.74)

Total from investment operations	2.18	(3.58)

Distributions to shareholders from:

Net investment income	(.25)	(.13)

Net asset value, end of period	$8.22	$ 6.29

Total Return(c)	35.88%	(36.10	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.35%	.48	%(d)

Expenses, including expense reductions and expenses reimbursed	1.35%	.48	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.63%	.68	%(d)

Net investment income	4.08%	1.98	%(d)

Supplemental Data:
Net assets, end of period (000)	$52,935	$9,075

Portfolio turnover rate	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class C Shares
	Year Ended 10/31/2009	6/23/2008 (a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.28	$10.00

Investment operations:

Net investment income(b)	.21	.09

Net realized and unrealized gain (loss)	1.92	(3.68)

Total from investment operations	2.13	(3.59)

Distributions to shareholders from:

Net investment income	(.22)	(.13)

Net asset value, end of period	$8.19	$ 6.28

Total Return(c)	34.87%	(36.22	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.98%	.68	%(d)

Expenses, including expense reductions and expenses reimbursed	1.98%	.68	%(d)

Expenses, excluding expense reductions and expenses reimbursed	2.26%	1.44	%(d)

Net investment income	2.93%	1.23	%(d)

Supplemental Data:
Net assets, end of period (000)	$4,376	$177

Portfolio turnover rate	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class F Shares
	Year Ended 10/31/2009	6/23/2008 (a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.29	$10.00

Investment operations:

Net investment income(b)	.18	.15

Net realized and unrealized gain (loss)	2.02	(3.72)

Total from investment operations	2.20	(3.57)

Distributions to shareholders from:

Net investment income	(.26)	(.14)

Net asset value, end of period	$8.23	$ 6.29

Total Return(c)	36.13%	(36.08	)%(d)

Ratios to Average Net Assets:

Expenses excluding expense reductions and including expenses reimbursed	1.07%	.35	%(d)

Expenses, including expense reductions and expenses reimbursed	1.07%	.35	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.39%	1.53	%(d)

Net investment income	2.32%	1.91	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,772	$28

Portfolio turnover rate	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class I Shares
	Year Ended 10/31/2009	6/23/2008 (a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.29	$10.00

Investment operations:

Net investment income(b)	.29	.19

Net realized and unrealized gain (loss)	1.93	(3.76)

Total from investment operations	2.22	(3.57)

Distributions to shareholders from:

Net investment income	(.27)	(.14)

Net asset value, end of period	$8.24	$ 6.29

Total Return(c)	36.38%	(36.07	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.99%	.36	%(d)

Expenses, including expense reductions and expenses reimbursed	.99%	.36	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.28%	.54	%(d)

Net investment income	4.13%	2.19	%(d)

Supplemental Data:
Net assets, end of period (000)	$225,688	$83,413

Portfolio turnover rate	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R2 Shares
	Year Ended 10/31/2009	6/23/2008 (a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.30	$10.00

Investment operations:

Net investment income(b)	.31	.18

Net realized and unrealized gain (loss)	1.91	(3.76)

Total from investment operations	2.22	(3.58)

Distributions to shareholders from:

Net investment income	(.23)	(.12)

Net asset value, end of period	$8.29	$ 6.30

Total Return(c)	36.26%	(36.08	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.96%	.50	%(d)

Expenses, including expense reductions and expenses reimbursed	.96%	.50	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.27%	2.87	%(d)

Net investment income	4.63%	2.07	%(d)

Supplemental Data:
Net assets, end of period (000)	$9	$6

Portfolio turnover rate	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R3 Shares
	Year Ended 10/31/2009	6/23/2008 (a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.30	$10.00

Investment operations:

Net investment income(b)	.31	.18

Net realized and unrealized gain (loss)	1.91	(3.75)

Total from investment operations	2.22	(3.57)

Distributions to shareholders from:

Net investment income	(.24)	(.13)

Net asset value, end of period	$8.28	$ 6.30

Total Return(c)	36.22%	(36.06	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.96%	.46	%(d)

Expenses, including expense reductions and expenses reimbursed	.96%	.46	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.27%	2.84	%(d)

Net investment income	4.62%	2.10	%(d)

Supplemental Data:
Net assets, end of period (000)	$9	$6

Portfolio turnover rate	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

	Class A Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 7.29	$19.81	$15.72	$11.97	$ 9.61

Investment operations:

Net investment income (loss)(a)	.04	.09	.04	.05	(.01)

Net realized and unrealized gain (loss)	3.42	(10.36)	4.07	3.70	2.37

Total from investment operations	3.46	(10.27)	4.11	3.75	2.36

Distributions to shareholders from:

Net investment income	(.05)	(.08)	(.02)	–	–

Net realized gain	–	(2.17)	–	–	–

Total distributions	(.05)	(2.25)	(.02)	–	–

Net asset value, end of year	$10.70	$ 7.29	$19.81	$15.72	$11.97

Total Return(b)	47.94%	(57.81)%	26.14%	31.33%	24.56%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.77%	1.60%	1.56%	1.60%	1.74%

Expenses, excluding expense reductions	1.77%	1.61%	1.56%	1.60%	1.74%

Net investment income (loss)	.50%	.65%	.23%	.38%	(.11)%

Supplemental Data:
Net assets, end of year (000)	$92,188	$67,815	$200,909	$148,996	$89,402

Portfolio turnover rate	115.58%	130.51%	115.79%	98.16%	78.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class B Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 6.92	$18.96	$15.12	$11.59	$ 9.37

Investment operations:

Net investment loss(a)	(.01)	– (b)	(.07)	(.04)	(.08)

Net realized and unrealized gain (loss)	3.26	(9.87)	3.91	3.57	2.30

Total from investment operations	3.25	(9.87)	3.84	3.53	2.22

Distributions to shareholders from:

Net realized gain	–	(2.17)	–	–	–

Net asset value, end of year	$10.17	$ 6.92	$18.96	$15.12	$11.59

Total Return(c)	46.97%	(58.10)%	25.40%	30.46%	23.69%

Ratios to Average Net Assets:

Expenses, including expense reductions	2.42%	2.25%	2.21%	2.24%	2.38%

Expenses, excluding expense reductions	2.42%	2.26%	2.21%	2.24%	2.39%

Net investment loss	(.15)%	(.01)%	(.43)%	(.30)%	(.76)%

Supplemental Data:
Net assets, end of year (000)	$17,103	$14,192	$43,231	$36,642	$27,115

Portfolio turnover rate	115.58%	130.51%	115.79%	98.16%	78.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class C Shares
	Year Ended 10/31
	2009	2008		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 6.88	$18.86		$15.05	$11.54	$ 9.32

Investment operations:

Net investment income (loss)(a)	(.01)	—	(b)	(.07)	(.04)	(.08)

Net realized and unrealized gain (loss)	3.25	(9.81)		3.88	3.55	2.30

Total from investment operations	3.24	(9.81)		3.81	3.51	2.22

Distributions to shareholders from:

Net realized gain	–	(2.17)		–	–	–

Net asset value, end of year	$10.12	$ 6.88		$18.86	$15.05	$11.54

Total Return(c)	47.09%	(58.09)%		25.32%	30.42%	23.82%

Ratios to Average Net Assets:

Expenses, including expense reductions	2.42%	2.25%		2.21%	2.24%	2.38%

Expenses, excluding expense reductions	2.42%	2.26%		2.21%	2.25%	2.39%

Net investment income (loss)	(.14)%	.00	%(d)	(.40)%	(.27)%	(.75)%

Supplemental Data:
Net assets, end of year (000)	$21,668	$15,297		$43,422	$30,673	$17,621

Portfolio turnover rate	115.58%	130.51%		115.79%	98.16%	78.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class F Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 7.28	$19.81	$18.82

Investment operations:

Net investment income(b)	.09	.09	.01

Net realized and unrealized gain (loss)	3.37	(10.31)	.98

Total from investment operations	3.46	(10.22)	.99

Distributions to shareholders from:

Net investment income	(.09)	(.14)	–

Net realized gain	–	(2.17)	–

Total distributions	(.09)	(2.31)	–

Net asset value, end of period	$10.65	$ 7.28	$19.81

Total Return(c)	48.36%	(57.70)%	5.26	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.49%	1.42%	.13	%(d)

Expenses, excluding expense reductions	1.49%	1.43%	.13	%(d)

Net investment income	1.00%	.84%	.03	%(d)

Supplemental Data:
Net assets, end of period (000)	$384	$121	$11

Portfolio turnover rate	115.58%	130.51%	115.79%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class I Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 7.48	$20.29	$16.08	$12.21	$ 9.77

Investment operations:

Net investment income(a)	.08	.14	.12	.11	.02

Net realized and unrealized gain (loss)	3.50	(10.64)	4.15	3.76	2.43

Total from investment operations	3.58	(10.50)	4.27	3.87	2.45

Distributions to shareholders from:

Net investment income	(.10)	(.14)	(.06)	–	(.01)

Net realized gain	–	(2.17)	–	–	–

Total distributions	(.10)	(2.31)	(.06)	–	(.01)

Net asset value, end of year	$10.96	$ 7.48	$20.29	$16.08	$12.21

Total Return(b)	48.47%	(57.66)%	26.67%	31.70%	25.06%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.42%	1.27%	1.20%	1.25%	1.38%

Expenses, excluding expense reductions	1.42%	1.27%	1.21%	1.25%	1.39%

Net investment income	.87%	1.05%	.65%	.76%	.22%

Supplemental Data:
Net assets, end of year (000)	$160,456	$110,838	$164,086	$149,509	$67,574

Portfolio turnover rate	115.58%	130.51%	115.79%	98.16%	78.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class P Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 7.36	$20.00	$15.89	$12.11	$ 9.71

Investment operations:

Net investment income (loss)(a)	.03	.07	.02	.09	(.01)

Net realized and unrealized gain (loss)	3.48	(10.46)	4.12	3.69	2.41

Total from investment operations	3.51	(10.39)	4.14	3.78	2.40

Distributions to shareholders from:

Net investment income	(.01)	(.08)	(.03)	–	–

Net realized gain	–	(2.17)	–	–	–

Total distributions	(.01)	(2.25)	(.03)	–	–

Net asset value, end of year	$10.86	$ 7.36	$20.00	$15.89	$12.11

Total Return(b)	47.86%	(57.86)%	26.10%	31.21%	24.72%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.87%	1.70%	1.65%	1.74%	1.69%

Expenses, excluding expense reductions	1.87%	1.71%	1.65%	1.74%	1.69%

Net investment income (loss)	.36%	.55%	.11%	.62%	(.06)%

Supplemental Data:
Net assets, end of year (000)	$781	$834	$1,826	$1,489	$3

Portfolio turnover rate	115.58%	130.51%	115.79%	98.16%	78.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class R2 Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 7.24	$19.80	$18.82

Investment operations:

Net investment income(b)	.03	.06	–	(c)

Net realized and unrealized gain (loss)	3.40	(10.32)	.98

Total from investment operations	3.43	(10.26)	.98

Distributions to shareholders from:

Net investment income	(.03)	(.13)	–

Net realized gain	–	(2.17)	–

Total distributions	(.03)	(2.30)	–

Net asset value, end of period	$10.64	$ 7.24	$19.80

Total Return(d)	47.69%	(57.93)%	5.21	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.97%	1.84%	.16	%(e)

Expenses, excluding expense reductions	1.97%	1.84%	.16	%(e)

Net investment income	.34%	.51%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$91	$31	$11

Portfolio turnover rate	115.58%	130.51%	115.79%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

	Class R3 Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 7.27	$19.81	$18.82

Investment operations:

Net investment income(b)	.01	.10	–	(c)

Net realized and unrealized gain (loss)	3.41	(10.34)	.99

Total from investment operations	3.42	(10.24)	.99

Distributions to shareholders from:

Net investment income	(.09)	(.13)	–

Net realized gain	–	(2.17)	–

Total distributions	(.09)	(2.30)	–

Net asset value, end of period	$10.60	$ 7.27	$19.81

Total Return(d)	47.75%	(57.77)%	5.26	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.81%	1.52%	.15	%(e)

Expenses, excluding expense reductions	1.81%	1.52%	.15	%(e)

Net investment income	.14%	.81%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$573	$22	$11

Portfolio turnover rate	115.58%	130.51%	115.79%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights

LARGE CAP VALUE FUND

	Class A Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$8.48	$15.47	$14.19	$12.38	$11.80

Investment operations:

Net investment income(a)	.07	.14	.19	.17	.14

Net realized and unrealized gain (loss)	.20	(4.92)	1.58	2.05	.71

Total from investment operations	.27	(4.78)	1.77	2.22	.85

Distributions to shareholders from:

Net investment income	(.14)	(.20)	(.17)	(.12)	(.11)

Net realized gain	–	(2.01)	(.32)	(.29)	(.16)

Total distributions	(.14)	(2.21)	(.49)	(.41)	(.27)

Net asset value, end of year	$8.61	$ 8.48	$15.47	$14.19	$12.38

Total Return(b)	3.77%	(35.16)%	12.95%	18.40%	7.23%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.16%	.95%	.95%	.95%	.95%

Expenses, including expense reductions and expenses reimbursed	1.16%	.95%	.95%	.95%	.95%

Expenses, excluding expense reductions and expenses reimbursed	1.27%	1.25%	1.16%	1.28%	1.50%

Net investment income	.87%	1.24%	1.30%	1.26%	1.14%

Supplemental Data:
Net assets, end of year (000)	$27,444	$21,010	$28,538	$20,994	$13,763

Portfolio turnover rate	103.30%	126.70%	109.22%	42.16%	54.12%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class B Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$8.30	$15.18	$13.96	$12.19	$11.67

Investment operations:

Net investment income(a)	.02	.07	.09	.08	.06

Net realized and unrealized gain (loss)	.22	(4.83)	1.56	2.03	.69

Total from investment operations	.24	(4.76)	1.65	2.11	.75

Distributions to shareholders from:

Net investment income	(.07)	(.11)	(.11)	(.04)	(.07)

Net realized gain	–	(2.01)	(.32)	(.30)	(.16)

Total distributions	(.07)	(2.12)	(.43)	(.34)	(.23)

Net asset value, end of year	$8.47	$ 8.30	$15.18	$13.96	$12.19

Total Return(b)	3.19%	(35.60)%	12.23%	17.65%	6.49%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.79%	1.60%	1.60%	1.60%	1.60%

Expenses, including expense reductions and expenses reimbursed	1.79%	1.60%	1.60%	1.60%	1.60%

Expenses, excluding expense reductions and expenses reimbursed	1.91%	1.90%	1.81%	1.93%	2.11%

Net investment income	.30%	.59%	.65%	.60%	.49%

Supplemental Data:
Net assets, end of year (000)	$2,558	$2,549	$4,005	$3,109	$1,749

Portfolio turnover rate	103.30%	126.70%	109.22%	42.16%	54.12%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class C Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$8.30	$15.19	$13.95	$12.20	$11.69

Investment operations:

Net investment income(a)	.02	.06	.09	.08	.06

Net realized and unrealized gain (loss)	.23	(4.83)	1.57	2.02	.70

Total from investment operations	.25	(4.77)	1.66	2.10	.76

Distributions to shareholders from:

Net investment income	(.08)	(.11)	(.10)	(.05)	(.09)

Net realized gain	–	(2.01)	(.32)	(.30)	(.16)

Total distributions	(.08)	(2.12)	(.42)	(.35)	(.25)

Net asset value, end of year	$8.47	$ 8.30	$15.19	$13.95	$12.20

Total Return(b)	3.30%	(35.64)%	12.29%	17.58%	6.50%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.81%	1.60%	1.60%	1.60%	1.60%

Expenses, including expense reductions and expenses reimbursed	1.81%	1.60%	1.60%	1.60%	1.60%

Expenses, excluding expense reductions and expenses reimbursed	1.91%	1.90%	1.81%	1.93%	2.18%

Net investment income	.22%	.58%	.65%	.61%	.46%

Supplemental Data:
Net assets, end of year (000)	$5,654	$4,266	$6,643	$4,753	$3,155

Portfolio turnover rate	103.30%	126.70%	109.22%	42.16%	54.12%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class F Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.47	$15.47	$15.32

Investment operations:

Net investment income(b)	.05	.17	.02

Net realized and unrealized gain (loss)	.23	(4.91)	.13

Total from investment operations	.28	(4.74)	.15

Distributions to shareholders from:

Net investment income	(.17)	(.25)	–

Net realized gain	–	(2.01)	–

Total distributions	(.17)	(2.26)	–

Net asset value, end of period	$8.58	$ 8.47	$15.47

Total Return(c)	4.00%	(35.00)%	.98	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.03%	.68%	.06	%(d)

Expenses, including expense reductions and expenses reimbursed	1.03%	.68%	.06	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.05%	.98%	.07	%(d)

Net investment income	.62%	1.64%	.12	%(d)

Supplemental Data:
Net assets, end of period (000)	$202	$27	$10

Portfolio turnover rate	103.30%	126.70%	109.22%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class I Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$8.54	$15.58	$14.27	$12.44	$11.85

Investment operations:

Net investment income(a)	.10	.18	.24	.21	.17

Net realized and unrealized gain (loss)	.19	(4.96)	1.60	2.07	.72

Total from investment operations	.29	(4.78)	1.84	2.28	.89

Distributions to shareholders from:

Net investment income	(.17)	(.25)	(.21)	(.15)	(.14)

Net realized gain	–	(2.01)	(.32)	(.30)	(.16)

Total distributions	(.17)	(2.26)	(.53)	(.45)	(.30)

Net asset value, end of year	$8.66	$ 8.54	$15.58	$14.27	$12.44

Total Return(b)	4.16%	(34.99)%	13.40%	18.83%	7.58%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.79%	.60%	.60%	.60%	.60%

Expenses, including expense reductions and expenses reimbursed	.79%	.60%	.60%	.60%	.60%

Expenses, excluding expense reductions and expenses reimbursed	.92%	.90%	.81%	.93%	1.18%

Net investment income	1.35%	1.62%	1.67%	1.61%	1.37%

Supplemental Data:
Net assets, end of year (000)	$11,207	$17,199	$22,423	$30,156	$19,576

Portfolio turnover rate	103.30%	126.70%	109.22%	42.16%	54.12%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (concluded)

LARGE CAP VALUE FUND

	Class P Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$8.50	$15.49	$14.19	$12.38	$11.80

Investment operations:

Net investment income(a)	.07	.13	.18	.15	.13

Net realized and unrealized gain (loss)	.20	(4.92)	1.59	2.05	.70

Total from investment operations	.27	(4.79)	1.77	2.20	.83

Distributions to shareholders from:

Net investment income	(.13)	(.19)	(.15)	(.10)	(.09)

Net realized gain	–	(2.01)	(.32)	(.29)	(.16)

Total distributions	(.13)	(2.20)	(.47)	(.39)	(.25)

Net asset value, end of year	$8.64	$ 8.50	$15.49	$14.19	$12.38

Total Return(b)	3.67%	(35.20)%	12.92%	18.23%	7.07%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.23%	1.03%	1.04%	1.05%	1.05%

Expenses, including expense reductions and expenses reimbursed	1.23%	1.03%	1.04%	1.05%	1.05%

Expenses, excluding expense reductions and expenses reimbursed	1.34%	1.34%	1.26%	1.38%	1.52%

Net investment income	.90%	1.16%	1.21%	1.17%	1.06%

Supplemental Data:
Net assets, end of year (000)	$11	$11	$17	$15	$13

Portfolio turnover rate	103.30%	126.70%	109.22%	42.16%	54.12%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights

VALUE OPPORTUNITIES FUND

	Class A Shares
	Year Ended 10/31			12/20/2005(a) to 10/31/2006
	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.91	$14.31	$12.43	$10.00

Investment operations:

Net investment income (loss)(b)	(.04)	.04	.03	.01

Net realized and unrealized gain (loss)	1.80	(3.92)	2.23	2.42

Total from investment operations	1.76	(3.88)	2.26	2.43

Distributions to shareholders from:

Net investment income	(.02)	(.01)	– (c)	–

Net realized gain	–	(.51)	(.38)	–

Total distributions	(.02)	(.52)	(.38)	–

Net asset value, end of period	$11.65	$ 9.91	$14.31	$12.43

Total Return(d)	17.81%	(28.01)%	18.70%	24.30	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.35%	1.34%	1.30%	1.11	%(e)

Expenses, including expense reductions and expenses reimbursed	1.35%	1.33%	1.30%	1.11	%(e)

Expenses, excluding expense reductions and expenses reimbursed	1.46%	1.44%	1.45%	1.73	%(f)

Net investment income (loss)	(.34)%	.33%	.19%	.14	%(f)

Supplemental Data:
Net assets, end of period (000)	$250,435	$117,992	$145,765	$59,245

Portfolio turnover rate	77.87%	83.92%	100.58%	296.82%
(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class B Shares
	Year Ended 10/31			12/20/2005(a) to 10/31/2006
	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.74	$14.14	$12.37	$10.00

Investment operations:

Net investment loss(b)	(.09)	(.04)	(.06)	(.06)

Net realized and unrealized gain (loss)	1.74	(3.85)	2.21	2.43

Total from investment operations	1.65	(3.89)	2.15	2.37

Distributions to shareholders from:

Net realized gain	–	(.51)	(.38)	–

Net asset value, end of period	$11.39	$ 9.74	$14.14	$12.37

Total Return(c)	16.94%	(28.40)%	17.87%	23.70	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	2.00%	1.99%	1.94%	1.67	%(d)

Expenses, including expense reductions and expenses reimbursed	2.00%	1.99%	1.94%	1.67	%(d)

Expenses, excluding expense reductions and expenses reimbursed	2.12%	2.09%	2.09%	2.30	%(e)

Net investment loss	(.95)%	(.32)%	(.47)%	(.53	)%(e)

Supplemental Data:
Net assets, end of period (000)	$18,739	$14,239	$14,681	$5,440

Portfolio turnover rate	77.87%	83.92%	100.58%	296.82%
(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class C Shares
	Year Ended 10/31			12/20/2005(a) to 10/31/2006
	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.74	$14.14	$12.37	$10.00

Investment operations:

Net investment loss(b)	(.10)	(.04)	(.06)	(.06)

Net realized and unrealized gain (loss)	1.75	(3.85)	2.21	2.43

Total from investment operations	1.65	(3.89)	2.15	2.37

Distributions to shareholders from:

Net realized gain	–	(.51)	(.38)	–

Net asset value, end of period	$11.39	$ 9.74	$14.14	$12.37

Total Return(c)	17.06%	(28.47)%	17.87%	23.70	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	2.00%	1.99%	1.94%	1.67	%(d)

Expenses, including expense reductions and expenses reimbursed	2.00%	1.98%	1.94%	1.67	%(d)

Expenses, excluding expense reductions and expenses reimbursed	2.11%	2.09%	2.10%	2.29	%(e)

Net investment loss	(.97)%	(.33)%	(.48)%	(.53	)%(e)

Supplemental Data:
Net assets, end of period (000)	$79,527	$48,837	$59,609	$14,850

Portfolio turnover rate	77.87%	83.92%	100.58%	296.82%
(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class F Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.91	$14.31	$14.21

Investment operations:

Net investment income (loss)(b)	(.02)	.06	–	(c)

Net realized and unrealized gain (loss)	1.78	(3.91)	.10

Total from investment operations	1.76	(3.85)	.10

Distributions to shareholders from:

Net investment income	(.05)	(.04)	–

Net realized gain	–	(.51)	–

Total distributions	(.05)	(.55)	–

Net asset value, end of period	$11.62	$ 9.91	$14.31

Total Return(d)	18.12%	(27.81)%	.70	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.09%	1.09%	.10	%(e)

Expenses, including expense reductions and expenses reimbursed	1.09%	1.09%	.10	%(e)

Expenses, excluding expense reductions and expenses reimbursed	1.20%	1.21%	.14	%(e)

Net investment income (loss)	(.19)%	.50%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$51,757	$4,157	$10

Portfolio turnover rate	77.87%	83.92%	100.58%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class I Shares
	Year Ended 10/31			12/20/2005(a) to 10/31/2006
	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.98	$14.39	$12.47	$10.00

Investment operations:

Net investment income(b)	– (c)	.08	.06	.05

Net realized and unrealized gain (loss)	1.78	(3.93)	2.26	2.42

Total from investment operations	1.78	(3.85)	2.32	2.47

Distributions to shareholders from:

Net investment income	(.06)	(.05)	(.02)	–

Net realized gain	–	(.51)	(.38)	–

Total distributions	(.06)	(.56)	(.40)	–

Net asset value, end of period	$11.70	$ 9.98	$14.39	$12.47

Total Return(d)	18.27%	(27.77)%	19.11%	24.70	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.00%	.99%	.94%	.81	%(e)

Expenses, including expense reductions and expenses reimbursed	1.00%	.98%	.94%	.81	%(e)

Expenses, excluding expense reductions and expenses reimbursed	1.12%	1.08%	1.15%	1.53	%(f)

Net investment income	.03%	.67%	.46%	.53	%(f)

Supplemental Data:
Net assets, end of period (000)	$121,462	$74,335	$55,045	$3,345

Portfolio turnover rate	77.87%	83.92%	100.58%	296.82%
(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class P Shares
	Year Ended 10/31			12/20/2005(a) to 10/31/2006
	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.88	$14.28	$12.42	$10.00

Investment operations:

Net investment income (loss)(b)	(.04)	.03	– (c)	.02

Net realized and unrealized gain (loss)	1.78	(3.91)	2.24	2.40

Total from investment operations	1.74	(3.88)	2.24	2.42

Distributions to shareholders from:

Net investment income	–	(.01)	–	–

Net realized gain	–	(.51)	(.38)	–

Total distributions	–	(.52)	(.38)	–

Net asset value, end of period	$11.62	$ 9.88	$14.28	$12.42

Total Return(d)	17.61%	(28.04)%	18.54%	24.20	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.45%	1.44%	1.39%	1.20	%(e)

Expenses, including expense reductions and expenses reimbursed	1.45%	1.43%	1.39%	1.20	%(e)

Expenses, excluding expense reductions and expenses reimbursed	1.57%	1.53%	1.57%	3.09	%(f)

Net investment income (loss)	(.39)%	.23%	.01%	.27	%(f)

Supplemental Data:
Net assets, end of period (000)	$3,445	$2,905	$4,795	$12

Portfolio turnover rate	77.87%	83.92%	100.58%	296.82%
(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class R2 Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.87	$14.30	$14.21

Investment operations:

Net investment income (loss)(b)	(.09)	.01	–	(c)

Net realized and unrealized gain (loss)	1.81	(3.90)	.09

Total from investment operations	1.72	(3.89)	.09

Distributions to shareholders from:

Net investment income	–	(.03)	–

Net realized gain	–	(.51)	–

Total distributions	–	(.54)	–

Net asset value, end of period	$11.59	$ 9.87	$14.30

Total Return(d)	17.53%	(28.14)%	.63	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.59%	1.58%	.12	%(e)

Expenses, including expense reductions and expenses reimbursed	1.59%	1.58%	.12	%(e)

Expenses, excluding expense reductions and expenses reimbursed	1.68%	1.66%	.16	%(e)

Net investment income (loss)	(.83)%	.11%	(.02	)%(e)

Supplemental Data:
Net assets, end of period (000)	$1,466	$33	$10

Portfolio turnover rate	77.87%	83.92%	100.58%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

	Class R3 Shares
	Year Ended 10/31		9/28/2007(a) to 10/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.87	$14.30	$14.21

Investment operations:

Net investment income (loss)(b)	(.05)	.02	–	(c)

Net realized and unrealized gain (loss)	1.78	(3.90)	.09

Total from investment operations	1.73	(3.88)	.09

Distributions to shareholders from:

Net investment income	(.02)	(.04)	–

Net realized gain	–	(.51)	–

Total distributions	(.02)	(.55)	–

Net asset value, end of period	$11.58	$ 9.87	$14.30

Total Return(d)	17.69%	(28.08)%	.63	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.49%	1.49%	.12	%(e)

Expenses, including expense reductions and expenses reimbursed	1.49%	1.48%	.12	%(e)

Expenses, excluding expense reductions and expenses reimbursed	1.61%	1.58%	.16	%(e)

Net investment income (loss)	(.50)%	.19%	(.02	)%(e)

Supplemental Data:
Net assets, end of period (000)	$4,227	$1,814	$10

Portfolio turnover rate	77.87%	83.92%	100.58%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following seven funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund,” formerly, “All Value Fund”), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Class A, B, C, F, I, R2 and R3 shares; Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”), Class A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, Alpha Strategy Fund has not issued Class P shares, International Dividend Income Fund has not issued Class B shares and Large Cap Value Fund has not issued Class R2 and R3 shares. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectuses.

Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. International Dividend Income Fund’s and Large Cap Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official

Notes to Financial Statements (continued)

closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended October 31, 2006 through October 31, 2009. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate

Notes to Financial Statements (continued)

prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments and foreign currency related transactions on each Fund’s Statement of Operations. The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on investments and foreign currency related transactions on each Fund’s Statement of Operations.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)

When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining

Notes to Financial Statements (continued)

its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board, Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), effective November 1, 2008. In accordance with ASC 820, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing each Fund’s investments carried at value:

	Alpha Strategy Fund				Fundamental Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$–	$–	$–	$–	$2,463,168	$–	$–	$2,463,168
Investments in Underlying Funds	527,906	–	–	527,906	–	–	–	–
Repurchase Agreement	–	949	–	949	–	45,869	–	45,869
Total	$527,906	$949	$–	$528,855	$2,463,168	$45,869	$–	$2,509,037

	International Core Equity Fund				International Dividend Income Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$113,776	$709,755	$–	$823,531	$42,575	$228,292	$–	$270,867
Convertible Bond	–	–	–	–	–	648	–	648
Preferred Stocks	4,481	8,792	–	13,273	–	–	–	–
Repurchase Agreement	–	34,664	–	34,664	–	11,440	–	11,440
Total	$118,257	$753,211	$–	$871,468	$42,575	$240,380	$–	$282,955
Other Financial Instruments(1)
Assets	$-	$3,390,680	$-	$3,390,680	$-	$-	$-	$-
Liabilities	-	(1,174,316)	-	(1,174,316)	-	(202,034)	-	(202,034)
Total	$-	$2,216,364	$–	$2,216,364	$-	$(202,034)	$-	$(202,034)

	International Opportunities Fund				Large Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$25,523	$245,952	$–	$271,475	$46,832	$–	$–	$46,832
Preferred Stocks	3,386	2,590	–	5,976	–	–	–	–
Repurchase Agreement	–	10,812	–	10,812	–	609	–	609
Total	$28,909	$259,354	$–	$288,263	$46,832	$609	$–	$47,441
Other Financial Instruments(1)
Assets	$-	$293,802	$-	$293,802	$-	$-	$-	$-
Liabilities	-	(667,161)	-	(667,161)	-	-	-	–
Total	$-	$(373,359)	$–	$(373,359)	$–	$–	$–	$–

	Value Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$497,253	$–	$–	$497,253
Repurchase Agreement	–	42,896	–	42,896
Total	$497,253	$42,896	$–	$540,149
*	See Schedule of Investments for values in each industry.
(1)	Other financial instruments are forward foreign currency exchange contracts.

Notes to Financial Statements (continued)

(k)	Disclosures about Derivative Instruments and Hedging Activities–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund adopted ASC Topic 815, Derivatives and Hedging (formerly SFAS 161), for the fiscal year ended October 31, 2009.

The Funds entered into forward foreign currency exchange contracts during the fiscal year ended October 31, 2009 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the fair value of the foreign currency exchange contracts.

As of October 31, 2009, the Funds’ asset derivatives and liability derivatives are included in the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency exchange contracts and Unrealized depreciation on forward foreign currency exchange contracts, respectively. Net realized gain/(loss) and change in unrealized appreciation/depreciation on forward foreign currency exchange contracts are included in the Statement of Operations under the captions Net realized loss on investments and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies, respectively.

The following is a summary of forward foreign currency exchange contracts as of and for the fiscal year ended October 31, 2009:

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	$3,390,680	$1,174,316
International Dividend Income Fund	–	202,034
International Opportunities Fund	293,802	667,161

	Net Realized Gain	Change in Unrealized Appreciation/ Depreciation	Average Notional Amounts*
International Core Equity Fund	$2,566,951	$2,216,364	$70,348,726
International Dividend Income Fund	1,053,918	(202,034)	4,370,906
International Opportunities Fund	2,214,143	(373,359)	12,362,888
*	Calculated based on the notional amounts for the fiscal year ended October 31, 2009.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, provides office

Notes to Financial Statements (continued)

space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

	Management Fee	Contractual Waiver
Alpha Strategy Fund	.10%	.10%(1)
Fundamental Equity Fund	.54%(2)	–
International Core Equity Fund	.75%(3)	–
International Dividend Income Fund	.75%(3)	–
International Opportunities Fund	.75%(3)	–
Large Cap Value Fund	.40%(4)	–
Value Opportunities Fund	.75%(3)	–
(1)	Lord Abbett contractually agreed to waive its management fee through February 28, 2010.
(2)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%
(3)

The management fee for International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund and Value Opportunities Fund is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%
(4)	The management fee for Large Cap Value Fund is based on average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

For the period November 1, 2008 through February 28, 2009, Lord Abbett contractually agreed to reimburse the Alpha Strategy Fund to the extent necessary so that each class’ total annual operating expenses did not exceed the rates below. Effective March 1, 2009, Lord Abbett voluntarily agreed to reimburse the Alpha Strategy Fund to the extent necessary so that each class’ total annual operating expenses do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	1.60%
B	2.25%
C	2.25%
F	1.35%
I	1.25%
P	1.70%
R2	1.85%
R3	1.75%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its voluntary reimbursement at any time.

Notes to Financial Statements (continued)

For the period November 1, 2008 through February 28, 2010, Lord Abbett contractually agreed to reimburse the International Dividend Income Fund to the extent necessary so that each class’ total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
R2	1.60%
R3	1.50%

For the period November 1, 2008 through February 28, 2009, Lord Abbett contractually agreed to reimburse the Large Cap Value Fund to the extent necessary so that each class’ total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.95%
B	1.60%
C	1.60%
F	.70%
I	.60%
P	1.05%
R2	1.20%
R3	1.10%

Effective March 1, 2009, the contractual reimbursements for all classes of the Fund ended.

For the period November 1, 2008 through February 28, 2009, Lord Abbett contractually agreed to reimburse the Value Opportunities Fund to the extent necessary so that each class’ total annual operating expenses did not exceed the rates below. Effective March 1, 2009, Lord Abbett voluntarily agreed to reimburse the Fund to the extent necessary so that each class’ total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
P	1.45%
R2	1.60%
R3	1.50%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

Lord Abbett provides certain administrative services to each Fund, other than Alpha Strategy Fund, pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund’s average daily net assets.

Notes to Financial Statements (continued)

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Developing Growth Fund, Inc.; Lord Abbett Blend Trust – Lord Abbett Small-Cap Blend Fund; Lord Abbett Research Fund, Inc. – Lord Abbett Small-Cap Value Fund; and Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund, Lord Abbett Micro-Cap Growth Fund, Lord Abbett Micro-Cap Value Fund and Lord Abbett Value Opportunities Fund), pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on Alpha Strategy Fund’s Statement of Operations and Receivables from affiliates on Alpha Strategy Fund’s Statement of Assets and Liabilities.

In addition, Fundamental Equity Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust, Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust, and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of October 31, 2009, the percentages of Fundamental Equity Fund’s, International Core Equity Fund’s, International Dividend Income Fund’s, International Opportunities Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

	Underlying Funds
Fund of Funds	Fundamental Equity Fund	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund
Alpha Strategy Fund	–	–	–	38.29%	9.66%
Balanced Strategy Fund	–	8.36%	58.48%	–	–
Diversified Equity Strategy Fund	.47%	1.60%	–	3.23%	2.24%
Diversified Income Strategy Fund	–	–	2.42%	–	–
Global Allocation Fund	.28%	.52%	10.17%	3.23%	–
Growth & Income Strategy Fund	1.64%	7.07%	7.59%	7.48%	3.89%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B(1)	Class C	Class F	Class P(2)	Class R2(3)	Class R3(3)
Service	.25%	.25%	.25%	–	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%
*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Notes to Financial Statements (continued)

(1)	International Dividend Income Fund has not issued Class B shares.
(2)	Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund only.
(3)	Large Cap Value Fund has not issued Class R2 and R3 shares.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended October 31, 2009:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$160,494	$901,764
Fundamental Equity Fund	819,827	4,530,153
International Core Equity Fund	339,780	1,818,704
International Dividend Income Fund	91,410	485,113
International Opportunities Fund	32,975	180,318
Large Cap Value Fund	24,716	132,941
Value Opportunities Fund	89,710	551,216

Distributor received the following amount of CDSCs for the fiscal year ended October 31, 2009:

	Class A	Class C
Alpha Strategy Fund	$1,745	$37,803
Fundamental Equity Fund	18,094	54,640
International Core Equity Fund	38,019	9,741
International Opportunities Fund	1,508	3,094
Large Cap Value Fund	8,667	937
Value Opportunities Fund	1,106	14,183

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund, and annually for Alpha Strategy Fund, Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

Distributions were declared on November 18, 2009 and paid on November 24, 2009 to shareholders of record on November 23, 2009. The approximate amounts were as follows:

Net Investment Income
Fundamental Equity Fund	$1,343,000
International Opportunities	2,597,000
Large Cap Value Fund	302,000

Distributions were declared on December 16, 2009 and paid on December 18, 2009 to shareholders of record on December 17, 2009. The approximate amounts were as follows:

Net Investment Income
International Core Equity Fund	$5,934,000
International Dividend Income Fund	2,672,000

Distributions were declared on December 16, 2009 and paid on December 23, 2009 to shareholders of record on December 22, 2009. The approximate amounts was as follows:

Net Investment Income
Alpha Strategy Fund	$621,000

The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008 was as follows:

	Alpha Strategy Fund		Fundamental Equity Fund
	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/09	Year Ended 10/31/08
Distributions paid from:
Ordinary income	$601,507	$22,386,509	$11,805,136	$29,483,171
Net long-term capital gains	31,893,275	21,474,902	–	218,716,341
Total distributions paid	$32,494,782	$43,861,411	$11,805,136	$248,199,512

	International Core Equity Fund		International Dividend Income Fund
	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/09	Period Ended 10/31/08*
Distributions paid from:
Ordinary income	$18,470,575	$137,636,390	$6,225,107	$1,817,702
Return of capital	–	–	–	142,545
Net long-term capital gains	–	15,190,172	–	–
Total distributions paid	$18,470,575	$152,826,562	$6,225,107	$1,960,247

	International Opportunities Fund		Large Cap Value Fund
	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/09	Year Ended 10/31/08
Distributions paid from:
Ordinary income	$1,905,403	$4,675,178	$774,794	$1,641,537
Net long-term capital gains	–	46,461,279	–	6,897,480
Total distributions paid	$1,905,403	$51,136,457	$774,794	$8,539,017

Notes to Financial Statements (continued)

	Value Opportunities Fund
	Year Ended 10/31/09	Year Ended 10/31/08
Distributions paid from:
Ordinary income	$669,135	$10,375,317
Net long-term capital gains	–	362,807
Total distributions paid	$669,135	$10,738,124
*	For the period June 23, 2008 (commencement of investment operations) to October 31, 2008.

As of October 31, 2009, the components of accumulated gains (losses) on a tax-basis were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund
Undistributed ordinary income – net	$–	$157,954
Total undistributed earnings	–	157,954
Capital loss carryforwards*	(13,821,425)	(326,694,911)
Temporary differences	(54,293)	(510,394)
Unrealized gains/losses – net	(111,864,865)	150,443,776
Total accumulated losses – net	$(125,740,583)	$(176,603,575)

	International Core Equity Fund	International Dividend Income Fund
Undistributed ordinary income – net	$5,930,391	$897,298
Total undistributed earnings	5,930,391	897,298
Capital loss carryforwards*	(409,451,123)	(29,003,217)
Temporary differences	(114,188)	(5,738)
Unrealized gains – net	88,731,118	28,616,515
Total accumulated gains (losses) – net	$(314,903,802)	$504,858

	International Opportunities Fund	Large Cap Value Fund
Undistributed ordinary income – net	$2,131,421	$266,783
Total undistributed earnings	2,131,421	266,783
Capital loss carryforwards*	(138,506,451)	(19,797,494)
Temporary differences	(48,074)	(7,658)
Unrealized gains – net	30,596,598	3,168,215
Total accumulated losses – net	$(105,826,506)	$(16,370,154)

	Value Opportunities Fund
Capital loss carryforwards*	$(55,114,396)
Temporary differences	(23,631)
Unrealized gains – net	42,783,081
Total accumulated losses – net	$(12,354,946)

Notes to Financial Statements (continued)

*	As of October 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Alpha Strategy Fund	$–	$13,821,425	$13,821,425
Fundamental Equity Fund	31,731,174	294,963,737	326,694,911
International Core Equity Fund	176,974,698	232,476,425	409,451,123
International Dividend Income Fund	15,359,509	13,643,708	29,003,217
International Opportunities Fund	69,722,729	68,783,722	138,506,451
Large Cap Value Fund	5,849,092	13,948,402	19,797,494
Value Opportunities Fund	25,015,914	30,098,482	55,114,396

As of October 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund
Tax cost	$640,719,756	$2,358,593,384	$782,789,206
Gross unrealized gain	–	265,453,842	133,727,275
Gross unrealized loss	(111,864,865)	(115,010,066)	(45,048,149)
Net unrealized security gain (loss)	$(111,864,865)	$150,443,776	$88,679,126

	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund
Tax cost	$254,360,169	$257,694,881	$44,273,142
Gross unrealized gain	30,611,311	39,035,114	4,870,876
Gross unrealized loss	(2,016,355)	(8,467,435)	(1,702,661)
Net unrealized security gain	$28,594,956	$30,567,679	$3,168,215

Value Opportunities Fund
Tax cost	$497,366,094
Gross unrealized gain	57,326,469
Gross unrealized loss	(14,543,388)
Net unrealized security gain	$42,783,081

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Permanent items identified during the fiscal year ended October 31, 2009 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Alpha Strategy Fund	$1,221,349	$1,490	$(1,222,839)
Fundamental Equity Fund	(3,087)	3,087	–
International Core Equity Fund	(3,101,015)	3,101,015	–
International Dividend Income Fund	(37,776)	67,108	(29,332)
International Opportunities Fund	(851,274)	765,556	85,718
Large Cap Value Fund	(16)	16	–
Value Opportunities Fund	1,477,413	(15,096)	(1,462,317)

Notes to Financial Statements (continued)

The permanent differences are attributable to the tax treatment of net investment losses, certain distributions paid and received, certain expenses, foreign currency transactions, and certain securities.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended October 31, 2009 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$44,960,314	$31,866,074
Fundamental Equity Fund	1,949,723,453	1,941,333,468
International Core Equity Fund	1,002,134,861	1,111,256,848
International Dividend Income Fund	291,448,657	158,361,810
International Opportunities Fund	253,498,910	259,431,722
Large Cap Value Fund	46,130,991	45,143,199
Value Opportunities Fund	441,660,362	260,016,482

There were no purchases or sales of U.S. Government securities for the fiscal year ended October 31, 2009.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

Fundamental Equity Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, Large Cap Value Fund and Value Opportunities Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% (.08% prior to December 5, 2008) of the amount available under the Facility to .15%. This amount is included in Other Expenses on the Funds’ Statement of Operations. In connection with the

Notes to Financial Statements (continued)

renewal, the Funds paid an upfront commitment fee of .05% on December 4, 2009. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of October 31, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended October 31, 2009.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Alpha Strategy Fund had the following transactions with affiliated issuers during the fiscal year ended October 31, 2009:

Affiliated Issuer	Balance of Shares Held at 10/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2009	Value at 10/31/2009	Net Realized Gain (Loss) 11/1/2008 to 10/31/2009	Dividend Income 11/1/2008 to 10/31/2009
Lord Abbett Developing Growth Fund – Class I	7,012,452	1,104,582	(960,539)	7,156,495	$103,268,220	$(4,874,645)	$–
Lord Abbett Securities Trust – International Opportunities Fund – Class I	11,096,080	630,318	(1,293,029)	10,433,369	114,349,725	(8,089,845)	1,051,673
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	4,545,186	407,932	(615,758)	4,337,360	50,530,246	(4,104,049)	–
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	2,538,118	236,246	(17,809)	2,756,555	52,319,416	(246,583)	–
Lord Abbett Blend Trust – Small-Cap Blend Fund – Class I	3,695,378	556,897	(93,417)	4,158,858	52,110,494	(757,544)	–
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	4,101,950	516,315	(185,086)	4,433,179	103,559,065	717,767	535,406
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	4,388,245	309,152	(276,529)	4,420,868	51,768,361	(1,573,740)	246,492
					$527,905,527	$(18,928,639)	$1,833,571

11.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which each of the Fundamental Equity Fund and Large Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks

Notes to Financial Statements (continued)

tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Funds could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although Fundamental Equity Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. The International Core Equity Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

International Dividend Income Fund is also subject to the risks of investing in foreign securities, dividend yielding stocks, and derivatives. Foreign securities may pose greater risks than domestic securities, including price fluctuations and higher transaction costs. These risks are generally greater for securities issued by companies in emerging market companies. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. The International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices. The International Dividend Income Fund may invest a significant portion of its assets in small and mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. The International Dividend Income Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

International Opportunities Fund is also subject to the risks of investing in foreign securities, the securities of small-cap companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity. The International Opportunities Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational companies, Fundamental Equity Fund, Large Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund’s performance.

Notes to Financial Statements (continued)

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

ALPHA STRATEGY FUND
	Year Ended October 31, 2009		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,134,543	$90,088,436	8,988,358	$204,341,792
Converted from Class B*	201,504	2,916,309	219,865	4,840,112
Reinvestment of distributions	1,321,508	17,034,232	938,987	23,700,040
Shares reacquired	(6,957,086)	(94,605,166)	(5,043,740)	(106,371,679)
Increase	700,469	$15,433,811	5,103,470	$126,510,265

Class B Shares
Shares sold	381,441	$5,314,140	650,273	$14,389,021
Reinvestment of distributions	162,722	2,007,994	153,584	3,739,773
Shares reacquired	(513,232)	(6,983,338)	(562,271)	(11,862,745)
Converted to Class A*	(211,115)	(2,916,309)	(228,529)	(4,840,112)
Increase (decrease)	(180,184)	$(2,577,513)	13,057	$1,425,937

Class C Shares
Shares sold	2,828,222	$39,855,844	4,479,390	$98,051,930
Reinvestment of distributions	561,079	6,873,183	375,199	9,076,051
Shares reacquired	(2,395,699)	(32,485,453)	(1,824,657)	(37,074,457)
Increase	993,602	$14,243,574	3,029,932	$70,053,524

Class F Shares
Shares sold	1,914,446	$24,255,190	478,414	$10,692,426
Reinvestment of distributions	37,363	480,117	33	837
Shares reacquired	(662,384)	(9,619,910)	(39,431)	(732,148)
Increase	1,289,425	$15,115,397	439,016	$9,961,115

Class I Shares
Shares sold	232,220	$3,715,597	488,148	$10,742,537
Reinvestment of distributions	53,659	693,275	7,041	178,279
Shares reacquired	(134,927)	(1,968,504)	(28,201)	(631,830)
Increase	150,952	$2,440,368	466,988	$10,288,986

Class R2 Shares
Shares sold	62,872	$894,155	49,064	$1,079,640
Reinvestment of distributions	78	997	33	825
Shares reacquired	(15,592)	(249,563)	(13,122)	(238,007)
Increase	47,358	$645,589	35,975	$842,458

Class R3 Shares
Shares sold	357,956	$5,358,592	304,689	$6,531,861
Reinvestment of distributions	10,919	139,986	34	862
Shares reacquired	(215,600)	(3,209,208)	(50,784)	(1,029,325)
Increase	153,275	$2,289,370	253,939	$5,503,398
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (continued)

FUNDAMENTAL EQUITY FUND
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	51,399,510	$443,253,427	33,955,750	$384,056,521
Converted from Class B*	1,479,090	12,747,878	527,913	5,979,951
Reinvestment of distributions	1,370,253	10,208,081	13,985,343	168,103,818
Shares reacquired	(59,197,714)	(505,806,639)	(51,160,589)	(547,823,282)
Increase (decrease)	(4,948,861)	$(39,597,253)	(2,691,583)	$10,317,008

Class B Shares
Shares sold	3,133,740	$26,257,342	2,507,015	$27,234,069
Reinvestment of distributions	–	–	1,441,864	16,710,966
Shares reacquired	(4,715,040)	(39,245,458)	(4,755,729)	(51,215,447)
Converted to Class A*	(1,537,256)	(12,747,878)	(549,254)	(5,979,951)
Decrease	(3,118,556)	$(25,735,994)	(1,356,104)	$(13,250,363)

Class C Shares
Shares sold	12,872,299	$107,883,035	9,787,600	$106,365,110
Reinvestment of distributions	–	–	2,848,051	32,867,556
Shares reacquired	(11,634,515)	(95,242,571)	(11,810,732)	(126,124,050)
Increase	1,237,784	$12,640,464	824,919	$13,108,616

Class F Shares
Shares sold	7,622,241	$61,747,840	1,199,999	$13,767,219
Reinvestment of distributions	10,116	74,957	65	777
Shares reacquired	(1,243,011)	(11,396,340)	(184,027)	(1,794,302)
Increase	6,389,346	$50,426,457	1,016,037	$11,973,694

Class I Shares
Shares sold	4,172,835	$38,457,362	1,914,899	$22,477,598
Reinvestment of distributions	85,145	636,029	349,412	4,217,399
Shares reacquired	(550,619)	(4,802,063)	(51,910)	(564,486)
Increase	3,707,361	$34,291,328	2,212,401	$26,130,511

Class P Shares
Shares sold	911,554	$7,936,373	956,857	$10,720,787
Reinvestment of distributions	19,795	146,090	301,128	3,580,406
Shares reacquired	(781,451)	(6,822,834)	(2,024,675)	(22,873,615)
Increase (decrease)	149,898	$1,259,629	(766,690)	$(8,572,422)

Class R2 Shares
Shares sold	96,391	$894,082	49,447	$511,903
Reinvestment of distributions	39	286	64	765
Shares reacquired	(12,619)	(118,199)	(14,061)	(142,304)
Increase	83,811	$776,169	35,450	$370,364

Class R3 Shares
Shares sold	2,010,749	$17,782,233	1,874,780	$20,629,489
Reinvestment of distributions	12,467	92,509	64	767
Shares reacquired	(771,110)	(6,842,432)	(253,786)	(2,705,060)
Increase	1,252,106	$11,032,310	1,621,058	$17,925,196
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (continued)

INTERNATIONAL CORE EQUITY FUND
	Year Ended October 31, 2009		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,457,512	$104,342,340	13,630,730	$197,559,218
Converted from Class B*	157,022	1,442,178	83,289	1,140,720
Reinvestment of distributions	1,435,494	12,345,339	6,280,951	95,156,404
Shares reacquired	(22,505,710)	(194,870,294)	(18,248,751)	(230,284,525)
Increase (decrease)	(9,455,682)	$(76,740,437)	1,746,219	$63,571,817

Class B Shares
Shares sold	753,091	$6,903,792	1,123,303	$15,990,444
Reinvestment of distributions	54,865	466,907	426,117	6,357,988
Shares reacquired	(1,361,208)	(11,606,108)	(1,399,645)	(17,621,966)
Converted to Class A*	(159,207)	(1,442,178)	(84,790)	(1,140,720)
Increase (decrease)	(712,459)	$(5,677,587)	64,985	$3,585,746

Class C Shares
Shares sold	1,655,820	$14,870,289	2,816,309	$40,040,252
Reinvestment of distributions	106,613	908,341	960,413	14,339,002
Shares reacquired	(3,430,021)	(29,297,488)	(4,581,185)	(57,677,352)
Decrease	(1,667,588)	$(13,518,858)	(804,463)	$(3,298,098)

Class F Shares
Shares sold	1,159,160	$8,775,635	239,513	$3,311,379
Reinvestment of distributions	5,971	51,055	64	969
Shares reacquired	(573,057)	(5,447,736)	(24,680)	(267,458)
Increase	592,074	$3,378,954	214,897	$3,044,890

Class I Shares
Shares sold	2,470,983	$19,382,783	3,498,123	$50,290,975
Reinvestment of distributions	429,596	3,707,412	1,655,006	25,238,835
Shares reacquired	(1,047,383)	(10,590,728)	(6,175,522)	(86,559,276)
Increase (decrease)	1,853,196	$12,499,467	(1,022,393)	$(11,029,466)

Class P Shares
Shares sold	75,967	$710,294	212,684	$3,447,362
Reinvestment of distributions	1,231	10,525	1,396	21,042
Shares reacquired	(44,791)	(398,248)	(92,961)	(1,268,126)
Increase	32,407	$322,571	121,119	$2,200,278

Class R2 Shares
Shares sold	1.507	$11	–	$–
Reinvestment of distributions	19.000	163	63.921	965
Increase	20.507	$174	63.921	$965

Class R3 Shares
Shares sold	82,929	$814,089	82,290	$1,086,165
Reinvestment of distributions	1,950	16,631	64	966
Shares reacquired	(15,683)	(144,601)	(22,482)	(278,692)
Increase	69,196	$686,119	59,872	$808,439
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (continued)

INTERNATIONAL DIVIDEND INCOME FUND
	Year Ended October 31, 2009		Period Ended October 31, 2008†
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,187,695	$40,072,677	1,598,558	$13,679,823
Reinvestment of distributions	143,508	963,469	12,526	106,226
Shares reacquired	(1,337,852)	(8,943,114)	(168,058)	(1,248,254)
Increase	4,993,351	$32,093,032	1,443,026	$12,537,795

Class C Shares
Shares sold	563,447	$4,186,021	28,159	$193,766
Reinvestment of distributions	4,915	34,075	104	881
Shares reacquired	(62,292)	(425,344)	–	–
Increase	506,070	$3,794,752	28,263	$194,647

Class F Shares
Shares sold	211,331	$1,760,333	4,376	$40,015
Reinvestment of distributions	612	4,508	71	604
Shares reacquired	(1,178)	(9,830)	–	–
Increase	210,765	$1,755,011	4,447	$40,619

Class I Shares
Shares sold	13,777,377	$100,789,931	13,071,912	$129,127,228
Reinvestment of distributions	738,695	5,046,126	212,963	1,805,924
Shares reacquired	(381,653)	(2,410,691)	(32,336)	(318,823)
Increase	14,134,419	$103,425,366	13,252,539	$130,614,329

Class R2 Shares
Shares sold	2	$12	1,001	$10,015
Reinvestment of distributions	36	238	15	124
Increase	38	$250	1,016	$10,139

Class R3 Shares
Shares sold	–	$–	1,001	$10,015
Reinvestment of distributions	38	244	15	127
Increase	38	$244	1,016	$10,142
†	For the period June 23, 2008 (commencement of investment operations) to October 31, 2008.

Notes to Financial Statements (continued)

INTERNATIONAL OPPORTUNITIES FUND
	Year Ended October 31, 2009		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,016,527	$17,839,415	1,831,975	$24,728,396
Converted from Class B*	116,385	948,224	114,183	1,484,252
Reinvestment of distributions	68,847	445,448	1,425,383	21,822,603
Shares reacquired	(2,892,248)	(23,136,675)	(4,208,791)	(54,129,328)
Decrease	(690,489)	$(3,903,588)	(837,250)	$(6,094,077)

Class B Shares
Shares sold	301,394	$2,374,060	360,881	$4,615,651
Reinvestment of distributions	–	–	310,602	4,540,278
Shares reacquired	(549,813)	(4,098,210)	(780,572)	(9,426,856)
Converted to Class A*	(122,032)	(948,224)	(119,942)	(1,484,252)
Decrease	(370,451)	$(2,672,374)	(229,031)	$(1,755,179)

Class C Shares
Shares sold	608,125	$4,998,326	539,176	$6,694,006
Reinvestment of distributions	–	–	321,173	4,669,000
Shares reacquired	(690,038)	(5,285,044)	(938,774)	(11,106,697)
Increase (decrease)	(81,913)	$(286,718)	(78,425)	$256,309

Class F Shares
Shares sold	38,933	$237,490	54,233	$639,342
Reinvestment of distributions	236	1,515	80	1,224
Shares reacquired	(19,804)	(142,238)	(38,174)	(428,484)
Increase	19,365	$96,767	16,139	$212,082

Class I Shares
Shares sold	1,233,439	$9,367,655	6,906,152	$91,742,605
Reinvestment of distributions	217,249	1,433,868	1,175,589	18,421,481
Shares reacquired	(1,614,453)	(12,294,449)	(1,361,662)	(21,937,288)
Increase (decrease)	(163,765)	$(1,492,926)	(6,720,079)	$88,226,798

Class P Shares
Shares sold	33,557	$270,694	88,196	$1,244,376
Reinvestment of distributions	121	797	15,855	245,279
Shares reacquired	(75,045)	(567,443)	(82,046)	(984,365)
Increase (decrease)	(41,367)	$(295,952)	22,005	$505,290

Class R2 Shares
Shares sold	4,260	$34,443	3,641	$54,915
Reinvestment of distributions	21	136	80	1,219
Shares reacquired	(1)	(12)	–	–
Increase	4,280	$34,567	3,721	$56,134

Class R3 Shares
Shares sold	55,046	$528,609	2,945	$28,137
Reinvestment of distributions	43	272	80	1,220
Shares reacquired	(4,092)	(39,454)	(508)	(6,222)
Increase	50,997	$489,427	2,517	$23,135
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (continued)

LARGE CAP VALUE FUND
	Year Ended October 31, 2009		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,270,537	$16,742,122	1,095,769	$11,691,510
Converted from Class B*	46,132	268,277	6,451	75,254
Reinvestment of distributions	48,015	307,292	323,433	3,907,048
Shares reacquired	(1,656,869)	(12,156,670)	(792,396)	(8,478,304)
Increase	707,815	$5,161,021	633,257	$7,195,508

Class B Shares
Shares sold	184,946	$1,351,414	122,702	$1,334,394
Reinvestment of distributions	2,798	17,715	37,772	449,487
Shares reacquired	(146,028)	(1,099,097)	(110,644)	(1,178,722)
Converted to Class A*	(46,722)	(268,277)	(6,564)	(75,254)
Increase (decrease)	(5,006)	$1,755	43,266	$529,905

Class C Shares
Shares sold	465,416	$3,393,055	279,734	$3,035,973
Reinvestment of distributions	5,005	31,685	61,434	731,641
Shares reacquired	(317,027)	(2,267,552)	(264,799)	(2,913,010)
Increase	153,394	$1,157,188	76,369	$854,604

Class F Shares
Shares sold	47,940	$273,729	2,748	$30,102
Reinvestment of distributions	85	541	122	1,471
Shares reacquired	(27,622)	(213,638)	(342)	(2,859)
Increase	20,403	$60,632	2,528	$28,714

Class I Shares
Shares sold	93,820	$726,442	583,088	$6,960,243
Reinvestment of distributions	50,216	322,389	193,213	2,343,670
Shares reacquired	(863,890)	(6,919,474)	(202,366)	(2,654,815)
Increase (decrease)	(719,854)	$(5,870,643)	573,935	$6,649,098

Class P Shares
Shares sold	3,017	$20,017	–	$–
Reinvestment of distributions	26	165	198	2,402
Shares reacquired	(3,017)	(20,181)	–	–
Increase	26	$1	198	$2,402
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (continued)

VALUE OPPORTUNITIES FUND
	Year Ended October 31, 2009		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	15,033,434	$155,146,021	6,283,749	$77,513,951
Converted from Class B*	104,115	1,125,952	7,897	97,466
Reinvestment of distributions	20,748	168,887	347,900	4,543,577
Shares reacquired	(5,556,148)	(51,508,434)	(4,925,239)	(59,363,070)
Increase	9,602,149	$104,932,426	1,714,307	$22,791,924

Class B Shares
Shares sold	612,819	$6,159,989	780,006	$9,542,674
Reinvestment of distributions	–	–	31,873	411,162
Shares reacquired	(323,362)	(3,154,107)	(379,679)	(4,617,429)
Converted to Class A*	(106,295)	(1,125,952)	(8,013)	(97,466)
Increase	183,162	$1,879,930	424,187	$5,238,941

Class C Shares
Shares sold	3,237,174	$32,445,721	1,911,403	$23,418,539
Reinvestment of distributions	–	–	117,129	1,510,958
Shares reacquired	(1,269,100)	(12,041,955)	(1,227,457)	(14,492,884)
Increase	1,968,074	$20,403,766	801,075	$10,436,613

Class F Shares
Shares sold	4,946,349	$46,706,575	478,671	$5,866,758
Reinvestment of distributions	3,577	28,977	30	389
Shares reacquired	(916,410)	(9,301,234)	(60,018)	(644,064)
Increase	4,033,516	$37,434,318	418,683	$5,223,083

Class I Shares
Shares sold	3,415,208	$35,612,849	4,257,083	$54,578,011
Reinvestment of distributions	52,227	425,647	189,880	2,487,429
Shares reacquired	(539,840)	(4,773,253)	(821,326)	(9,097,062)
Increase	2,927,595	$31,265,243	3,625,637	$47,968,378

Class P Shares
Shares sold	70,542	$694,038	130,190	$1,683,576
Reinvestment of distributions	–	–	13,467	175,471
Shares reacquired	(68,051)	(640,707)	(185,451)	(2,007,725)
Increase (decrease)	2,491	$53,331	(41,794)	$(148,678)

Class R2 Shares
Shares sold	128,459	$1,311,975	45,949	$568,783
Reinvestment of distributions	–	–	29	377
Shares reacquired	(5,322)	(58,898)	(43,364)	(421,400)
Increase	123,137	$1,253,077	2,614	$147,760

Class R3 Shares
Shares sold	261,097	$2,701,307	234,232	$2,781,128
Reinvestment of distributions	163	1,323	788	10,258
Shares reacquired	(79,938)	(811,157)	(52,052)	(623,534)
Increase	181,322	$1,891,473	182,968	$2,167,852
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (concluded)

13.    SUBSEQUENT EVENTS

In accordance with the provisions set forth in ASC Topic 855 (formerly SFAS 165), Subsequent Events, adopted by the Funds as of October 31, 2009, management has evaluated subsequent events existing in the Funds’ financial statements through December 30, 2009. Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Funds’ financial statements through this date.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Lord Abbett Securities Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Fundamental Equity Fund (formerly Lord Abbett All Value Fund), Lord Abbett Alpha Strategy Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund, Lord Abbett International Opportunities Fund, Lord Abbett Large-Cap Value Fund, and Lord Abbett Value Opportunities Fund, seven of the portfolios constituting the Lord Abbett Securities Trust (the “Trust”) as of October 31, 2009, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Fundamental Equity Fund, Lord Abbett Alpha Strategy Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund, Lord Abbett International Opportunities Fund, Lord Abbett Large-Cap Value Fund, and Lord Abbett Value Opportunities Fund of the Lord Abbett Securities Trust as of October 31, 2009, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

December 30, 2009

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of October 31, 2009, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	19.56%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	21.66%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	9.57%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	9.91%
Lord Abbett Blend Trust – Small-Cap Blend Fund – Class I	9.87%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	19.62%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	9.81%

The Ten Largest Holdings and the Holdings by Sector, as of October 31, 2009, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
SuccessFactors, Inc.	1.92%
VistaPrint NV	1.81%
EnerNOC, Inc.	1.77%
Netflix, Inc.	1.63%
Insulet Corp.	1.63%
Alexion Pharmaceuticals, Inc.	1.62%
lululemon athletica, Inc.	1.59%
Concur Technologies, Inc.	1.55%
NetLogic Microsystems, Inc.	1.55%
Lumber Liquidators, Inc.	1.54%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.63%
Energy	6.35%
Financial Services	8.18%
Healthcare	18.79%
Materials & Processing	0.39%
Producer Durables	11.57%
Technology	27.55%
Utilities	0.44%
Short-Term Investment	4.10%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Davide Campari-Milano SpA	1.64%
REXLot Holdings Ltd.	1.57%
Babcock International Group plc	1.57%
Ebro Puleva SA	1.56%
easyJet plc	1.54%
Schroders plc	1.51%
Megaworld Corp.	1.45%
Prosegur Compania de Seguridad SA Registered Shares	1.45%
Symrise GmbH & Co. AG	1.44%
Cobham plc	1.40%

Holdings by Sector*	% of Investments
Basic Materials	6.25%
Consumer Cyclical	22.93%
Consumer Non-Cyclical	8.79%
Diversified Financials	5.17%
Energy	5.59%
Healthcare	7.63%
Industrial Goods & Services	17.17%
Non-Property Financials	6.70%
Property & Property Services	3.39%
Technology	4.35%
Telecommunications	0.50%
Transportation	2.62%
Utilities	5.16%
Short-Term Investment	3.75%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments
Insulet Corp.	2.60%
EnerNOC, Inc.	2.10%
DexCom, Inc.	1.76%
Orion Marine Group, Inc.	1.72%
Clean Energy Fuels Corp.	1.68%
Lumber Liquidators, Inc.	1.64%
Endologix, Inc.	1.62%
Compellent Technologies, Inc.	1.57%
Volcom, Inc.	1.57%
Knot, Inc. (The)	1.55%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	19.61%
Consumer Staples	2.25%
Energy	5.78%
Financial Services	3.59%
Healthcare	22.25%
Materials & Processing	1.97%
Producer Durables	14.07%
Technology	24.21%
Utilities	1.44%
Short-Term Investment	4.83%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro-Cap Value Fund

Ten Largest Holdings	% of Investments
Overhill Farms, Inc.	3.53%
Medical Action Industries, Inc.	3.26%
American Dental Partners, Inc.	2.28%
Radiant Systems, Inc.	2.26%
Odyssey HealthCare, Inc.	2.26%
Bowne & Co., Inc.	2.22%
Rimage Corp.	1.96%
Chesapeake Utilities Corp.	1.94%
Great Lakes Dredge & Dock Co.	1.68%
American Physicians Service Group, Inc.	1.65%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.80%
Consumer Staples	4.65%
Energy	2.55%
Financial Services	8.54%
Healthcare	14.09%
Materials & Processing	5.07%
Other Energy	0.48%
Producer Durables	29.64%
Technology	13.82%
Utilities	2.44%
Short-Term Investment	6.92%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Blend Trust – Small-Cap Blend Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	2.78%
Watsco, Inc.	2.70%
Solera Holdings, Inc.	2.69%
Sykes Enterprises, Inc.	2.68%
FTI Consulting, Inc.	2.24%
ICON plc ADR	2.13%
EXCO Resources, Inc.	2.08%
Global Payments, Inc.	2.04%
Comstock Resources, Inc.	2.02%
OptionsXpress Holdings, Inc.	1.92%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.47%
Consumer Staples	3.04%
Energy	6.49%
Financial Services	13.58%
Healthcare	14.49%
Materials & Processing	9.36%
Producer Durables	27.69%
Technology	11.00%
Short-Term Investment	2.88%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Hexcel Corp.	2.14%
Curtiss-Wright Corp.	2.11%
Reliance Steel & Aluminum Co.	1.77%
NBTY, Inc.	1.72%
Fossil, Inc.	1.71%
Baldor Electric Co.	1.70%
Financial Federal Corp.	1.60%
Kirby Corp.	1.49%
Bristow Group, Inc.	1.46%
Chicago Bridge & Iron Co. NV NY Registered Shares	1.46%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	9.89%
Consumer Staples	3.44%
Energy	5.60%
Financial Services	16.87%
Healthcare	7.93%
Materials & Processing	16.03%
Producer Durables	27.66%
Technology	7.42%
Utilities	3.11%
Short-Term Investment	2.05%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
PartnerRe Ltd.	2.19%
NBTY, Inc.	1.98%
Comerica, Inc.	1.96%
Fossil, Inc.	1.70%
Sapient Corp.	1.68%
Albemarle Corp.	1.63%
Lazard Ltd. Class A	1.55%
Alliance Data Systems Corp.	1.50%
Diebold, Inc.	1.43%
Humana, Inc.	1.41%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.75%
Consumer Staples	4.28%
Energy	6.06%
Financial Services	20.97%
Healthcare	10.34%
Materials & Processing	7.06%
Producer Durables	17.25%
Technology	12.55%
Utilities	2.80%
Short-Term Investment	7.94%
Total	100.00%
*	A sector may comprise several industries.

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are partners of Lord Abbett and are “interested persons” of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993 and Chairman since 1996	Senior Partner (since 2007), Chief Executive Officer (since 1996) and was formerly Managing Partner (1996 - 2007), joined Lord Abbett in 1972.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.	N/A

Independent Trustees

The following independent or outside Trustees (“Independent Trustees”) are also directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).	Currently serves as director of Crane Co. (since 1984), Huttig Building Products Inc. (since 1998) and R.H. Donnelley Inc. (since 2009).

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).	N/A

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001	Advisor of One Equity Partners, a private equity firm (since 2004).	Currently serves as a director and Chairman of the Board of GMAC Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the titles and positions listed under the “Principal Occupation” column indicate the officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner (since 2007), Chief Executive Officer (since 1996) and was formerly Managing Partner (1996 - 2007), joined Lord Abbett in 1972.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner (since 2007) and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1995.

Daniel H. Frascarelli (1954)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2005	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1998.

Todd D. Jacobson (1966)	Executive Vice President	Elected in 2003	Portfolio Manager, joined Lord Abbett in 2003.

Vincent J. McBride (1964)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003.

F. Thomas O’Halloran, III (1955)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2001.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 1987.

Stacy P. Allen (1967)	Vice President	Elected in 2009	Chief Administrative Officer (since 2009), was formerly a Client Portfolio Manager (2006 - 2008) and Director of Institutional Mutual Funds (2003 - 2006), joined Lord Abbett in 2003.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Anthony W. Hipple (1964)	Vice President	Elected in 2006	Portfolio Manager, joined Lord Abbett in 2002.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Deepak Khanna (1963)	Vice President	Elected in 2008	Portfolio Manager, returned to Lord Abbett in 2007 from Jennison Associates LLC (2005 - 2007). Mr. Khanna’s former experience at Lord Abbett included Senior Research Analyst – other investment strategies (2000 - 2005).

Thomas B. Maher (1967)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2003.

Justin C. Maurer (1969)	Vice President	Elected in 2008	Partner and Portfolio Manager, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1993	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (SAI), which contains further information about the Trust’s Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Alpha Strategy Fund	100%	100%
Fundamental Equity	100	100
International Core Equity Fund	0	100
International Dividend Income Fund	0	100
International Opportunities Fund	0	100
Large Cap Value Fund	0	100
Value Opportunities Fund	100	100

Additionally, of the distribution paid to shareholders during the fiscal year ended October 31, 2009, the following amounts represent short-term and long-term capital gains:

Fund Name	Short-Term Capital Gains	Long-Term Capital Gains
Alpha Strategy Fund	–	$31,893,275

The International Core Equity, the International Dividend Income and the International Opportunities Fund intend to pass through foreign source income and foreign taxes as follows:

Fund Name	Foreign Source Income	Foreign Taxes
International Core Equity Fund	$21,168,876	$1,462,096
International Dividend Income Fund	8,932,170	597,357
International Opportunities Fund	5,719,278	421,864

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Value Opportunities Fund

LST-2-1009

(12/09)

2009

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Micro Cap Growth Fund

Micro Cap Value Fund

For the fiscal year ended October 31, 2009

Lord Abbett Micro Cap Growth Fund

and Micro Cap Value Fund Annual Report

For the fiscal year ended October 31, 2009

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Micro Cap Growth Fund’s and Lord Abbett Micro Cap Value Fund’s performance for the fiscal year ended October 31, 2009. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Q: What were the overall market conditions during the fiscal year ended October 31, 2009?

A: After taking a beating during much of the first half of the fiscal year ended October 31, 2009, the equity markets (as represented by the S&P 500® Index1) began to trend upward during the balance of the period, recovering some of their previous losses. The fiscal year ended with the S&P 500 Index up 9.80%.

Mid cap stocks (as defined by the Russell MidCap® Index2) generally outperformed small cap stocks (as measured by the Russell 2000® Index3) and large cap stocks (as measured by the Russell 1000® Index4). Growth stocks (as represented by the Russell 3000® Growth Index5) outperformed value stocks (as represented by the Russell 3000® Value Index6) for the fiscal year. Overall, most equity asset classes and investing styles trended higher throughout the 12-month fiscal period.

1

Lord Abbett Micro Cap Growth Fund

Q: How did the Micro Cap Growth Fund perform during the fiscal year ended October 31, 2009?

A: The Fund returned 24.81%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell Microcap® Growth Index,7 which returned 15.48% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant contributors to the Fund’s performance relative to its benchmark for the 12-month period were the technology, energy, and consumer discretionary sectors.

Among the individual holdings that contributed to performance were energy holding EnerNoc, Inc. (the Fund’s number-one contributor), a developer of power solutions; technology holding Aruba Networks, Inc., a provider of mobility solutions that enable secure access to wireline and wireless network information; and consumer discretionary holding Home Inns & Hotel Management, Inc., an operator of budget hotels in the People’s Republic of China.

The most significant detractors from the Fund’s performance relative to its benchmark for the 12-month period were the healthcare, materials and processing, and consumer staples sectors.

Among the individual holdings that detracted from performance were healthcare holdings CardioNet, Inc. (the Fund’s number-one detractor), a provider of ambulatory outpatient solutions for monitoring health information, and Hansen Medical, Inc. a developer of medical robotics for catheters; and technology holding Blue Coat Systems, Inc., a provider of Web security solutions.

Lord Abbett Micro Cap Value Fund

Q: How did the Micro Cap Value Fund perform during the fiscal year ended October 31, 2009?

A: The Fund returned 9.62%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell Microcap® Value Index,8 which returned -3.67% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant contributors to Fund performance relative to its benchmark for the 12-month period were the financial services sector (owing to an underweight position), the producer durables sector, and the technology sector.

Among the individual holdings that contributed to performance were consumer discretionary holding Central Garden & Pet Company (the Fund’s number-one contributor), a supplier of consumer lawn and garden and pet supply products; technology holding Radiant

2

Systems, Inc., a provider of enterprise-wide technology systems to the restaurant industry; and materials and processing holding Orion Marine Group, Inc., a provider of marine construction services.

The most significant detractors from Fund performance relative to its benchmark for the 12-month period were the healthcare sector, and the materials and processing sector (owing to an underweight position).

Among the individual holdings that detracted from performance were financial services holding Metro Bancorp Inc. (the Fund’s number-one detractor), a Central Pennsylvania bank holding company; producer durables holding LMI Aerospace, Inc., a provider of close tolerance aluminum and specialty alloy components for the aerospace industry; and healthcare holding Skilled Healthcare Group, Inc., an operator of nursing and assisted-living homes in California, Texas, Kansas, and Nevada.

Each Fund’s portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

3  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 1000 Index.

4  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

5  The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

6  The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes.

7  The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.

8  The Russell Microcap® Value Index measures the performance of the microcap value segment of the U.S. equity market. It includes those Russell Microcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Unless otherwise indicated, indexes are unmanaged and reflect total returns with all distributions reinvested, but do not reflect the deduction of fees, expenses, or taxes, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in a fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

3

Except where noted, comparative Fund performance does not account for the deduction of sales charges, and would be different if sales charges were included. Each Fund offers two classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

Note: Fees and expense waivers are currently in effect for both Funds. Had waivers not been in effect, performance would have been lower. See the Funds’ prospectuses for a history of fees waived and expenses assumed. Existing expense waivers may be revised or terminated at any time.

The views of each Fund’s management and the portfolio holdings described in this report are as of October 31, 2009; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

4

Micro Cap Growth Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class I shares with the same investment in the Russell 2000® Growth Index, the Russell Microcap® Index, and the Russell Microcap Growth Index, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

The Russell Microcap Growth Index and the Russell Microcap Index have no historical performance prior to July 3, 2000. Therefore, the ending value for these indexes was not calculated for the same period as the Fund. The Russell 2000 Growth Index is calculated using the same period as the Fund.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended October 31, 2009

	1 Year	5 Years	10 Years	Life of Class
Class A3	17.67%	5.15%	–	1.23%
Class I4	25.13%	6.67%	5.93%	–

1    Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund’s performance.

2     The Fund changed its standardized performance benchmark from the Russell 2000® Growth Index to the Russell Microcap® Growth Index to provide a more accurate market comparison against the Fund’s objective. Since the Russell Microcap Growth Index and the Russell Microcap Index commenced on July 3, 2000, the Fund will continue to show the Russell 2000 Growth Index as an additional historical performance benchmark.

3    Class A shares commenced operations on May 1, 2000. Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4    Performance is at net asset value.

5

Micro Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class I shares with the same investment in the Russell 2000® Value Index, the Russell Microcap® Index, and the Russell Microcap Value Index, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

The Russell Microcap Value Index and the Russell Microcap Index have no historical performance prior to July 3, 2000. Therefore, the ending value for these indexes was not calculated for the same period as the Fund. The Russell 2000 Value Index is calculated using the same period as the Fund.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended October 31, 2009

	1 Year	5 Years	10 Years	Life of Class
Class A3	3.34%	3.33%	–	12.28%
Class I4	9.90%	4.82%	15.02%	–

1    Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund’s performance.

2     The Fund changed its standardized performance benchmark from the Russell 2000® Value Index to the Russell Microcap® Value Index to provide a more accurate market comparison against the Fund’s objective. Since the Russell Microcap Value Index and the Russell Microcap Index commenced on July 3, 2000, the Fund will continue to show the Russell 2000 Value Index as an additional historical performance benchmark.

3    Class A shares commenced operations on May 1, 2000. Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4    Performance is at net asset value.

6

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 through October 31, 2009).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 5/1/09 – 10/31/09” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

7

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/09	10/31/09	5/1/09 - 10/31/09
Class A
Actual	$1,000.00	$1,199.20	$11.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.70	$10.61
Class I
Actual	$1,000.00	$1,199.80	$10.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.88	$9.40
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (2.09% for Class A and 1.85% for Class I) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2009

Sector*	%**
Consumer Discretionary	19.61%
Consumer Staples	2.25%
Energy	5.78%
Financial Services	3.59%
Healthcare	22.25%
Materials & Processing	1.97%
Producer Durables	14.07%
Technology	24.21%
Utilities	1.44%
Short-Term Investment	4.83%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

8

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/09	10/31/09	5/1/09 - 10/31/09
Class A
Actual	$1,000.00	$1,178.30	$11.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.63	$10.66
Class I
Actual	$1,000.00	$1,179.60	$10.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.89	$9.40
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (2.10% for Class A and 1.85% for Class I) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2009

Sector*	%**
Consumer Discretionary	11.80%
Consumer Staples	4.65%
Energy	2.55%
Financial Services	8.54%
Healthcare	14.09%
Materials & Processing	5.07%
Other Energy	0.48%
Producer Durables	29.64%
Technology	13.82%
Utilities	2.44%
Short-Term Investment	6.92%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

9

Schedule of Investments

MICRO CAP GROWTH FUND October 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 96.69%

Advertising Agencies 0.85%
Constant Contact, Inc.*	32,972	$546

Alternative Energy 3.84%
Clean Energy Fuels Corp.*	95,022	1,102
EnerNOC, Inc.*	47,789	1,373

Total		2,475

Asset Management & Custodian 0.64%
JMP Group, Inc.	49,300	415

Auto Parts 0.74%
Wonder Auto Technology, Inc. (China)*(a)	36,800	476

Banks: Diversified 0.88%
Texas Capital Bancshares, Inc.*	39,000	568

Beverage: Brewers & Distillers 0.55%
Boston Beer Co., Inc. (The) Class A*	9,300	353

Beverage: Soft Drinks 1.01%
Peet’s Coffee & Tea, Inc.*	19,100	649

Biotechnology 3.33%
Allos Therapeutics, Inc.*	55,100	311
Cypress Bioscience, Inc.*	68,000	418
Genomic Health, Inc.*	24,200	449
Vanda Pharmaceuticals, Inc.*	51,884	529
ViroPharma, Inc.*	58,300	440

Total		2,147

Chemical: Diversified 0.62%
ChemSpec International Ltd. ADR*	54,405	399

Commercial Services 3.78%
51job, Inc. ADR*	63,596	948
Kforce, Inc.*	74,607	875

Investments	Shares	Value (000)
TrueBlue, Inc.*	50,700	$613

Total		2,436

Commercial Vehicles & Parts 1.29%
Westport Innovations, Inc. (Canada)*(a)	85,044	832

Communications Technology 1.77%
Anaren, Inc.*	35,000	512
ShoreTel, Inc.*	95,200	625

Total		1,137

Computer Services, Software & Systems 13.25%
3PAR, Inc.*	70,407	663
CommVault Systems, Inc.*	35,500	699
Compellent Technologies, Inc.*	56,100	1,029
GSI Commerce, Inc.*	16	–	(b)
Interactive Intelligence, Inc.*	46,300	776
OpenTable, Inc.*	32,481	801
Perficient, Inc.*	69,200	563
PROS Holdings, Inc.*	80,000	719
RightNow Technologies, Inc.*	46,507	710
Synchronoss Technologies, Inc.*	70,187	801
Taleo Corp. Class A*	46,500	1,011
Ultimate Software Group, Inc. (The)*	29,700	758

Total		8,530

Computer Technology 2.18%
Netezza Corp.*	85,013	786
VanceInfo Technologies, Inc. ADR*	40,772	616

Total		1,402

Construction 1.75%
Orion Marine Group, Inc.*	59,244	1,128

Consumer Services: Miscellaneous 1.58%
Knot, Inc. (The)*	95,328	1,017

See Notes to Financial Statements.

10

Schedule of Investments (continued)

MICRO CAP GROWTH FUND October 31, 2009

Investments	Shares	Value (000)
Diversified Financial Services 2.11%
Broadpoint Gleacher Securities Group, Inc.*	108,247	$690
Evercore Partners, Inc. Class A	20,579	672

Total		1,362

Diversified Materials & Processing 0.76%
Koppers Holdings, Inc.	18,657	487

Diversified Retail 2.33%
Shutterfly, Inc.*	56,300	794
Vitacost.com, Inc.*	71,500	709

Total		1,503

Education Services 0.85%
ChinaCast Education Corp. (China)*(a)	65,200	406
K12, Inc.*	8,712	140

Total		546

Electronics 1.52%
IPG Photonics Corp.*	71,436	976

Engineering & Contracting Services 1.10%
MYR Group, Inc.*	41,137	707

Entertainment 1.26%
Imax Corp. (Canada)*(a)	79,105	815

Foods 0.73%
China-Biotics, Inc. (China)*(a)	40,300	467

Healthcare Services 2.76%
Addus HomeCare Corp.*	68,900	630
IPC The Hospitalist Co., Inc.*	27,606	836
Phase Forward, Inc.*	23,901	313

Total		1,779

Hotel/Motel 0.74%
Home Inns & Hotels Management, Inc. ADR*	17,962	477

Investments	Shares	Value (000)
Machinery: Engines 0.92%
Harbin Electric, Inc. (China)*(a)	37,241	$593

Machinery: Industrial 3.03%
Chart Industries, Inc.*	32,079	635
Colfax Corp.*	56,903	619
Duoyuan Global Water, Inc. ADR*	21,236	696

Total		1,950

Medical & Dental Instruments & Supplies 7.63%
ATS Medical, Inc.*	111,600	300
Cardiovascular Systems, Inc.*	70,500	345
Conceptus, Inc.*	27,800	488
Endologix, Inc.*	222,000	1,057
Insulet Corp.*	153,000	1,698
MAKO Surgical Corp.*	75,000	679
Orthovita, Inc.*	99,200	347

Total		4,914

Medical Equipment 5.34%
Cyberonics, Inc.*	39,500	571
DexCom, Inc.*	167,472	1,149
NxStage Medical, Inc.*	162,529	907
Somanetics Corp.*	54,500	815

Total		3,442

Medical Services 1.26%
Bio-Reference Laboratories, Inc.*	25,051	810

Metal Fabricating 0.63%
RBC Bearings, Inc.*	18,728	403

Oil: Crude Producers 1.08%
Carrizo Oil & Gas, Inc.*	30,000	695

Oil Well Equipment & Services 0.95%
Natural Gas Services Group, Inc.*	36,300	612

See Notes to Financial Statements.

11

Schedule of Investments (continued)

MICRO CAP GROWTH FUND October 31, 2009

Investments	Shares	Value (000)
Pharmaceuticals 2.28%
Eurand NV (Netherlands)*(a)	67,579	$893
Optimer Pharmaceuticals, Inc.*	49,500	572

Total		1,465

Power Transmission Equipment 1.10%
Maxwell Technologies, Inc.*	39,649	711

Production Technology Equipment 2.11%
Kulicke & Soffa Industries, Inc.*	125,700	585
Veeco Instruments, Inc.*	31,800	774

Total		1,359

Restaurants 3.00%
BJ’s Restaurants, Inc.*	27,548	440
Buffalo Wild Wings, Inc.*	19,500	800
California Pizza Kitchen, Inc.*	29,700	386
McCormick & Schmick’s Seafood Restaurants, Inc.*	50,661	305

Total		1,931

Scientific Instruments: Control & Filter 0.28%
Energy Recovery, Inc.*	32,246	180

Scientific Instruments: Gauges & Meters 1.04%
SmartHeat, Inc. (China)*(a)	74,700	668

Investments	Shares	Value (000)
Semiconductors & Components 3.37%
ANADIGICS, Inc.*	132,681	$426
Cavium Networks, Inc.*	29,260	555
Monolithic Power Systems, Inc.*	20,900	418
Renesola Ltd. ADR*	209,600	771

Total		2,170

Specialty Retail 6.97%
America’s Car-Mart, Inc.*	44,700	927
hhgregg, Inc.*	59,700	984
Lumber Liquidators, Inc.*	50,400	1,071
Monro Muffler Brake, Inc.	22,600	700
Zumiez, Inc.*	59,963	808

Total		4,490

Telecommunications Equipment 0.41%
DragonWave, Inc. (Canada)*(a)	33,400	266

Textiles Apparel & Shoes 1.60%
Volcom, Inc.*	61,900	1,028

Utilities: Gas Distributors 1.47%
China Natural Gas, Inc. (China)*(a)	80,400	945

Total Common Stocks (cost $55,623,004)		62,261

See Notes to Financial Statements.

12

Schedule of Investments (concluded)

MICRO CAP GROWTH FUND October 31, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.91%

Repurchase Agreement
Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $3,230,000 of U.S. Treasury Bill at 0.10% due 12/24/2009; value: $3,229,677; proceeds: $3,161,572 (cost $3,161,570)	$3,162	$3,162

Total Investments in Securities 101.60% (cost $58,784,574)		65,423

Liabilities in Excess of Other Assets (1.60%)		(1,028)

Net Assets 100.00%		$64,395

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount is less than $1,000.

See Notes to Financial Statements.

13

Schedule of Investments

MICRO CAP VALUE FUND October 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 94.60%

Auto Parts 1.32%
Amerigon, Inc.*	165,468	$1,064

Banks: Diversified 4.03%
Bryn Mawr Bank Corp.	42,582	681
Centerstate Banks, Inc.	120,600	908
Metro Bancorp, Inc.*	54,777	648
Southwest Bancorp, Inc.	103,023	1,014

Total		3,251

Banks: Savings, Thrift & Mortgage Lending 0.66%
Territorial Bancorp, Inc.*	32,100	529

Beverage: Brewers & Distillers 1.15%
Boston Beer Co., Inc. (The) Class A*	24,332	925

Biotechnology 1.12%
Cypress Bioscience, Inc.*	147,300	904

Chemical: Diversified 1.42%
KMG Chemicals, Inc.	21,305	262
LSB Industries, Inc.*	71,400	885

Total		1,147

Chemical: Specialty 2.35%
Balchem Corp.	37,100	1,024
Quaker Chemical Corp.	42,394	873

Total		1,897

Commercial Services 6.38%
Barrett Business Services, Inc.	81,700	948
COMSYS IT Partners, Inc.*	112,200	769
Exponent, Inc.*	44,839	1,166
ICF International, Inc.*	28,500	817
Kforce, Inc.*	73,400	861
Standard Parking Corp.*	33,600	591

Total		5,152

Investments	Shares	Value (000)
Commercial Services: Rental & Leasing 2.40%
Marlin Business Services Corp.*	140,191	$941
McGrath RentCorp	50,200	992

Total		1,933

Commercial Vehicles & Parts 1.46%
Modine Manufacturing Co.	114,700	1,181

Communications Technology 1.65%
Anaren, Inc.*	65,000	950
Bel Fuse, Inc. Class B	20,871	378

Total		1,328

Computer Services, Software & Systems 5.59%
INX, Inc.*	91,700	616
Mercury Computer Systems, Inc.*	81,300	870
Radiant Systems, Inc.*	188,427	1,854
TechTeam Global, Inc.*	149,159	1,168

Total		4,508

Computer Technology 1.99%
Rimage Corp.*	87,400	1,608

Construction 3.68%
Great Lakes Dredge & Dock Co.	224,925	1,379
Orion Marine Group, Inc.*	41,700	794
Sterling Construction Co., Inc.*	49,400	797

Total		2,970

Diversified Financial Services 1.69%
American Physicians Service Group, Inc.	56,131	1,351
FBR Capital Markets Corp.*	2,351	14

Total		1,365

Diversified Manufacturing Operations 0.52%
A. M. Castle & Co.	36,900	416

See Notes to Financial Statements.

14

Schedule of Investments (continued)

MICRO CAP VALUE FUND October 31, 2009

Investments	Shares	Value (000)
Diversified Retail 3.34%
Central Garden & Pet Co.*	64,353	$638
PetMed Express, Inc.	74,200	1,164
Rush Enterprises, Inc. Class B*	97,350	891

Total		2,693

Electronic Components 0.88%
Methode Electronics, Inc.	98,500	714

Electronics 1.28%
II-VI, Inc.*	39,000	1,032

Engineering & Contracting Services 2.44%
Michael Baker Corp.*	32,126	1,147
MYR Group, Inc.*	47,800	821

Total		1,968

Foods 3.58%
Overhill Farms, Inc.*	529,557	2,891

Forms & Bulk Printing Services 3.82%
Bowne & Co., Inc.	278,259	1,817
Multi-Color Corp.	95,432	1,266

Total		3,083

Healthcare Management Services 3.44%
American Dental Partners, Inc.*	157,627	1,874
Healthspring, Inc.*	63,184	905

Total		2,779

Healthcare Services 3.58%
Addus HomeCare Corp.*	106,800	977
Odyssey HealthCare, Inc.*	133,000	1,854
Psychemedics Corp.	10,667	58

Total		2,889

Insurance: Property-Casualty 2.30%
Donegal Group, Inc. Class A	83,033	1,212
Radian Group, Inc.	111,200	644

Total		1,856

Investments	Shares	Value (000)
Luxury Items 0.43%
Movado Group, Inc.	33,500	$351

Machinery: Industrial 1.56%
EnPro Industries, Inc.*	33,700	761
Tennant Co.	18,800	501

Total		1,262

Machinery: Oil Well Equipment & Services 0.48%
Tesco Corp. (Canada)*(a)	45,000	391

Medical & Dental Instruments & Supplies 3.31%
Medical Action Industries, Inc.*	244,298	2,673

Medical Equipment 2.87%
Affymetrix, Inc.*	135,100	707
Somanetics Corp.*	75,200	1,124
TomoTherapy, Inc.*	145,400	483

Total		2,314

Metal Fabricating 0.95%
RBC Bearings, Inc.*	35,800	770

Office Supplies & Equipment 0.85%
Electronics for Imaging, Inc.*	58,700	685

Oil: Crude Producers 1.06%
Approach Resources, Inc.*	110,700	859

Oil Well Equipment & Services 1.53%
Boots & Coots, Inc.*	453,100	630
Pioneer Drilling Co.*	90,286	604

Total		1,234

Railroad Equipment 1.03%
Portec Rail Products, Inc.	95,200	829

Restaurants 2.54%
Benihana, Inc. Class A*	116,800	565

See Notes to Financial Statements.

15

Schedule of Investments (concluded)

MICRO CAP VALUE FUND October 31, 2009

Investments	Shares	Value (000)
Restaurants (continued)
Red Robin Gourmet Burgers, Inc.*	26,000	$435
Rubio’s Restaurants, Inc.*	144,319	1,052

Total		2,052

Scientific Instruments: Control & Filter 1.22%
Flanders Corp.*	195,500	985

Scientific Instruments: Pollution Control 2.87%
Metalico, Inc.*	171,119	691
Perma-Fix Environmental Services, Inc.*	173,522	410
Team, Inc.*	75,100	1,219

Total		2,320

Semiconductors & Components 1.63%
Techwell, Inc.*	127,100	1,319

Specialty Retail 2.46%
America’s Car-Mart, Inc.*	37,900	786
Monro Muffler Brake, Inc.	38,750	1,201

Total		1,987

Steel 0.43%
Universal Stainless & Alloy Products, Inc.*	22,900	346

Technology: Miscellaneous 1.02%
CTS Corp.	92,100	825

Textiles Apparel & Shoes 0.85%
FGX International Holdings Ltd.*	51,700	682

Toys 1.06%
RC2 Corp.*	65,300	853

Truckers 1.90%
Celadon Group, Inc.*	66,700	651
Marten Transport Ltd.*	50,303	882

Total		1,533

Investments	Shares	Value (000)
Utilities: Gas Distributors 1.98%
Chesapeake Utilities Corp.	50,300	$1,594

Utilities: Water 0.50%
Connecticut Water Service, Inc.	18,200	406

Total Common Stocks (cost $76,367,019)		76,353

	Principal Amount (000)
SHORT-TERM INVESTMENT 7.03%

Repurchase Agreement
Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $5,790,000 of U.S. Treasury Bill at 0.10% due 12/24/2009; value: $5,789,421; proceeds: $5,672,176 (cost $5,672,172)	$5,672	5,672

Total Investments in Securities 101.63% (cost $82,039,191)		82,025

Liabilities in Excess of Other Assets (1.63%)		(1,318)

Net Assets 100.00%		$80,707

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

16

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17

Statements of Assets and Liabilities

October 31, 2009

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$58,784,574	$82,039,191
Investments in securities, at value	$65,422,901	$82,025,033
Receivables:
Dividends	—	11,247
Investment securities sold	—	89,788
Capital shares sold	10,000	10,959
From advisor (See Note 3)	4,931	—
Prepaid expenses and other assets	5,660	13,350
Total assets	65,443,492	82,150,377
LIABILITIES:
Payables:
Investment securities purchased	890,875	1,260,245
Capital shares reacquired	3,649	3,643
Management fee	85,746	103,145
12b-1 distribution fees	2,554	5,489
Fund administration	2,287	2,751
Trustees’ fees	4,847	6,768
To affiliate (See Note 3)	10,661	11,400
Accrued expenses and other liabilities	48,308	49,860
Total liabilities	1,048,927	1,443,301
NET ASSETS	$64,394,565	$80,707,076
COMPOSITION OF NET ASSETS:
Paid-in capital	$75,470,881	$102,918,584
Accumulated net investment loss	(4,847)	(6,768)
Accumulated net realized loss on investments	(17,709,796)	(22,190,582)
Net unrealized appreciation (depreciation) on investments	6,638,327	(14,158)
Net Assets	$64,394,565	$80,707,076
Net assets by class:
Class A Shares	$10,421,258	$22,730,441
Class I Shares	$53,973,307	$57,976,635
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	920,867	1,223,996
Class I Shares	4,634,521	3,053,921
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.32	$18.57
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$12.01	$19.70
Class I Shares-Net asset value	$11.65	$18.98

See Notes to Financial Statements.

18

Statements of Operations

For the Year Ended October 31, 2009

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends	$54,704	$650,149
Interest	230	354
Total investment income	54,934	650,503
Expenses:
Management fee	849,388	1,023,561
12b-1 distribution plan-Class A	23,475	49,848
Shareholder servicing	15,485	21,931
Professional	37,200	37,482
Reports to shareholders	14,357	14,184
Fund administration	22,650	27,295
Custody	7,218	6,544
Trustees’ fees	3,183	3,853
Registration	22,815	23,648
Subsidy (See Note 3)	187,391	182,384
Other	2,323	2,684
Gross expenses	1,185,485	1,393,414
Expense reductions (See Note 7)	(194)	(230)
Expenses reimbursed by advisor (See Note 3)	(114,221)	(80,945)
Net expenses	1,071,070	1,312,239
Net investment loss	(1,016,136)	(661,736)
Net realized and unrealized gain (loss):
Net realized loss on investments	(3,650,855)	(16,175,437)
Net change in unrealized depreciation on investments	18,755,544	24,647,555
Net realized and unrealized gain	15,104,689	8,472,118
Net Increase in Net Assets Resulting From Operations	$14,088,553	$7,810,382

See Notes to Financial Statements.

19

Statements of Changes in Net Assets

	Micro Cap Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008
Operations:
Net investment loss	$(1,016,136)	$(1,102,504)
Net realized loss on investments	(3,650,855)	(13,930,109)
Net change in unrealized appreciation/depreciation on investments	18,755,544	(23,143,767)
Net increase (decrease) in net assets resulting from operations	14,088,553	(38,176,380)
Distributions to shareholders from:
Net realized gain
Class A	–	(195,277)
Class I	–	(1,104,441)
Total distributions to shareholders	–	(1,299,718)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	7,375,201	26,755,338
Reinvestment of distributions	–	1,299,607
Cost of shares reacquired	(6,669,129)	(5,324,160)
Net increase in net assets resulting from capital share transactions	706,072	22,730,785
Net increase (decrease) in net assets	14,794,625	(16,745,313)
NET ASSETS:
Beginning of year	$49,599,940	$66,345,253
End of year	$64,394,565	$49,599,940
Accumulated net investment loss	$(4,847)	$(2,842)

See Notes to Financial Statements.

20

Statements of Changes in Net Assets (concluded)

	Micro Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008
Operations:
Net investment loss	$(661,736)	$(653,248)
Net realized loss on investments	(16,175,437)	(6,117,155)
Net change in unrealized appreciation/depreciation on investments	24,647,555	(29,859,546)
Net increase (decrease) in net assets resulting from operations	7,810,382	(36,629,949)
Distributions to shareholders from:
Net realized gain
Class A	–	(1,797,707)
Class I	–	(3,981,689)
Total distributions to shareholders	–	(5,779,396)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	9,326,467	27,823,082
Reinvestment of distributions	–	5,779,387
Cost of shares reacquired	(1,834,711)	(9,012,702)
Net increase in net assets resulting from capital share transactions	7,491,756	24,589,767
Net increase (decrease) in net assets	15,302,138	(17,819,578)
NET ASSETS:
Beginning of year	$65,404,938	$83,224,516
End of year	$80,707,076	$65,404,938
Accumulated net investment loss	$(6,768)	$(4,381)

See Notes to Financial Statements.

21

Financial Highlights

MICRO CAP GROWTH FUND

	Class A Shares
	Year Ended 10/31
	2009	2008	2007		2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.07	$17.36	$14.18		$14.24	$11.88

Investment operations:

Net investment loss(a)	(.19)	(.24)	(.26)		(.24)	(.25)

Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	–	–	(b)	–	–

Net realized and unrealized gain (loss)	2.44	(7.71)	5.83		2.05	2.96

Total from investment operations	2.25	(7.95)	5.57		1.81	2.71

Distributions to shareholders from:

Net realized gain	–	(.34)	(2.39)		(1.87)	(.35)

Net asset value, end of year	$11.32	$9.07	$17.36		$14.18	$14.24

Total Return(c)	24.81%	(46.57)%	45.19	%(d)	14.29%	23.21%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	2.09%	2.09%	2.10%		2.10%	2.10%

Expenses, including expense reductions and expenses reimbursed	2.09%	2.09%	2.09%		2.10%	2.10%

Expenses, excluding expense reductions and expenses reimbursed	2.30%	2.23%	2.48%		3.26%	2.51%

Net investment loss	(1.99)%	(1.88)%	(1.76)%		(1.83)%	(1.92)%

Supplemental Data:
Net assets, end of year (000)	$10,421	$5,264	$9,882		$5,445	$5,938

Portfolio turnover rate	147.34%	173.93%	205.25%		222.48%	64.79%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.

22

Financial Highlights (concluded)

MICRO CAP GROWTH FUND

	Class I Shares
	Year Ended 10/31
	2009	2008	2007		2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.31	$17.76	$14.43		$14.43	$12.00

Investment operations:

Net investment loss(a)	(.17)	(.22)	(.24)		(.22)	(.22)

Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	–	–	(b)	–	–

Net realized and unrealized gain (loss)	2.51	(7.89)	5.96		2.09	3.00

Total from investment operations	2.34	(8.11)	5.72		1.87	2.78

Distributions to shareholders from:

Net realized gain	–	(.34)	(2.39)		(1.87)	(.35)

Net asset value, end of year	$11.65	$ 9.31	$17.76		$14.43	$14.43

Total Return(c)	25.13%	(46.41)%	45.49	%(d)	14.56%	23.57%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.85%	1.84%	1.85%		1.85%	1.85%

Expenses, including expense reductions and expenses reimbursed	1.85%	1.84%	1.84%		1.85%	1.85%

Expenses, excluding expense reductions and expenses reimbursed	2.05%	1.98%	2.04%		3.04%	2.25%

Net investment loss	(1.75)%	(1.64)%	(1.52)%		(1.59)%	(1.67)%

Supplemental Data:
Net assets, end of year (000)	$53,973	$44,336	$56,463		$1,699	$1,221

Portfolio turnover rate	147.34%	173.93%	205.25%		222.48%	64.79%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.

23

Financial Highlights

MICRO CAP VALUE FUND

	Class A Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$16.94	$28.90	$28.67	$26.96	$23.89

Investment operations:

Net investment loss(a)	(.19)	(.22)	(.28)	(.34)	(.32)

Net realized and unrealized gain (loss)	1.82	(9.79)	4.89	5.18	6.12

Total from investment operations	1.63	(10.01)	4.61	4.84	5.80

Distributions to shareholders from:

Net realized gain	–	(1.95)	(4.38)	(3.13)	(2.73)

Net asset value, end of year	$18.57	$16.94	$28.90	$28.67	$26.96

Total Return(b)	9.62%	(36.82)%	18.84%	20.09%	26.45%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	2.10%	2.09%	2.09%	2.10%	2.10%

Expenses, including expense reductions and expenses reimbursed	2.10%	2.08%	2.09%	2.10%	2.10%

Expenses, excluding expense reductions and expenses reimbursed	2.22%	2.14%	2.20%	2.45%	2.35%

Net investment loss	(1.14)%	(.95)%	(1.05)%	(1.29)%	(1.30)%

Supplemental Data:
Net assets, end of year (000)	$22,730	$17,522	$25,561	$18,156	$15,384

Portfolio turnover rate	42.27%	56.70%	37.11%	50.45%	34.59%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

24

Financial Highlights (concluded)

MICRO CAP VALUE FUND

	Class I Shares
	Year Ended 10/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$17.27	$29.36	$28.99	$27.17	$24.00

Investment operations:

Net investment loss(a)	(.15)	(.16)	(.20)	(.28)	(.26)

Net realized and unrealized gain (loss)	1.86	(9.98)	4.95	5.23	6.16

Total from investment operations	1.71	(10.14)	4.75	4.95	5.90

Distributions to shareholders from:

Net realized gain	–	(1.95)	(4.38)	(3.13)	(2.73)

Net asset value, end of year	$18.98	$17.27	$29.36	$28.99	$27.17

Total Return(b)	9.90%	(36.68)%	19.16%	20.38%	26.78%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.85%	1.84%	1.83%	1.85%	1.85%

Expenses, including expense reductions and expenses reimbursed	1.85%	1.83%	1.83%	1.85%	1.85%

Expenses, excluding expense reductions and expenses reimbursed	1.97%	1.89%	1.93%	2.20%	2.11%

Net investment loss	(.90)%	(.70)%	(.71)%	(1.05)%	(1.06)%

Supplemental Data:
Net assets, end of year (000)	$57,977	$47,883	$57,664	$3,872	$3,627

Portfolio turnover rate	42.27%	56.70%	37.11%	50.45%	34.59%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

25

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes. Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Class A and I shares and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions). Class I shares are not subject to any sales charges.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

26

Notes to Financial Statements (continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for the fiscal years ended October 31, 2006 through October 31, 2009. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to each Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board, Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), effective November 1, 2008. In accordance with ASC 820, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

27

Notes to Financial Statements (continued)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing each Fund’s investments carried at value:

	Micro Cap Growth Fund				Micro Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock	$62,261	$–	$–	$62,261	$76,353	$–	$–	$76,353
Repurchase Agreement	–	3,162	–	3,162	–	5,672	–	5,672
Total	$62,261	$3,162	$–	$65,423	$76,353	$5,672	$–	$82,025
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of 1.50%.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund’s average daily net assets.

For the period November 1, 2008 through February 28, 2009, Lord Abbett contractually agreed to reimburse each Fund to the extent necessary so that each class’ total annual operating expenses did not exceed the rates below. Effective March 1, 2009, Lord Abbett voluntarily agreed to reimburse each Fund to the extent necessary so that each class’ total annual operating expenses do not exceed the following:

Class	% of Average Daily Net Assets
A	2.10%
I	1.85%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its voluntary reimbursement at any time.

The Funds, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (the “Alpha Strategy Fund”) of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliate on each Fund’s Statement of Assets and Liabilities.

28

Notes to Financial Statements (continued)

As of October 31, 2009, the percentages of the Micro Cap Growth Fund’s and Micro Cap Value Fund’s outstanding shares owned by Alpha Strategy Fund were 78.07% and 64.44%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets attributable to Class A at an annual rate of .25%.

Class I does not have a distribution plan.

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008 was as follows:

	Micro Cap Growth Fund		Micro Cap Value Fund
	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/09	Year Ended 10/31/08
Distributions paid from:
Ordinary income	$–	$1,108,968	$–	$1,524,520
Net long-term capital gains	–	190,750	–	4,254,876
Total distributions paid	$–	$1,299,718	$–	$5,779,396

29

Notes to Financial Statements (continued)

As of October 31, 2009, the components of accumulated losses on a tax-basis were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Capital loss carryforwards*	$(17,324,692)	$(22,075,842)
Temporary differences	(4,847)	(6,768)
Unrealized gains (losses) – net	6,253,223	(128,898)
Total accumulated losses – net	$(11,076,316)	$(22,211,508)
*	As of October 31, 2009 the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Micro Cap Growth Fund	$13,362,204	$3,962,488	$17,324,692
Micro Cap Value Fund	6,079,744	15,996,098	22,075,842

As of October 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$59,169,678	$82,153,931
Gross unrealized gain	9,961,490	9,724,401
Gross unrealized loss	(3,708,267)	(9,853,299)
Net unrealized security gain (loss)	$6,253,223	$(128,898)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Permanent items identified during the fiscal year ended October 31, 2009, have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
Micro Cap Growth Fund	$1,014,131	$–	$(1,014,131)
Micro Cap Value Fund	659,349	15,121	(674,470)

The permanent differences are attributable to the tax treatment of certain securities and net operating losses.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended October 31, 2009 were as follows:

	Purchases	Sales
Micro Cap Growth Fund	$81,635,075	$82,367,817
Micro Cap Value Fund	32,192,906	27,811,256

There were no purchases or sales of U.S. Government securities for the fiscal year ended October 31, 2009.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated

30

Notes to Financial Statements (continued)

among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% (.08% prior to December 5, 2008) of the amount available under the Facility to .15%. This amount is included in Other Expenses on the Funds’ Statement of Operations. In connection with the renewal, the Funds paid an upfront commitment fee of .05% on December 4, 2009. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of October 31, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended October 31, 2009.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund’s performance.

31

Notes to Financial Statements (concluded)

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

MICRO CAP GROWTH FUND
	Year Ended October 31, 2009		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	468,196	$3,392,456	172,478	$2,485,190
Reinvestment of distributions	–	–	12,942	195,166
Shares reacquired	(127,911)	(1,268,408)	(174,184)	(2,493,666)
Increase	340,285	$2,124,048	11,236	$186,690

Class I Shares
Shares sold	518,054	$3,982,745	1,781,415	$24,270,148
Reinvestment of distributions	–	–	71,531	1,104,441
Shares reacquired	(647,396)	(5,400,721)	(267,651)	(2,830,494)
Increase (decrease)	(129,342)	$(1,417,976)	1,585,295	$22,544,095

MICRO CAP VALUE FUND
	Year Ended October 31, 2009		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	250,316	$3,540,920	252,134	$6,171,305
Reinvestment of distributions	–	–	71,650	1,797,698
Shares reacquired	(60,906)	(942,184)	(173,549)	(4,119,019)
Increase	189,410	$2,598,736	150,235	$3,849,984

Class I Shares
Shares sold	336,054	$5,785,547	885,106	$21,651,777
Reinvestment of distributions	–	–	156,022	3,981,689
Shares reacquired	(54,793)	(892,527)	(232,275)	(4,893,683)
Increase	281,261	$4,893,020	808,853	$20,739,783

12.    SUBSEQUENT EVENTS

In accordance with the provisions set forth in ASC Topic 855 (formerly SFAS 165), Subsequent Events, adopted by the Funds as of October 31, 2009, management has evaluated subsequent events existing in the Funds’ financial statements through December 30, 2009. Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Funds’ financial statements through this date.

32

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Lord Abbett Securities Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund, two of the portfolios constituting the Lord Abbett Securities Trust (the “Trust”) as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund of the Lord Abbett Securities Trust as of October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

December 30, 2009

33

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are partners of Lord Abbett and are “interested persons” of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993 and Chairman since 1996	Senior Partner (since 2007), Chief Executive Officer (since 1996) and was formerly Managing Partner (1996 – 2007), joined Lord Abbett in 1972.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.	N/A

Independent Trustees

The following independent or outside Trustees (“Independent Trustees”) are also directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).	Currently serves as director of Crane Co. (since 1984), Huttig Building Products Inc. (since 1998) and R.H. Donnelley Inc. (since 2009).

34

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush–O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009).	N/A

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001	Advisor of One Equity Partners, a private equity firm (since 2004).	Currently serves as a director and Chairman of the Board of GMAC Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

35

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the titles and positions listed under the “Principal Occupation” column indicate the officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner (since 2007), Chief Executive Officer (since 1996) and was formerly Managing Partner (1996 – 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner (since 2007) and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1995.

Daniel H. Frascarelli (1954)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2005	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1998.

Todd D. Jacobson (1966)	Executive Vice President	Elected in 2003	Portfolio Manager, joined Lord Abbett in 2003.

Vincent J. McBride (1964)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003.

F. Thomas O’Halloran, III (1955)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2001.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 1987.

36

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Stacy P. Allen (1967)	Vice President	Elected in 2009	Chief Administrative Officer (since 2009), was formerly a Client Portfolio Manager (2006 – 2008) and Director of Institutional Mutual Funds (2003 – 2006), joined Lord Abbett in 2003.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Anthony W. Hipple (1964)	Vice President	Elected in 2006	Portfolio Manager, joined Lord Abbett in 2002.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Deepak Khanna (1963)	Vice President	Elected in 2008	Portfolio Manager, returned to Lord Abbett in 2007 from Jennison Associates LLC (2005 – 2007). Mr. Khanna’s former experience at Lord Abbett included Senior Research Analyst – other investment strategies (2000 – 2005).

Thomas B. Maher (1967)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2003.

Justin C. Maurer (1969)	Vice President	Elected in 2008	Partner and Portfolio Manager, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1993	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

37

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc. (1999 – 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (SAI), which contains further information about the Trust’s Trustees. It is available free upon request.

38

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your Fund or Funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

39

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Micro-Cap Growth Fund

Micro-Cap Value Fund

LAMCVF-2-1009

(12/09)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended October 31, 2009 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2009 and 2008 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2009	2008
Audit Fees {a}	$326,500	$326,500
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	326,500	326,500

Tax Fees {b}	58,922	58,897
All Other Fees	- 0 -	- 0 -

Total Fees	$385,422	$385,397

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended October 30, 2009 and 2008 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended October 30, 2009 and 2008 were:

	Fiscal year ended:
	2009	2008
All Other Fees {a}	$161,385	$155,939

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended October 30, 2009 and 2008 were:

	Fiscal year ended:
	2009	2008
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: December 22, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: December 22, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: December 22, 2009